UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway

San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

(b) Not applicable.

ANNUAL REPORT AND SHAREHOLDER LETTER

K2 ALTERNATIVE STRATEGIES FUND

Formerly, Franklin K2 Alternative Strategies Fund

Franklin Alternative Strategies Funds

May 31, 2023

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

SHAREHOLDER LETTER

Dear Fellow Shareholder:

During the 12 months ended May 31, 2023, elevated inflation in most parts of the world impacted the global economy, leading many of the world’s central banks to tighten monetary policy, driving interest rates significantly higher and pressuring economic growth. This tightening eased as the period continued, and investors foresaw an end to the cycle even as growth continued, albeit at a tepid pace. U.S. gross domestic product expanded in the second half of 2022 and the first quarter of 2023 amid rising government spending and private investment. Economic growth in the eurozone was tepid, weighed down by higher interest rates and declining business and consumer confidence. China’s economic growth slowed amid investor concerns about the solvency of several large property developers and COVID-19 lockdowns.

In this environment, global developed market stocks, as measured by the MSCI World Index (USD), posted a +2.61% total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index (USD), posted a -8.07% total return.1 Global government bonds, as measured by the FTSE World Government Bond Index (USD), posted a -5.55% total return.1

We are committed to our long-term perspective and disciplined investment approach as we continue to conduct a rigorous analysis of Fund subadvisors and markets with a strong emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial professionals in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past 12 months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the future.

Sincerely,

Brooks Ritchey

President and Chief Executive Officer –

Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of May 31, 2023, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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ANNUAL REPORT

K2 Alternative Strategies Fund

Formerly, Franklin K2 Alternative Strategies Fund

This annual report for K2 Alternative Strategies Fund covers the period ended May 31, 2023. As approved by the Fund’s Board of Trustees, effective January 17, 2023, the Fund’s name changed to K2 Alternative Strategies Fund. Please refer to the Fund’s prospectus for more information. If you have any questions, please contact your financial professional.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with lower volatility relative to the broad equity markets by allocating its assets across multiple non-traditional or alternative strategies, including, but not limited to, some or all of the following strategies: long short equity, relative value, event driven and global macro. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); debt securities including bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; and mortgage-backed or asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance Overview

The Fund’s Class A shares posted a -1.48% cumulative total return for the 12 months under review. For comparison, the Fund’s primary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, posted a -1.26% cumulative total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +3.14% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index-NR (USD, net of tax withholding when dividends are paid), posted a +0.85% total return for the 12 months ended May 31, 2023.1 While inflation remained elevated in most parts of the world, it showed some signs of slowing in the second half of the period, supporting equities. This inflationary pressure led many of the world’s central banks to tighten monetary policy, driving interest rates significantly higher and pressuring economic growth. However, this tightening eased as the period continued, and investors foresaw an end to the current monetary policy cycle even as growth continued, albeit at a tepid pace. Equity performance varied notably by region, as changing economic conditions had a differential impact depending on local circumstances.

In the U.S., gross domestic product (GDP) expanded in the second half of 2022 and the first quarter of 2023 amid rising government spending and private investment. The labor market remained strong, as hiring continued at a brisk pace and unemployment reached its lowest level in over 50 years. In an effort to control inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate at each of its eight meetings during the period to end at a range of 5.00%–5.25%, a full 425 basis points higher than at the beginning of the period. Furthermore, the Fed indicated it would continue to reduce its U.S. Treasury and agency debt and mortgage-backed security holdings. Several prominent bank failures late in the period drove increased uncertainty among investors, but government intervention led to swift reorganizations and equities recovered from a brief decline.

1. Source: Morningstar. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Schedule of Investments (SOI). The Consolidated SOI begins on page 11.

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K2 ALTERNATIVE STRATEGIES FUND

Economic growth in the eurozone was tepid during the period, as higher interest rates and declining business and consumer confidence weighed on the region. The ongoing war in Ukraine disrupted supply chains, weakened the economic outlook and contributed to record high inflation across the eurozone, as energy prices soared in the first half of the period. However, governments spent significant sums to subsidize consumers and find alternative supplies. Consequently, the price of natural gas in Europe declined notably in the period’s second half, providing a tailwind for European stocks. The European Central Bank increased interest rates in July 2022 for the first time in 11 years to curtail growing inflation and further raised rates in six subsequent meetings. In this environment, European developed market equities, as measured by the MSCI Europe Index-NR (USD), posted a +4.68% total return for the 12 months under review.1

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index-NR (USD), posted a -3.70% total return for the 12-month period.1 Economic activity in Japan fluctuated, rebounding in the first quarter of 2023 after posting zero growth in 2022’s fourth quarter. On an annual basis, China’s economic growth slowed, hindered by investor concerns about the solvency of several large property developers and a period of strict COVID-19 lockdowns.

Global emerging market stocks, as measured by the MSCI Emerging Markets Index-NR (USD), posted a -8.49% total return for the 12 months under review.1 Central bank tightening, the threat of recession and higher financing costs contributed to the downturn. Bank failures in the U.S. drove investor concerns that tightening credit conditions would adversely affect emerging markets. Disappointing economic indicators in China following its lifting of COVID-19 lockdowns further pressured emerging market stocks.

Investment Strategy

The Fund is structured as a multi-manager fund (meaning the Fund’s assets are managed by multiple subadvisors, but we have overall responsibility for the Fund’s investments). We principally allocate assets to multiple subadvisors who are implementing one or more non-traditional or alternative investment strategies, including long short equity, relative value, event driven and global macro. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things. We allocate the Fund’s assets to specific subadvisors utilizing a bottom-up approach, selecting subadvisors and their weighting within the Fund’s portfolio by taking into account their correlations to various markets and to each other, their risk profiles and their return expectations. Long short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indexes (through the use of derivatives or through a position in an ETF). Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Event driven strategies generally invest in securities of companies undergoing significant corporate events. Global macro strategies generally focus on macroeconomic opportunities across numerous markets and investments. In addition, the debt securities in which the Fund may invest may have variable or fixed interest rates, may be of any maturity or credit rating, and may include sovereign debt, high yield (“junk”) bonds and distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default. The Fund may engage in active and frequent trading as part of its investment strategies.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and non-hedging (investment) purposes, although no subadvisor is required to hedge any of the Fund’s positions or to use derivatives. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund may engage in active and frequent trading as part of its investment strategies.

Strategy Allocation*

Based on Total Net Assets as of 5/31/23

	Long Positions	Short Positions
Long Short Equity	30.1%	-22.2%
Relative Value	48.4%	-31.7%
Event Driven	25.0%	-12.5%
Global Macro	123.5%	-200.0%
Conditional Risk Overlay (CRO)	0.0%	-1.1%

Total	227.0%	-267.5%

*Figures include the effect of gross notional exposure of derivatives.

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K2 ALTERNATIVE STRATEGIES FUND

Subadvisors

5/31/23

Long Short Equity

ActusRayPartners Limited Chilton Investment Company, Inc.

Electron Capital Partners, LLC

Jennison Associates, LLC

Portland Hill Asset Management Limited

Relative Value

Apollo Credit Management LLC

DLD Asset Management, LP

Lazard Asset Management, LLC

Loomis Sayles & Company, L.P.

One River Asset Management, LLC

Event Driven

Bardin Hill Arbitrage IC Management LP

P. Schoenfeld Asset Management L.P.

Global Macro

BlueBay Asset Management LLP

Graham Capital Management, L.P.

RV Capital Management Private Ltd.

Manager’s Discussion

During the 12 months under review, one of the four underlying strategies to which we allocated assets contributed to absolute returns. The long/short equity strategy’s contribution, combined with the even larger contribution from cash positioning, helped drive the portfolio’s positive absolute performance. Gains were partially offset by losses from the global macro strategy, the largest detractor, and from the relative value and event driven strategies, though the latter’s detraction was minimal. From an asset class perspective, cash holdings were the key driver of gains, followed by currency hedges, real estate and equity positioning. In contrast, fixed income positioning weighed the most on absolute returns, with additional detraction from commodities exposure. The allocation percentages for each strategy are listed within the Strategy Allocation table.

In October 2022, the portfolio management team activated the conditional risk overlay strategy (CRO), which is designed to help protect capital and mitigate the downside in periods of volatility. The team aim was to hedge out some beta compared to the Standard & Poor’s® 500 Index (S&P 500®). For the 12-month period under review, the CRO was a detractor, owing to its S&P 500® hedge amid an equity market rally.

In July 2022, the team onboarded and implemented a position in ActusRayPartners within the long/short equity strategy. ActusRay employs an equity market neutral strategy focused on European small- and mid-cap equities. ActusRay aims to generate meaningful levels of alpha and strong risk-adjusted returns through an investment process it calls discretionary probabilistic investing, combining a quantitative base with a discretionary overlay to handle situations that may be problematic for a pure systematic process. At the end of May 2023, the Fund’s long/short subadvisors were ActusRay, Chilton Investment and Electron Capital Partners. During the 12-month period, the team deallocated from long/short equity subadvisors Jennison Associates, Portland Hill Asset Management and Wellington Management.

Three of the six subadvisors in the long/short equity strategy contributed to absolute returns during the period, led by Electron (top overall) and Jennison. Conversely, subadvisors Wellington and Portland Hill weighed the most on returns within the strategy, with Wellington as the largest overall detractor. Long equity positioning was the key driver of the strategy’s gains, with additional contribution from currency hedges. Electron’s equity positioning in the industrials sector was a major contributor, led by a U.S.-based power conglomerate that advanced amid signs that its business model transformation and breakup strategy is bearing fruit.

The Fund’s global macro subadvisors were BlueBay Asset Management, Emso Asset Management, Graham Capital Management and RV Capital Management. Emso, which was the strategy’s largest detractor for the period under review, was fully deallocated during the first quarter of 2023. Two of four global macro subadvisors—Graham and Emso—weakened Fund performance during the period, ranking among the top overall detractors. Conversely, RV and BlueBay contributed positively. In terms of aggregate asset class exposures, commodity exposure was the largest detractor, followed by equity positioning. Subadvisor Graham was among the largest overall detractors, owing primarily to its commodities exposure.

During the first quarter of 2023, the team implemented a position with DLD Asset Management, LP (DLD) in the relative value strategy. DLD runs a multi-strategy program focusing on a range of relative value strategies seeking to provide diversifying exposure along with a faster and more dynamic ability to re-allocate capital across these strategies based on relative attractiveness of the underlying opportunities. DLD joined Apollo Credit Management, Benefit Street Partners (BSP), Ellington Global Asset Management, Lazard Asset Management, Loomis Sayles & Company and One River Asset Management as the Fund’s relative value subadvisors. During the 12-month period, the team deallocated from BSP and Ellington.

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K2 ALTERNATIVE STRATEGIES FUND

During the period, five of the seven subadvisors detracted from performance, with BSP and Ellington as the weakest performers within the strategy. In contrast, subadvisors Apollo and Lazard were among the top overall contributors. From an asset class perspective, long exposure to fixed income drove the strategy’s detraction, driven primarily by corporate bonds in the communications sector. Commodities exposure also contributed. Losses were partially offset by short equity positioning, especially in consumer discretionary, materials and industrials.

The Fund’s event driven strategy subadvisors were Bardin Hill Arbitrage IC Management and P. Schoenfeld Asset Management (PSAM). PSAM’s detraction was mostly offset by Bardin Hill’s positive contribution, leading to the strategy’s modest overall negative performance. Equity positioning weighed on returns, though losses were partially offset by contributions from the strategy’s other asset classes, led by currency hedges.

During the period, in addition to activating the CRO and adding subadvisors ActusRay and DLD, the team increased exposure to the global macro strategy, largely through subadvisor Graham. The team also marginally increased exposure to the relative value strategy, especially subadvisor Apollo. Exposure to the long/short equity strategy increased over the period, despite the deallocation of three subadvisors, due in part to the strategy’s outperformance. Many of the changes to strategy allocations occurred in a notable restructuring near the end of 2022, when the team increased exposure to the global macro and event driven strategies while substantially reducing exposure to long/short equity.

Thank you for your participation in K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

Brooks Ritchey

Co-Lead Portfolio Manager

Robert Christian

Co-Lead Portfolio Manager

Anthony Zanolla, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2023, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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K2 ALTERNATIVE STRATEGIES FUND

Performance Summary as of May 31, 2023

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/231

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
1-Year	-1.48%	-6.91%
5-Year	+4.91%	-0.17%
Since Inception (10/11/13)	+24.87%	+1.73%

Advisor
1-Year	-1.21%	-1.21%
5-Year	+6.35%	+1.24%
Since Inception (10/11/13)	+28.00%	+2.60%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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K2 ALTERNATIVE STRATEGIES FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. These differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (10/11/13–5/31/23)

Advisor Class (10/11/13–5/31/23)

Please see page 9 for Performance Summary footnotes.

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K2 ALTERNATIVE STRATEGIES FUND

PERFORMANCE SUMMARY

Distributions (6/1/22–5/31/23)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.2112	—	$0.0932	$0.3044
C	$0.1083	—	$0.0932	$0.2015
R	$0.1034	—	$0.0932	$0.1966
R6	$0.2514	—	$0.0932	$0.3446
Advisor	$0.2406	—	$0.0932	$0.3338

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver
A	2.61%	2.76%
Advisor	2.36%	2.51%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfolio prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Lower-rated or high-yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager or subadvisor expects. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a proposed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

1. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 9/30/23 without Board consent.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report. The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is composed of all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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K2 ALTERNATIVE STRATEGIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/01/22	Ending Account Value 5/31/23	Expenses Paid During Period 12/01/22–5/31/23[1,2]	Ending Account Value 5/31/23	Expenses Paid During Period 12/01/22–5/31/23[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$999.50	$13.36	$1,011.57	$13.44	2.68%
C	$1,000	$996.30	$17.12	$1,007.78	$17.22	3.44%
R	$1,000	$998.80	$14.65	$1,010.27	$14.74	2.94%
R6	$1,000	$1,000.40	$11.97	$1,012.96	$12.04	2.40%
Advisor	$1,000	$1,000.30	$12.17	$1,012.76	$12.24	2.44%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights

K2 Alternative Strategies Fund

	Year Ended May 31,

	2023	2022	2021	2020	2019

Class A
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.16	$12.46	$11.19	$11.28	$11.38

Income from investment operations[a]:

Net investment income (loss)[b]	0.15	(0.06)	(0.08)	(0.03)	0.04

Net realized and unrealized gains (losses)	(0.32)	(0.68)	1.45	0.02	0.11

Total from investment operations	(0.17)	(0.74)	1.37	(0.01)	0.15

Less distributions from:

Net investment income	(0.21)	(0.06)	—	(0.07)	—

Net realized gains	(0.09)	(0.50)	(0.10)	(0.01)	(0.25)

Total distributions	(0.30)	(0.56)	(0.10)	(0.08)	(0.25)

Net asset value, end of year	$10.69	$11.16	$12.46	$11.19	$11.28

Total return[c]	(1.48)%	(6.25)%	12.25%	(0.15)%	1.35%

Ratios to average net assets

Expenses before waiver, payments by affiliates and expense reduction[d]	2.82%	2.75%	2.82%	2.58%	2.73%

Expenses net of waiver, payments by affiliates and expense reduction[d]	2.64%	2.60% [e]	2.64%	2.40%	2.56%

Expenses incurred in connection with securities sold short	0.45%	0.40%	0.44%	0.20%	0.36%

Net investment income (loss)	1.31%	(0.49)%	(0.67)%	(0.25)%	0.36%

Supplemental data

Net assets, end of year (000’s)	$76,464	$94,580	$102,138	$90,205	$104,452

Portfolio turnover rate	225.53%	177.61%	236.64%	271.51%	235.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

dIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Year Ended May 31,

	2023	2022	2021	2020	2019

Class C
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.80	$12.11	$10.95	$11.05	$11.25

Income from investment operations[a]:

Net investment income (loss)[b]	0.06	(0.15)	(0.15)	(0.11)	(0.05)

Net realized and unrealized gains (losses)	(0.31)	(0.66)	1.41	0.02	0.10

Total from investment operations	(0.25)	(0.81)	1.26	(0.09)	0.05

Less distributions from:

Net investment income	(0.11)	—	—	—	—

Net realized gains	(0.09)	(0.50)	(0.10)	(0.01)	(0.25)

Total distributions	(0.20)	(0.50)	(0.10)	(0.01)	(0.25)

Net asset value, end of year	$10.35	$10.80	$12.11	$10.95	$11.05

Total return[c]	(2.12)%	(7.06)%	11.51%	(0.85)%	0.56%

Ratios to average net assets

Expenses before waiver, payments by affiliates and expense reduction[d]	3.57%	3.50%	3.54%	3.33%	3.48%

Expenses net of waiver, payments by affiliates and expense reduction[d]	3.39%	3.35% [e]	3.36%	3.15%	3.31%

Expenses incurred in connection with securities sold short	0.45%	0.40%	0.44%	0.20%	0.36%

Net investment income (loss)	0.55%	(1.24)%	(1.39)%	(1.00)%	(0.39)%

Supplemental data

Net assets, end of year (000’s)	$15,720	$24,486	$31,541	$36,043	$44,897

Portfolio turnover rate	225.53%	177.61%	236.64%	271.51%	235.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

dIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

eBenefit of expense reduction rounds to less than 0.01%.

12	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Year Ended May 31,

	2023	2022	2021	2020	2019

Class R
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.13	$12.44	$11.20	$11.28	$11.42

Income from investment operations[a]:

Net investment income (loss)[b]	0.10	(0.08)	(0.11)	(0.06)	0.02

Net realized and unrealized gains (losses)	(0.31)	(0.68)	1.45	0.02	0.09

Total from investment operations	(0.21)	(0.76)	1.34	(0.04)	0.11

Less distributions from:

Net investment income	(0.10)	(0.05)	—	(0.03)	—

Net realized gains	(0.09)	(0.50)	(0.10)	(0.01)	(0.25)

Total distributions	(0.19)	(0.55)	(0.10)	(0.04)	(0.25)

Net asset value, end of year	$10.73	$11.13	$12.44	$11.20	$11.28

Total return	(1.65)%	(6.50)%	11.97%	(0.39)%	1.08%

Ratios to average net assets

Expenses before waiver, payments by affiliates and expense reduction[c]	3.07%	3.04%	3.06%	2.83%	2.98%

Expenses net of waiver, payments by affiliates and expense reduction[c]	2.89%	2.85% [d]	2.88%	2.65%	2.81%

Expenses incurred in connection with securities sold short	0.45%	0.40%	0.44%	0.20%	0.36%

Net investment income (loss)	1.05%	(0.78)%	(0.91)%	(0.50)%	0.11%

Supplemental data

Net assets, end of year (000’s)	$351	$811	$840	$884	$844

Portfolio turnover rate	225.53%	177.61%	236.64%	271.51%	235.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

dBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Year Ended May 31,

	2023	2022	2021	2020	2019

Class R6
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.27	$12.58	$11.25	$11.34	$11.41

Income from investment operations[a]:

Net investment income (loss)[b]	0.18	(0.02)	(0.04)	0.01	0.08

Net realized and unrealized gains (losses)	(0.33)	(0.69)	1.47	0.02	0.10

Total from investment operations	(0.15)	(0.71)	1.43	0.03	0.18

Less distributions from:

Net investment income	(0.25)	(0.10)	—	(0.11)	—

Net realized gains	(0.09)	(0.50)	(0.10)	(0.01)	(0.25)

Total distributions	(0.34)	(0.60)	(0.10)	(0.12)	(0.25)

Net asset value, end of year	$10.78	$11.27	$12.58	$11.25	$11.34

Total return	(1.20)%	(6.05)%	12.61%	0.27%	1.70%

Ratios to average net assets

Expenses before waiver, payments by affiliates and expense reduction[c]	2.48%	2.44%	2.50%	2.26%	2.41%

Expenses net of waiver, payments by affiliates and expense reduction[c]	2.36%	2.32% [d]	2.32%	2.07%	2.23%

Expenses incurred in connection with securities sold short	0.45%	0.40%	0.44%	0.20%	0.36%

Net investment income (loss)	1.64%	(0.18)%	(0.35)%	0.08%	0.69%

Supplemental data

Net assets, end of year (000’s)	$44,192	$47,851	$27,471	$15,537	$42,842

Portfolio turnover rate	225.53%	177.61%	236.64%	271.51%	235.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

dBenefit of expense reduction rounds to less than 0.01%.

14	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Year Ended May 31,

	2023	2022	2021	2020	2019

Advisor Class
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.24	$12.55	$11.23	$11.33	$11.40

Income from investment operations[a]:

Net investment income (loss)[b]	0.17	(0.03)	(0.05)	— [c]	0.07

Net realized and unrealized gains (losses)	(0.32)	(0.69)	1.47	0.01	0.11

Total from investment operations	(0.15)	(0.72)	1.42	0.01	0.18

Less distributions from:

Net investment income	(0.24)	(0.09)	—	(0.10)	—

Net realized gains	(0.09)	(0.50)	(0.10)	(0.01)	(0.25)

Total distributions	(0.33)	(0.59)	(0.10)	(0.11)	(0.25)

Net asset value, end of year	$10.76	$11.24	$12.55	$11.23	$11.33

Total return	(1.21)%	(6.05)%	12.55%	0.19%	1.61%

Ratios to average net assets

Expenses before waiver, payments by affiliates and expense reduction[d]	2.57%	2.50%	2.57%	2.33%	2.48%

Expenses net of waiver, payments by affiliates and expense reduction[d]	2.39%	2.35% [e]	2.39%	2.15%	2.31%

Expenses incurred in connection with securities sold short	0.45%	0.40%	0.44%	0.20%	0.36%

Net investment income (loss)	1.55%	(0.24)%	(0.42)%	— [f]	0.61%

Supplemental data

Net assets, end of year (000’s)	$710,974	$1,099,387	$1,152,105	$977,094	$1,046,252

Portfolio turnover rate	225.53%	177.61%	236.64%	271.51%	235.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01.

dIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

eBenefit of expense reduction rounds to less than 0.01%.

fAmount rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Schedule of Investments, May 31, 2023

K2 Alternative Strategies Fund

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests 28.9%
	Aerospace & Defense 0.0%†
	Lockheed Martin Corp.	United States	79	$35,077
a	Mercury Systems Inc.	United States	6,174	250,603
a	Satellogic Inc., 1/25/27, wts.	United States	2,058	315

				285,995

	Air Freight & Logistics 0.0%†
	United Parcel Service Inc., B	United States	251	41,917

	Airlines 0.0%†
a	American Airlines Group Inc.	United States	696	10,287

	Automobiles 0.3%
a,b	Fisker Inc.	United States	3,699	23,230
	General Motors Co.	United States	46,344	1,502,009
a,b	Lucid Group Inc.	United States	1,930	14,977
a	Xpeng Inc., A, ADR	China	78,608	619,431

				2,159,647

	Banks 0.1%
c	First Horizon Corp.	United States	37,700	388,687
c	JPMorgan Chase & Co.	United States	125	16,964

				405,651

	Beverages 0.5%
c	The Coca-Cola Co.	United States	605	36,095
	Davide Campari-Milano NV	Italy	49,629	649,351
a,d	Monster Beverage Corp.	United States	24,952	1,462,686
d	PepsiCo Inc.	United States	9,680	1,765,148

				3,913,280

	Biotechnology 2.0%
	AbbVie Inc.	United States	326	44,975
a,b	Gossamer Bio Inc.	United States	100	134
a,c	Horizon Therapeutics PLC	United States	90,713	9,074,022
a,c	Iveric Bio Inc.	United States	34,021	1,284,293
a	Karyopharm Therapeutics Inc.	United States	1,000	2,260
a	Prometheus Biosciences Inc.	United States	5,560	1,104,772
a,c	Seagen Inc.	United States	26,205	5,128,318
a	Vectivbio Holding AG	Switzerland	21,279	351,103

				16,989,877

	Building Products 0.0%†
a	Pgt Innovations Inc.	United States	6,443	160,237

	Capital Markets 1.2%
	BlackRock Inc., A	United States	28	18,411
	Canaccord Genuity Group Inc.	Canada	110,709	778,837
a	Focus Financial Partners Inc., A	United States	100,986	5,260,361
	Greenhill & Co. Inc.	United States	95,918	1,388,893
d	Moody’s Corp.	United States	4,812	1,524,826
c	Morgan Stanley	United States	13,204	1,079,559

				10,050,887

	Chemicals 0.6%
a	Linde PLC	United States	47	16,622
	Novozymes A/S, B	Denmark	14,950	722,545
	The Sherwin-Williams Co.	United States	18,899	4,304,814

16	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Chemicals (continued)
a	Tronox Holdings PLC, A	United States	26,276	$279,577

				5,323,558

	Commercial Services & Supplies 0.8%
d	Cintas Corp.	United States	4,892	2,309,709
a	Digital Transformation Opportunities Corp., A, 3/31/28, wts.	United States	9,795	730
	Republic Services Inc., A	United States	30,305	4,292,097
a	Shapeways Holdings Inc., 10/31/26, wts.	United States	13,286	227

				6,602,763

	Communications Equipment 0.0%†
	Cisco Systems Inc.	United States	248	12,318
a	Riverbed Technology Inc.	United States	5,404	270

				12,588

	Construction & Engineering 0.9%
a,d	Mastec Inc.	United States	42,076	4,264,823
d	Quanta Services Inc.	United States	20,593	3,656,905

				7,921,728

	Construction Materials 0.1%
a	Cemex SAB de CV, ADR	Mexico	69,344	416,064

	Consumer Finance 0.1%
a	NeoGames S.A.	Israel	26,013	709,374

	Containers & Packaging 0.3%
	Ball Corp.	United States	38,789	1,984,445
	Crown Holdings Inc.	United States	2,775	211,538
	Packaging Corp. of America	United States	94	11,659

				2,207,642

	Distributors 0.5%
	Pool Corp.	United States	6,485	2,050,751
a	Uni-Select Inc.	Canada	55,166	1,899,011

				3,949,762

	Diversified Consumer Services 0.1%
a	Chegg Inc.	United States	172	1,544
	Invocare Ltd.	Australia	98,716	796,740

				798,284

	Diversified Financial Services 1.5%
a	7GC & Co. Holdings Inc., A, 12/31/26, wts.	United States	3,244	99
a	Accor Acquisition Co. SA, B	France	19,215	200,768
a	Accor Acquisition Co. SA, B, 7/08/26, wts.	France	19,332	21
a	Accretion Acquisition Corp.	United States	35,312	365,832
a	Aequi Acquisition Corp., A	United States	4,844	50,087
a	Aequi Acquisition Corp., A, 11/30/27, wts.	United States	490	44
a	African Gold Acquisition Corp., A, 3/13/28, wts.	United States	4,750	—
a	Ahren Acquisition Corp., A	Cayman Islands	51,027	538,335
a	Apollo Strategic Growth Capital II, A, 12/31/27, wts.	United States	5,405	648
a	Ares Acquisition Corp. II	United States	84,363	860,503
a	Athena Consumer Acquisition Corp., A, 7/31/28, wts.	United States	13,194	561
a	Athena Technology Acquisition Corp. II, A, 10/17/28, wts.	United States	19,317	1,592
a	Atlantic Coastal Acquisition Corp., A, 12/31/27, wts.	United States	5,443	333
a	Bellevue Life Sciences Acquisition Corp.	United States	22,684	231,830

franklintempleton.com	Annual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Black Mountain Acquisition Corp., A	United States	2,119	$22,377
a	Blue Whale Acquisition Corp. I, A, 7/09/23, wts.	United Arab Emirates	1,005	65
a	C5 Acquisition Corp., A	United States	35,364	375,212
a	Capitalworks Emerging Markets Acquisition Corp., A, 4/27/28, wts.	United States	7,737	1,006
a	CC Neuberger Principal Holdings III, 12/31/27, wts.	United States	7,027	1,265
a	Churchill Capital Corp. VI, A	United States	9,074	93,009
a	Churchill Capital Corp. VII, A	United States	37,869	387,779
a	Climate Transition Capital Acquisition I BV, A	Netherlands	52,800	570,023
a	Climate Transition Capital Acquisition I BV, A, 6/29/26, wts.	Netherlands	17,720	19
a,d	Concord Acquisition Corp. II, A	United States	79,080	808,988
a	Consilium Acquisition Corp. I Ltd.	United States	12,546	131,482
a	Conx Corp., A, 10/30/27, wts.	United States	14,679	2,936
a,d	Conyers Park III Acquisition Corp., A	United States	32,395	330,105
a	Corner Growth Acquisition Corp., A, 6/17/26, wts.	United States	5,737	516
a	Corner Growth Acquisition Corp., A, 12/31/27, wts.	United States	7,606	380
a	Crown PropTech Acquisitions, 12/31/27, wts.	United States	12,844	1,284
a	DHC Acquisition Corp., A, 12/31/27, wts.	United States	241	17
a	EF Hutton Acquisition Corp. I	United States	35,442	366,470
a	Elliott Opportunity II Corp., A	United States	56,350	583,223
a	Elliott Opportunity II Corp., A, 3/02/26, wts.	United States	9,039	50
a	Energy Transition Partners BV	Netherlands	3,372	35,413
a	Energy Transition Partners BV, 7/16/26, wts.	Netherlands	1,124	195
a	Enterprise 4.0 Technology Acquisition Corp., 9/24/23, wts.	United States	8,203	588
a	Fast Acquisition Corp. II, A, 3/16/26, wts.	United States	180	96
a	Focus Impact Acquisition Corp., A, 10/28/26, wts.	United States	6,618	299
a	Forest Road Acquisition Corp. II, A	United States	32,625	330,002
a	Forum Merger IV Corp., A, 12/31/27, wts.	United States	704	85
a	Four Leaf Acquisition Corp., A	United States	39,000	400,920
a	Four Leaf Acquisition Corp., A, 5/12/28, wts.	United States	39,000	3,896
a	FTAC Zeus Acquisition Corp., A	United States	6,342	65,830
a,d	Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	5,297	—
a	Global Partner Acquisition Corp. II, A, 12/31/27, wts.	United States	2,950	148
a	GoGreen Investments Corp.	United States	9,490	102,018
a	Growth For Good Acquisition Corp., Contingent Value, rts., 6/14/23	United States	5,118	870
a	Hedosophia European Growth, 5/13/27, wts.	United Kingdom	12,932	13
a	Inflection Point Acquisition Corp. II	United States	55,916	563,633
a	Investcorp Europe Acqusition Corp. I, A, 11/23/28, wts.	United States	9,717	1,749
a	Jackson Acquisition Co., A, 12/31/28, wts.	United States	2,966	4
a	Jaws Juggernaut Acquisition Corp., A	United States	6,381	65,820
a	Jaws Juggernaut Acquisition Corp., A, 2/12/26, wts.	United States	4,284	731
a	Jaws Mustang Acquisition Corp., A, 1/30/26, wts.	United States	8,196	410
a	Kensington Capital Acquisition Corp. V, A	United States	22,622	237,644
a	Khosla Ventures Acquisition Co., A	United States	48,524	498,341
a	Landcadia Holdings IV Inc., A, 3/29/28, wts.	United States	1,171	192
a	Learn CW Investment Corp., A	United States	19,726	207,123
a	Learn CW Investment Corp., A, 12/31/28, wts.	United States	9,863	466
a	Live Oak Crestview Climate Acquisition Corp., A, 3/12/26, wts.	United States	452	50
a	M3-Brigade Acquisition II Corp., A	United States	30,000	304,800
a	M3-Brigade Acquisition II Corp., A, 12/31/27, wts.	United States	7,608	228
a	Motive Capital Corp. II, A	United States	17,352	182,370
a	Motive Capital Corp. II, A, 5/15/28, wts.	United States	5,384	20
a	Murphy Canyon Acquisition Corp., A	United States	32,534	347,788
a	Northern Star Investment Corp. II, A, 1/31/28, wts.	United States	3,083	120

18	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Oak Woods Acquisition Corp.	Canada	46,800	$485,784
a	Obotech Acquisition SE, A	Luxembourg	4,205	44,498
a	Obotech Acquisition SE, A, 4/30/26, wts.	Luxembourg	1,401	2
a	Orion Biotech Opportunities Corp., A, 12/31/27, wts.	United States	3,392	4
a,e	Pershing Square Tontine Holdings Ltd., A	United States	42,829	8,566
a	Pontem Corp., A, 1/05/26, wts.	United States	4,749	—
a	PowerUp Acquisition Corp.	United States	5,871	61,293
a	Rigel Resource Acquisition Corp., A	United States	55,603	592,172
a	Rigel Resource Acquisition Corp., A, 11/05/26, wts.	United States	4,071	410
a	RMG Acquisition Corp. III, A	United States	2,786	28,194
a	RMG Acquisition Corp. III, A, 12/31/27, wts.	United States	557	56
a,d	Rosecliff Acquisition Corp. I, A, 12/31/27, wts.	United States	19,875	1,391
a	Screaming Eagle Acquisition Corp., A	United States	96,744	991,626
a	Screaming Eagle Acquisition Corp., A, 12/15/27, wts.	United States	20,384	3,058
a	Sculptor Acquisition Corp. I, A	United States	14,028	147,294
a	Sculptor Acquisition Corp. I, A, 4/15/28, wts.	United States	7,014	70
a	Slam Corp., A, 12/31/27, wts.	United States	7,928	1,435
a	Social Capital Suvretta Holdings Corp. II, A	United States	14,142	145,875
a	Social Capital Suvretta Holdings Corp. IV, A	United States	27,104	279,442
a	Social Leverage Acquisition Corp. I, A	United States	13,866	141,988
a	Social Leverage Acquisition Corp. I, A, 2/17/28, wts.	United States	3,466	693
a	Sound Point Acquisition Corp I Ltd., A	United States	41,721	444,746
a	Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	126
a	Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	136
a	Sustainable Development Acquisition I Corp., A, 12/31/28, wts.	United States	4,181	95
a	Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	316
a	Teract SA, 11/16/25, wts.	France	3,920	154
a,d	Thunder Bridge Capital Partners IV Inc., A	United States	12,385	126,946
a	TLG Acquisition One Corp., A	United States	9,876	104,093
a	Twelve Seas Investment Co. II, A, 3/02/28, wts.	United States	1,629	82
a	Vahanna Tech Edge Acquisition I Corp., A	United States	7,916	83,395
a	Vahanna Tech Edge Acquisition I Corp., A, 11/30/28, wts.	United States	3,958	146
a	Zimmer Energy Transition Acquisition Corp., A, 6/16/26, wts.	United States	2,381	15

				12,972,822

	Diversified REITs 0.1%
	Industrials REIT Ltd.	United Kingdom	478,925	991,939

	Diversified Telecommunication Services 0.3%
a	Radius Global Infrastructure Inc., A	United States	184,726	2,733,945

	Electric Utilities 2.9%
	Constellation Energy Corp.	United States	52,998	4,452,892
	Duke Energy Corp.	United States	231	20,626
d	Edison International	United States	41,274	2,786,821
a	Energy Harbor Corp.	United States	93,724	7,246,881
d	NextEra Energy Inc.	United States	29,107	2,138,200
	Origin Energy Ltd.	Australia	327,295	1,773,593
a,d	PG&E Corp.	United States	207,678	3,518,065
d	PNM Resources Inc.	United States	63,541	2,917,802

				24,854,880

	Electrical Equipment 1.0%
a,d	Array Technologies Inc.	United States	182,470	4,045,360
c	Emerson Electric Co.	United States	179	13,905
a,d	Enovix Corp.	United States	30,044	398,684
a,d	Fluence Energy Inc., A	United States	81,147	2,012,445

franklintempleton.com	Annual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment (continued)
a	Nextracker Inc., A	United States	18,827	$720,133
a	Sunrun Inc.	United States	55,280	975,139

				8,165,666

	Electronic Equipment, Instruments & Components 0.3%
a	Hollysys Automation Technologies Ltd.	China	70,572	1,112,215
a	Movella Holdings Inc., A, 12/31/27, wts.	United States	5,567	806
	National Instruments Corp.	United States	24,737	1,429,798

				2,542,819

	Energy Equipment & Services 0.0%†
a	Helix Energy Solutions Group Inc.	United States	9,000	56,520
a	John Wood Group PLC	United Kingdom	130,863	228,782
a	Transocean Ltd., 6/13/26, wts.	United States	6,900	13,869

				299,171

	Entertainment 1.2%
a,c,d	Activision Blizzard Inc.	United States	98,959	7,936,512
a	AMC Entertainment Holdings Inc.	United States	201,270	326,057
a,c	Manchester United PLC, A	United Kingdom	35,862	692,854
f	Rovio Entertainment OYJ, 144A	Finland	36,518	359,114
	World Wrestling Entertainment Inc., A	United States	9,756	988,478

				10,303,015

	Equity Real Estate Investment Trusts (REITs) 0.3%
	American Tower Corp.	United States	159	29,326
a	Braemar Hotels & Resorts Inc.	United States	47	192
	Indus Realty Trust Inc.	United States	42,768	2,856,903

				2,886,421

	Financial Services 0.1%
	Home Capital Group Inc., B	Canada	27,150	869,000

	Food & Staples Retailing 0.9%
	Albertsons Cos. Inc., A	United States	69,496	1,414,939
d	Costco Wholesale Corp.	United States	10,200	5,217,912
	The Kroger Co.	United States	30,274	1,372,320
c	Walmart Inc.	United States	186	27,318

				8,032,489

	Food Products 0.4%
a	Benson Hill Inc., 12/24/25, wts.	United States	5,669	775
	Chocoladefabriken Lindt & Spruengli AG	Switzerland	77	922,722
	The Hershey Co.	United States	5,303	1,377,189
	United Malt GRP Ltd.	Australia	334,020	900,171

				3,200,857

	Ground Transportation 0.5%
	Canadian Pacific Kansas City Ltd.	Canada	41,070	3,129,534
a	US Xpress Enterprises Inc., A	United States	185,152	1,125,724

				4,255,258

	Health Care Equipment & Supplies 0.1%
c	Abbott Laboratories	United States	273	27,846
a,b	Cutera Inc.	United States	8,797	147,878
a	NuVasive Inc.	United States	24,125	920,610

				1,096,334

20	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Health Care Providers & Services 0.1%
	Elevance Health Inc.	United States	75	$33,586
a	Option Care Health Inc.	United States	17,618	485,376
	Synlab AG	Germany	50,138	484,044
	UnitedHealth Group Inc.	United States	70	34,107

				1,037,113

	Hotels, Restaurants & Leisure 0.3%
a	Autogrill SpA	Italy	300,737	2,144,878
a	F45 Training Holdings Inc.	United States	120,050	122,451
a	HomeToGo SE, 12/31/25, wts.	Luxembourg	716	1
a	Light & Wonder Inc.	United States	30	1,749
a	Sonder Holdings Inc., 1/31/28, wts.	United States	3,948	112
c	Starbucks Corp.	United States	376	36,713

				2,305,904

	Household Durables 0.2%
a,d	Skyline Champion Corp.	United States	20,477	1,190,328
a	Sonos Inc.	United States	6,000	87,180

				1,277,508

	Household Products 0.1%
c	The Procter & Gamble Co.	United States	255	36,337
b,c	Spectrum Brands Holdings Inc.	United States	12,600	909,846

				946,183

	Independent Power & Renewable Electricity Producers 1.1%
	The AES Corp.	United States	221,743	4,377,207
	Clearway Energy Inc., A	United States	6,506	178,785
d	NextEra Energy Partners LP	United States	48,723	2,919,482
a,d	Sunnova Energy International Inc.	United States	103,099	1,820,728

				9,296,202

	Industrial Conglomerates 0.6%
	General Electric Co.	United States	43,499	4,416,453
	Hitachi Ltd.	Japan	13,998	805,620

				5,222,073

	Insurance 0.6%
a	Aon PLC, A	United States	8,060	2,484,818
	Argo Group International Holdings Ltd.	United States	28,256	828,183
	W.R. Berkley Corp.	United States	26,459	1,473,237

				4,786,238

	Interactive Media & Services 0.2%
a	Alphabet Inc., A	United States	10,610	1,303,651
a	Meta Platforms Inc., A	United States	546	144,537
a	Wejo Group Ltd., 11/18/26, wts.	United States	3,488	17

				1,448,205

	Internet & Direct Marketing Retail 0.0%†
a	Amazon.com Inc.	United States	853	102,855
a	Cazoo Group Ltd., 8/26/26, wts.	Cayman Islands	19,178	134
a	Wayfair Inc., A	United States	2,760	111,283

				214,272

franklintempleton.com	Annual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	IT Services 0.7%
	Accenture PLC, A	United States	87	$26,615
	Booz Allen Hamilton Holding Corp., A	United States	6,447	648,439
a	Core Scientific Inc., 1/19/27, wts.	United States	1,383	113
	International Business Machines Corp.	United States	9,676	1,244,237
d	MasterCard Inc., A	United States	5,328	1,944,826
a,d	MoneyGram International Inc.	United States	42,424	466,240
a,f	Network International Holdings PLC, 144A	United Arab Emirates	272,910	1,242,521
a	VNET Group Inc., ADR	China	28,400	72,988

				5,645,979

	Life Sciences Tools & Services 0.9%
a	Illumina Inc.	United States	5,800	1,140,570
a	Mettler-Toledo International Inc.	United States	3,596	4,753,445
a	Syneos Health Inc., A	United States	18,542	771,347
d	Thermo Fisher Scientific Inc.	United States	2,285	1,161,831

				7,827,193

	Machinery 0.1%
	Cummins Inc.	United States	71	14,513
	Deere & Co.	United States	80	27,678
	Fanuc Corp.	Japan	22,497	769,484
a,b	Nikola Corp.	United States	33,653	21,000

				832,675

	Media 0.1%
a	Altice USA Inc., A	United States	44,144	113,009
a	Clear Channel Outdoor Holdings Inc., A	United States	240,159	295,396
c	Comcast Corp., A	United States	1,049	41,278
a	Dish Network Corp., A	United States	6,021	38,715
a	Iheartmedia Inc., A	United States	53,582	126,989
a	Innovid Corp., A, 12/31/27, wts.	Israel	69	8
	Tegna Inc.	United States	26,766	414,605

				1,030,000

	Metals & Mining 0.2%
a	Iamgold Corp.	Burkina Faso	401,596	1,084,309
	Newcrest Mining Ltd.	Australia	35,803	603,967
c	Newmont Corp.	United States	713	28,912

				1,717,188

	Multi-Utilities 0.1%
	Algonquin Power & Utilities Corp.	Canada	57,280	482,805
	Dominion Energy Inc.	United States	15,124	760,435

				1,243,240

	Oil, Gas & Consumable Fuels 0.6%
a	Battalion Oil Corp.	United States	3,790	23,308
	California Resources Corp.	United States	3,913	146,894
	Canadian Natural Resources Ltd.	Canada	3,407	183,569
a	Denbury Inc.	United States	25,316	2,282,744
	Devon Energy Corp.	United States	94	4,333
	Diamondback Energy Inc.	United States	3,525	448,204
	EOG Resources Inc.	United States	1,227	131,645
e,g	Gazprom PJSC	Russia	615,160	—
d	New Fortress Energy Inc., A	United States	14,059	369,330
	Occidental Petroleum Corp.	United States	16,103	928,499

22	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Oil, Gas & Consumable Fuels (continued)
c	Pioneer Natural Resources Co.	United States	502	$100,119
	Targa Resources Corp.	United States	6,090	414,425
	The Williams Cos. Inc.	United States	744	21,323

				5,054,393

	Personal Products 0.4%
	L’Oreal SA	France	8,679	3,715,884

	Pharmaceuticals 0.1%
c	Bristol-Myers Squibb Co.	United States	483	31,125
	Dechra Pharmaceuticals PLC	United Kingdom	16,053	669,644
c	Johnson & Johnson	United States	208	32,252
	Merck & Co. Inc.	United States	44	4,858

				737,879

	Real Estate Management & Development 0.0%†
a,b	Redfin Corp.	United States	4,100	40,139

	Road & Rail 0.6%
d	CSX Corp.	United States	93,849	2,878,349
d	Hertz Corp. Escrow	United States	1,982,000	158,560
d	Union Pacific Corp.	United States	11,248	2,165,465

				5,202,374

	Semiconductors & Semiconductor Equipment 0.2%
	ASML Holding NV, G	Netherlands	647	467,736
	Broadcom Inc.	United States	61	49,285
a	Maxeon Solar Technologies Ltd.	United States	3,477	96,626
c	Microchip Technology Inc.	United States	449	33,792
	Qualcomm Inc.	United States	1,436	162,857
c	Silicon Motion Technology Corp., ADR	Taiwan	9,554	585,087
a	Tower Semiconductor Ltd.	Israel	10,187	398,719

				1,794,102

	Software 2.1%
	Absolute Software Corp.	Canada	128,996	1,446,045
a	Cvent Holding Corp., A	United States	170,788	1,449,990
	Infomedia Ltd.	Australia	497,543	452,693
	Intuit Inc.	United States	1,480	620,298
c,d	Microsoft Corp.	United States	16,072	5,277,884
a	Momentive Global Inc.	United States	306,534	2,896,746
a,d	Qualtrics International Inc., A	United States	186,510	3,372,101
	Simcorp A/S	Denmark	6,754	701,340
	Software AG	Germany	38,805	1,370,755

				17,587,852

	Specialized REITs 0.1%
	Life Storage Inc.	United States	5,421	690,581

	Specialty Retail 0.8%
a	Autozone Inc.	United States	129	307,902
a	Carvana Co., A	United States	1	13
	Franchise Group Inc.	United States	24,627	716,646
	The Home Depot Inc.	United States	15,356	4,352,658
	Murphy USA Inc.	United States	3,548	980,738
a	Warby Parker Inc., A	United States	4,848	53,377
a,f	Watches of Switzerland Group PLC, 144A	United Kingdom	27,862	233,255

				6,644,589

franklintempleton.com	Annual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Technology Hardware, Storage & Peripherals 0.0%†
c	Apple Inc.	United States	759	$134,533

	Textiles, Apparel & Luxury Goods 0.3%
	Hermes International	France	948	1,933,754
	LVMH Moet Hennessy Louis Vuitton SE	France	360	314,758

				2,248,512

	Trading Companies & Distributors 1.1%
c	Fastenal Co.	United States	316	17,017
d	Herc Holdings Inc.	United States	14,458	1,466,330
	ITOCHU Corp.	Japan	5,200	175,542
	Marubeni Corp.	Japan	9,500	135,387
	Mitsubishi Corp.	Japan	9,900	395,802
	Mitsui & Co. Ltd.	Japan	7,600	239,476
a	Triton International Ltd.	Bermuda	12,673	1,047,297
a	Univar Solutions Inc.	United States	174,803	6,226,482

				9,703,333

	Water Utilities 0.1%
	Guangdong Investment Ltd.	China	997,824	850,331

	Wireless Telecommunication Services 0.1%
d	Vodafone Group PLC, ADR	United Kingdom	95,899	909,123

	Total Common Stocks and Other Equity Interests (Cost $207,382,849)			245,307,755

	Exchange Traded Funds (Cost $781,727) 0.1%
d	SPDR S&P Regional Banking ETF	United States	17,600	685,872

	Convertible Preferred Stocks 0.0%†
	Gas Utilities 0.0%†
	El Paso Energy Capital Trust I, 4.75%, cvt. pfd.	United States	114	5,325

	Professional Services 0.0%†
	Clarivate PLC, 5.25%, cvt. pfd.	United Kingdom	3,023	107,044

	Total Convertible Preferred Stocks (Cost $208,605)			112,369

	Preferred Stocks 0.0%†
	Banks 0.0%†
	Silvergate Capital Corp., 5.375%, pfd., A	United States	7,119	61,935

	Communications Equipment 0.0%†
a	Riverbed Technology Inc., pfd., A	United States	3,699	185

	Thrifts & Mortgage Finance 0.0%†
	FHLMC, 8.375%, pfd., Z	United States	8,177	11,734
	FNMA, 8.25%, pfd., S	United States	15,150	23,786

				35,520

	Total Preferred Stocks (Cost $240,602)			97,640

24	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds 12.8%
	Aerospace & Defense 0.2%
	Kaman Corp., senior note, 3.25%, 5/01/24	United States	1,576,000		$1,486,168
f	Virgin Galactic Holdings Inc., senior note, 144A, 2.50%, 2/01/27	United States	192,000		76,800

					1,562,968

	Airlines 0.8%
f	Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	32,034	EUR	594,932
	American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	234,000		271,568
f	Cathay Pacific Finance III Ltd., senior note, Reg S, 2.75%, 2/05/26	Hong Kong	8,000,000	HKD	1,003,008
d	Copa Holdings SA, senior note, 4.50%, 4/15/25	Panama	1,519,000		3,190,410
f	GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	1,248,000		750,048
	Jetblue Airways Corp., senior note, 0.50%, 4/01/26	United States	589,000		461,217
	Southwest Airlines Co., senior note, 1.25%, 5/01/25	United States	340,000		361,505

					6,632,688

	Automobiles 0.3%
f	Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	860,000		390,270
d	Li Auto Inc., senior note, 0.25%, 5/01/28	China	526,000		637,512
d,f	Lucid Group Inc., senior note, 144A, 1.25%, 12/15/26	United States	691,000		339,627
	NIO Inc., senior note, zero cpn., 2/01/26	China	290,000		266,075
	Winnebago Industries Inc., senior note, 1.50%, 4/01/25	United States	576,000		625,248

					2,258,732

	Biotechnology 0.7%
	Apellis Pharmaceuticals Inc., senior note, 3.50%, 9/15/26	United States	392,000		886,116
f	Avid SPV LLC, senior note, 144A, 1.25%, 3/15/26	United States	579,000		581,548
b	BioMarin Pharmaceutical Inc., senior sub. note, 1.25%, 5/15/27	United States	555,000		565,767
	Bridgebio Pharma Inc., senior note, 2.50%, 3/15/27	United States	61,000		43,194
d	Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	1,135,000		701,155
	Dynavax Technologies Corp., senior note, 2.50%, 5/15/26	United States	1,111,000		1,442,078
	Exact Sciences Corp., senior note, 0.375%, 3/15/27	United States	116,000		116,870
	Insmed Inc., senior note, 0.75%, 6/01/28	United States	793,000		640,347
	Ionis Pharmaceuticals Inc., senior note, 0.125%, 12/15/24	United States	145,000		137,112
	zero cpn., 4/01/26	United States	35,000		33,206
	Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	139,000		95,189
f	Mirum Pharmaceuticals Inc., senior note, 144A, 4.00%, 5/01/29	United States	102,000		115,923
f	Pharming Group NV, senior note, Reg S, 3.00%, 1/21/25	Netherlands	400,000	EUR	405,113
d	Travere Therapeutics Inc., senior note, 2.25%, 3/01/29	United States	490,000		424,769

					6,188,387

	Chemicals 0.2%
	Amyris Inc., senior note, 1.50%, 11/15/26	United States	870,000		200,100
f	Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States	551,000		243,129
	Livent Corp., senior note, 4.125%, 7/15/25	United States	455,000		1,233,277

					1,676,506

	Communications Equipment 0.1%
	Harmonic Inc., senior note, 2.00%, 9/01/24	United States	428,000		876,330

	Construction & Engineering 0.0%†
f	Granite Construction Inc., senior note, 144A, 3.75%, 5/15/28	United States	246,000		254,201

	Consumer Finance 0.3%
	EZCORP Inc., senior note, 2.875%, 7/01/24	United States	618,000		640,248
	[f] 144A, 3.75%, 12/15/29	United States	582,000		574,196
	PRA Group Inc., senior note, 3.50%, 6/01/23	United States	810,000		807,975
f	SoFi Technologies Inc., senior note, 144A, zero cpn., 10/15/26	United States	365,000		274,480

franklintempleton.com	Annual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Consumer Finance (continued)
f	Zip Co. Ltd., senior note, Reg S, zero cpn., 4/23/28	Australia	800,000	AUD	$137,896

					2,434,795

	Consumer Non-Durables 0.1%
	Encore Capital Group Inc., senior note, 3.25%, 10/01/25	United States	371,000		450,950
	[f] 144A, 4.00%, 3/15/29	United States	643,000		591,882

					1,042,832

	Diversified Consumer Services 0.2%
	Chegg Inc., senior note, 0.125%, 3/15/25	United States	171,000		151,079
	zero cpn., 9/01/26	United States	491,000		370,705
	Marathon Digital Holdings Inc., senior note, 1.00%, 12/01/26	United States	334,000		159,046
f	Nexi SpA, senior note, Reg S, zero cpn., 2/24/28	Italy	600,000	EUR	482,053
	Sabre GLBL Inc., senior note, 4.00%, 4/15/25	United States	288,000		221,040

					1,383,923

	Diversified Financial Services 0.1%
	Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	682,000		484,220
	Upstart Holdings Inc., senior note, 0.25%, 8/15/26	United States	337,000		224,948
f	Wisdomtree Inc., senior note, 144A, 5.75%, 8/15/28	United States	94,000		96,820

					805,988

	Diversified Telecommunication Services 0.1%
f	Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	873,000		760,645
f	Match Group Financeco 3 Inc., senior bond, 144A, 2.00%, 1/15/30	United States	352,000		292,829

					1,053,474

	Electric Utilities 0.0%†
f	Alliant Energy Corp., senior note, 144A, 3.875%, 3/15/26	United States	21,000		21,189
f	FirstEnergy Corp., senior note, 144A, 4.00%, 5/01/26	United States	51,000		51,077

					72,266

	Electrical Equipment 0.1%
	Plug Power Inc., senior note, 3.75%, 6/01/25	United States	734,000		1,261,085
f	TPI Composites Inc., senior note, 144A, 5.25%, 3/15/28	United States	21,000		20,706

					1,281,791

	Electronic Equipment, Instruments & Components 0.0%†
	PAR Technology Corp., senior note, 1.50%, 10/15/27	United States	463,000		371,094
	Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	21,000		21,613

					392,707

	Energy Equipment & Services 0.2%
d	Helix Energy Solutions Group Inc., senior note, 6.75%, 2/15/26	United States	979,000		1,182,632
	Transocean Inc., senior note, 4.625%, 9/30/29	United States	133,000		252,447

					1,435,079

	Entertainment 0.3%
	Cinemark Holdings Inc., senior note, 4.50%, 8/15/25	United States	410,000		551,210
	Live Nation Entertainment Inc., senior note, 2.00%, 2/15/25	United States	92,000		93,794
	[b,f] 144A, 3.125%, 1/15/29	United States	122,000		127,612
d,f	The Marcus Corp., senior note, 144A, 5.00%, 9/15/25	United States	473,000		725,345
d	Sea Ltd., senior note, 2.375%, 12/01/25	Singapore	643,000		660,040
	0.25%, 9/15/26	Singapore	816,000		656,880

					2,814,881

26	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Equity Real Estate Investment Trusts (REITs) 0.3%
	Braemar Hotels & Resorts Inc., senior note, 4.50%, 6/01/26	United States	641,000	$594,912
f	Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, zero cpn., 5/01/25	United States	577,000	541,284
d	Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	962,000	817,123
	Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	351,000	302,527

				2,255,846

	Financial Services 0.1%
	Block Inc., senior note, 0.125%, 3/01/25	United States	550,000	510,125

	Food & Staples Retailing 0.1%
f	The Chefs’ Warehouse Inc., senior note, 144A, 2.375%, 12/15/28	United States	606,000	602,059

	Food Products 0.1%
f	Freshpet Inc., senior note, 144A, 3.00%, 4/01/28	United States	469,000	517,190
f	Post Holdings Inc., senior note, 144A, 2.50%, 8/15/27	United States	21,000	21,372

				538,562

	Health Care Equipment & Supplies 0.5%
	Alphatec Holdings Inc., senior note, 0.75%, 8/01/26	United States	183,000	196,158
f	CONMED Corp., senior note, 144A, 2.25%, 6/15/27	United States	243,000	258,309
	Cutera Inc., senior note, 2.25%, 3/15/26	United States	176,000	153,349
	[d,f] 144A, 2.25%, 6/01/28	United States	787,000	504,860
	Envista Holdings Corp., senior note, 2.375%, 6/01/25	United States	703,000	1,124,378
	Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	421,000	371,280
	NuVasive Inc., senior note, 1.00%, 6/01/23	United States	655,000	658,181
	0.375%, 3/15/25	United States	305,000	273,585
d	Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	657,000	803,182

				4,343,282

	Health Care Providers & Services 0.2%
	Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	110,000	77,143
	Inotiv Inc., senior note, 3.25%, 10/15/27	United States	587,000	287,630
	NeoGenomics Inc., senior note, 1.25%, 5/01/25	United States	410,000	388,731
	PetIQ Inc., A, senior note, 4.00%, 6/01/26	United States	641,000	569,529

				1,323,033

	Health Care Technology 1.2%
	8x8 Inc., senior note, 4.00%, 2/01/28	United States	481,000	412,458
	Bandwidth Inc., senior note, 0.50%, 4/01/28	United States	966,000	613,990
b	Bilibili Inc., senior note, 0.50%, 12/01/26	China	15,000	12,502
	Bill Holdings Inc., senior note, zero cpn., 12/01/25	United States	916,000	920,580
	Blackline Inc., senior note, 0.125%, 8/01/24	United States	338,000	336,712
	zero cpn., 3/15/26	United States	749,000	636,182
	Cerence Inc., senior note, 3.00%, 6/01/25	United States	577,000	608,480
	Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	351,000	303,439
	Confluent Inc., senior note, zero cpn., 1/15/27	United States	657,000	533,813
	Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	855,000	670,662
	Evolent Health Inc., senior note, 1.50%, 10/15/25	United States	820,000	916,350
	Five9 Inc., senior note, 0.50%, 6/01/25	United States	409,000	378,734
	Health Catalyst Inc., senior note, 2.50%, 4/15/25	United States	671,000	637,047
	Hubspot Inc., senior note, 0.375%, 6/01/25	United States	93,000	173,073
	Livongo Health Inc., senior note, 0.875%, 6/01/25	United States	180,000	163,242
	Model N Inc., senior note, 2.625%, 6/01/25	United States	60,000	69,605
	MongoDB Inc., senior note, 0.25%, 1/15/26	United States	610,000	919,728
f	Nextgen Healthcare Inc., senior note, 144A, 3.75%, 11/15/27	United States	408,000	392,723

franklintempleton.com	Annual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Health Care Technology (continued)
	Nutanix Inc., senior note, 0.25%, 10/01/27	United States	111,000		$97,125
	Pagerduty Inc., senior note, 1.25%, 7/01/25	United States	230,000		234,899
	Teladoc Health Inc., senior note, 1.25%, 6/01/27	United States	550,000		439,414
	Unity Software Inc., senior note, zero cpn., 11/15/26	United States	1,383,000		1,095,336

					10,566,094

	Hotels, Restaurants & Leisure 0.3%
	Carnival Corp., senior note, 5.75%, 10/01/24	United States	311,000		413,319
	[f] 144A, 5.75%, 12/01/27	United States	306,000		359,550
	Marriott Vacations Worldwide Corp., senior note, [f] 144A, 3.25%, 12/15/27	United States	467,000		444,351
	zero cpn., 1/15/26	United States	292,000		274,188
	Penn Entertainment Inc., senior note, 2.75%, 5/15/26	United States	25,000		31,887
	Royal Caribbean Cruises Ltd., senior note, 2.875%, 11/15/23	United States	418,000		455,411
	[f] 144A, 6.00%, 8/15/25	United States	184,000		329,636

					2,308,342

	Household Durables 0.0%†
	LCI Industries, senior note, 1.125%, 5/15/26	United States	288,000		261,936

	Independent Power & Renewable Electricity Producers 0.0%†
f	Sunnova Energy International Inc., senior note, 144A, 2.625%, 2/15/28	United States	321,000		257,410

	Interactive Media & Services 0.2%
	Snap Inc., senior note, 0.25%, 5/01/25	United States	469,000		442,267
	0.75%, 8/01/26	United States	703,000		627,955
	zero cpn., 5/01/27	United States	175,000		127,400
	0.125%, 3/01/28	United States	1,034,000		730,004

					1,927,626

	Internet & Direct Marketing Retail 1.3%
	Airbnb Inc., senior note, zero cpn., 3/15/26	United States	428,000		371,718
f	Cornwall Jersey Ltd., senior note, Reg S, 0.75%, 4/16/26	United Kingdom	300,000	GBP	249,101
f	Delivery Hero AG, senior note, Reg S, 1.50%, 1/15/28	South Korea	900,000	EUR	653,534
	A, 1.00%, 4/30/26	South Korea	600,000	EUR	500,140
f	Delivery Hero SE, senior note, Reg S, 1.00%, 1/23/27	South Korea	200,000	EUR	158,869
	3.25%, 2/21/30	South Korea	800,000	EUR	783,031
	Etsy Inc., senior note, 0.125%, 10/01/26	United States	174,000		202,623
	[b] 0.25%, 6/15/28	United States	176,000		134,464
	Fiverr International Ltd., senior note, zero cpn., 11/01/25	United States	903,000		766,362
d	Fubotv Inc., senior note, 3.25%, 2/15/26	United States	21,000		10,650
	Groupon Inc., senior note, 1.125%, 3/15/26	United States	305,000		108,466
f	Just Eat Takeaway.com NV, senior note, Reg S, 1.25%, 4/30/26	United Kingdom	600,000	EUR	532,233
	B, 0.625%, 2/09/28	United Kingdom	700,000	EUR	492,230
d	Magnite Inc., senior note, 0.25%, 3/15/26	United States	205,000		172,712
	Mercadolibre Inc., senior note, 2.00%, 8/15/28	Brazil	189,000		538,634
	Okta Inc., senior note, 0.125%, 9/01/25	United States	322,000		297,528
f	Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	1,428,000		578,796
	Q2 Holdings Inc., senior note, 0.125%, 11/15/25	United States	489,000		423,278
	0.75%, 6/01/26	United States	647,000		552,409

28	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Internet & Direct Marketing Retail (continued)
	The Realreal Inc., senior note, 1.00%, 3/01/28	United States	557,000	$233,940
	Spotify USA Inc., senior note, zero cpn., 3/15/26	United States	696,000	596,472
	Techtarget Inc., senior note, zero cpn., 12/15/26	United States	452,000	358,643
	Wayfair Inc., senior note, 1.00%, 8/15/26	United States	107,000	74,964
	[f] 144A, 3.25%, 9/15/27	United States	856,000	771,256
	[f] 144A, 3.50%, 11/15/28	United States	428,000	465,664
	Zillow Group Inc., senior note, 0.75%, 9/01/24	United States	547,000	646,280
	1.375%, 9/01/26	United States	15,000	18,127

				10,692,124

	IT Services 0.4%
	3d Systems Corp., senior note, zero cpn., 11/15/26	United States	174,000	129,304
	Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	933,000	789,598
	Rapid7 Inc., senior note, 0.25%, 3/15/27	United States	106,000	95,930
f	Repay Holdings Corp., A, senior note, 144A, zero cpn., 2/01/26	United States	489,000	394,200
	Shift4 Payments Inc., senior note, 0.50%, 8/01/27	United States	58,000	50,315
	[d] zero cpn., 12/15/25	United States	786,000	826,479
d	Shopify Inc., senior note, 0.125%, 11/01/25	Canada	410,000	370,640
	Zscaler Inc., senior note, 0.125%, 7/01/25	United States	578,000	651,695

				3,308,161

	Leisure Products 0.3%
	NCL Corp. Ltd., senior note, 6.00%, 5/15/24	United States	291,000	381,210
	5.375%, 8/01/25	United States	357,000	398,055
	1.125%, 2/15/27	United States	726,000	568,531
	2.50%, 2/15/27	United States	727,000	589,597
	Peloton Interactive Inc., senior note, zero cpn., 2/15/26	United States	333,000	245,616
	Topgolf Callaway Brands Corp., senior note, 2.75%, 5/01/26	United States	581,000	689,937

				2,872,946

	Machinery 0.2%
	Bloom Energy Corp., senior note, 2.50%, 8/15/25	United States	673,000	750,395
	[f] 144A, 3.00%, 6/01/28	United States	278,000	285,117
f	Desktop Metal Inc., senior note, 144A, 6.00%, 5/15/27	United States	461,000	587,544
	The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	586,000	480,520

				2,103,576

	Media 0.5%
	DISH Network Corp., senior bond, 3.375%, 8/15/26	United States	2,114,000	959,333
	senior note, 2.375%, 3/15/24	United States	304,000	263,340
	senior note, zero cpn., 12/15/25	United States	555,000	256,687
f	Liberty Broadband Corp., senior bond, 144A, 3.125%, 3/31/53	United States	733,000	697,816
	Liberty Interactive LLC, senior bond, 4.00%, 11/15/29	United States	1,179,000	285,908
	senior note, 3.75%, 2/15/30	United States	1,969,000	462,715
f	Liberty Media Corp., 144A, [d] senior bond, 2.75%, 12/01/49	United States	766,000	700,507
	senior note, 3.75%, 3/15/28	United States	214,000	216,568

				3,842,874

	Metals & Mining 0.4%
	ATI Inc., senior note, 3.50%, 6/15/25	United States	437,000	997,970

franklintempleton.com	Annual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Metals & Mining (continued)
	Century Aluminum Co., senior note, 2.75%, 5/01/28	United States	514,000		$380,863
d,f	Ivanhoe Mines Ltd., senior note, 144A, 2.50%, 4/15/26	Canada	465,000		549,655
	Lithium Americas Corp., senior note, 1.75%, 1/15/27	Canada	262,000		204,622
	U.S. Steel Corp., senior note, 5.00%, 11/01/26	United States	698,000		1,181,365
	Xometry Inc., senior note, 1.00%, 2/01/27	United States	293,000		211,839

					3,526,314

	Mortgage Real Estate Investment Trusts (REITs) 0.3%
f	Arbor Realty Trust Inc., senior note, 144A, 7.50%, 8/01/25	United States	516,000		499,230
	PennyMac Corp., senior note, 5.50%, 11/01/24	United States	234,000		214,987
	[d] 5.50%, 3/15/26	United States	585,000		501,937
	Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	303,000		301,485
	[f] 144A, 7.75%, 6/15/27	United States	522,000		429,998
	Two Harbors Investment Corp., senior note, 6.25%, 1/15/26	United States	657,000		552,734

					2,500,371

	Oil, Gas & Consumable Fuels 0.1%
	Array Technologies Inc., senior note, 1.00%, 12/01/28	United States	586,000		660,129
	Enphase Energy Inc., senior note, zero cpn., 3/01/26	United States	54,000		52,038
	Solaredge Technologies Inc., senior note, zero cpn., 9/15/25	United States	268,000		334,866

					1,047,033

	Personal Products 0.1%
b,f	The Beauty Health Co., senior note, 144A, 1.25%, 10/01/26	United States	586,000		455,615

	Pharmaceuticals 0.5%
f	Avadel Finance Cayman Ltd., senior note, 144A, 6.00%, 4/01/27	United States	370,000		587,856
f	Collegium Pharmaceutical Inc., senior note, 144A, 2.875%, 2/15/29	United States	635,000		553,275
f	Herbalife Nutrition Ltd., senior note, 144A, 4.25%, 6/15/28	United States	290,000		284,055
	Innoviva Inc., senior note, 2.125%, 3/15/28	United States	866,000		714,520
	Mannkind Corp., senior note, 2.50%, 3/01/26	United States	643,000		728,197
b	Pacira Biosciences Inc., senior note, 0.75%, 8/01/25	United States	856,000		782,170
d	Revance Therapeutics Inc., senior note, 1.75%, 2/15/27	United States	293,000		347,352

					3,997,425

	Professional Services 0.0%†
	Upwork Inc., senior note, 0.25%, 8/15/26	United States	154,000		124,062

	Real Estate Management & Development 0.4%
f	Fastighets AB Balder, senior note, Reg S, 3.50%, 2/23/28	Sweden	400,000	EUR	346,380
f	Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	1,189,000		743,125
	Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 0.25%, 6/15/26	United States	1,714,000		1,228,724
	Redfin Corp., senior note, 0.50%, 4/01/27	United States	973,000		670,786
	zero cpn., 10/15/25	United States	226,000		182,495
f	Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	184,000	CAD	132,778

					3,304,288

	Road & Rail 0.0%†
	Uber Technologies Inc., senior note, zero cpn., 12/15/25	United States	317,000		285,919

	Semiconductors & Semiconductor Equipment 0.4%
f	ams-OSRAM AG, senior note, Reg S, 2.125%, 11/03/27	Austria	900,000	EUR	641,661
	Maxeon Solar Technologies Ltd., senior note, 6.50%, 7/15/25	United States	587,000		955,342
f	Semtech Corp., senior note, 144A, 1.625%, 11/01/27	United States	577,000		501,125
	Smart Global Holdings Inc., senior note, 2.00%, 2/01/29	United States	366,000		452,010

30	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Semiconductors & Semiconductor Equipment (continued)
	Veeco Instruments Inc., senior note, 3.50%, 1/15/25	United States	75,000		$87,750
	3.75%, 6/01/27	United States	198,000		375,953
	[f] 144A, 2.875%, 6/01/29	United States	82,000		88,724
	Wolfspeed Inc., senior note, 0.25%, 2/15/28	United States	101,000		73,124
	[f] 144A, 1.875%, 12/01/29	United States	80,000		58,800

					3,234,489

	Software 0.6%
	Bentley Systems Inc., senior note, 0.375%, 7/01/27	United States	235,000		207,047
	Datadog Inc., senior note, 0.125%, 6/15/25	United States	586,000		715,799
f	Dye & Durham Ltd., senior note, 144A, 3.75%, 3/01/26	Canada	1,191,000	CAD	680,822
	Envestnet Inc., senior note, 0.75%, 8/15/25	United States	427,000		386,168
	Everbridge Inc., senior note, 0.125%, 12/15/24	United States	218,000		197,835
	[b] zero cpn., 3/15/26	United States	285,000		237,263
d	Guidewire Software Inc., senior note, 1.25%, 3/15/25	United States	417,000		412,205
d	i3 Verticals LLC, senior note, 1.00%, 2/15/25	United States	577,000		533,364
	Ringcentral Inc., senior note, zero cpn., 3/15/26	United States	458,000		383,117
	A, 3/01/25	United States	291,000		267,545
	Splunk Inc., senior note, 1.125%, 9/15/25	United States	362,000		355,665
	1.125%, 6/15/27	United States	216,000		186,408
	Workiva Inc., senior note, 1.125%, 8/15/26	United States	305,000		417,850

					4,981,088

	Specialty Retail 0.4%
b	Burlington Stores Inc., senior note, 2.25%, 4/15/25	United States	820,000		829,225
	The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States	233,000		193,681
f	Guess? Inc., senior note, 144A, 3.75%, 4/15/28	United States	777,000		764,413
	National Vision Holdings Inc., senior note, 2.50%, 5/15/25	United States	1,056,000		1,125,696
f	Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		116,610

					3,029,625

	Transportation Infrastructure 0.2%
d	Eagle Bulk Shipping Inc., senior note, 5.00%, 8/01/24	United States	1,311,000		1,778,109

	Total Convertible Bonds (Cost $119,815,266)				108,145,882

	Corporate Bonds and Notes 13.4%
	Aerospace & Defense 0.1%
	The Boeing Co., senior bond, 3.375%, 6/15/46	United States	30,000		20,824
	Embraer Netherlands Finance BV, senior bond, 5.05%, 6/15/25	Brazil	80,000		78,315
	Raytheon Technologies Corp., senior note, 5.00%, 2/27/26	United States	280,000		282,000
f	TransDigm Inc., senior secured note, 144A, 6.75%, 8/15/28	United States	135,000		135,324

					516,463

	Airlines 0.1%
f	Allegiant Travel Co., senior secured note, 144A, 7.25%, 8/15/27	United States	214,000		212,636
	United Airlines Pass-Through Trust, senior note, 2019-2, B, 3.50%, 5/01/28	United States	268,544		244,826
	2020-1, B, 4.875%, 1/15/26	United States	34,250		32,719

					490,181

	Automobiles 0.1%
	Ford Motor Credit Co. LLC, senior note, 6.95%, 3/06/26	United States	200,000		200,594

franklintempleton.com	Annual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Automobiles (continued)
	General Motors Co., senior bond, [b] 5.60%, 10/15/32	United States	310,000	$298,821
	5.20%, 4/01/45	United States	30,000	24,987
	5.95%, 4/01/49	United States	90,000	81,868
	General Motors Financial Co. Inc., [b,h] junior sub. note, A, 5.75% to 9/30/27, FRN thereafter, Perpetual	United States	30,000	24,308
	[b,h] junior sub. note, B, 6.50% to 9/30/28, FRN thereafter, Perpetual	United States	75,000	62,784
	senior note, 6.00%, 1/09/28	United States	175,000	177,882
	Toyota Motor Credit Corp., senior bond, 4.70%, 1/12/33	United States	200,000	200,300

				1,071,544

	Banks 1.7%
f,h	Australia & New Zealand Banking Group Ltd., senior note, Reg S, 6.75%, Perpetual	Australia	200,000	193,778
f,h	Axis Bank Ltd., senior note, Reg S, 4.10%, Perpetual	India	200,000	172,500
	Banco Santander SA, senior note, 5.147%, 8/18/25	Spain	200,000	197,485
f	Bank Gospodarstwa Krajowego, secured bond, 144A, 5.375%, 5/22/33	Poland	600,000	600,916
f	Bank Rakyat Indonesia Persero TBK PT, senior note, Reg S, 4.625%, 7/20/23	Indonesia	1,600,000	1,597,800
	Barclays PLC, junior sub. bond, 3.564% to 9/23/30, FRN thereafter, 9/23/35	United Kingdom	525,000	415,656
	[h] junior sub. note, 4.375% to 3/15/28, FRN thereafter, Perpetual	United Kingdom	210,000	139,356
f,h	BNP Paribas SA, junior sub. note, 144A, 6.625%, Perpetual	France	205,000	197,823
f	Canara Bank, E, senior note, Reg S, 3.875%, 3/28/24	India	466,000	458,931
	Commonwealth Bank of Australia, senior note, 5.316%, 3/13/26	Australia	805,000	814,864
f	Credit Suisse Group AG, 144A, senior bond, 9.016% to 11/15/32, FRN thereafter, 11/15/33	Switzerland	285,000	338,745
	senior note, 2.193% to 6/05/25, FRN thereafter, 6/05/26	Switzerland	250,000	227,103
	Deutsche Bank AG, junior sub. bond, 3.729% to 10/14/30, FRN thereafter, 1/14/32	Germany	400,000	299,987
d	First Horizon Corp., senior note, 4.00%, 5/26/25	United States	297,000	277,147
f	Freedom Mortgage Corp., senior note, 144A, 8.125%, 11/15/24	United States	6,000	5,888
	8.25%, 4/15/25	United States	260,000	248,688
	7.625%, 5/01/26	United States	550,000	481,252
	6.625%, 1/15/27	United States	118,000	98,063
h	The Goldman Sachs Group Inc., junior sub. note, Perpetual, 3.65%	United States	209,000	165,632
	3.80%	United States	102,000	81,146
f,h	HDFC Bank Ltd., senior bond, Reg S, 3.70% to 8/25/26, FRN thereafter, Perpetual	India	200,000	171,933
	HSBC Holdings PLC, [d] junior sub. bond, 4.25%, 3/14/24	United Kingdom	1,055,000	1,038,459
	[h] junior sub. note, 6.375%, Perpetual	United Kingdom	200,000	191,806
	[h] junior sub. note, 8.00% to 3/07/28, FRN thereafter, Perpetual	United Kingdom	500,000	496,974
f,h	Kasikornbank PCL, E, junior sub. note, Reg S, 4.00% to 2/10/27, FRN thereafter, Perpetual	Thailand	200,000	169,447
	Keybank NA, senior note, 4.70%, 1/26/26	United States	810,000	748,028
f	Societe Generale SA, 144A, junior sub. bond, 3.653% to 7/08/30, FRN thereafter, 7/08/35	France	200,000	158,678
	senior bond, 6.691% to 1/10/33, FRN thereafter, 1/10/34	France	200,000	205,220
f	Standard Chartered PLC, junior sub. bond, 144A, 3.265% to 11/18/30, FRN thereafter, 2/18/36	United Kingdom	255,000	203,287
f	State Bank of India, E, senior note, Reg S, 4.50%, 9/28/23	India	2,300,000	2,292,096
	Sumitomo Mitsui Financial Group Inc., senior note, 5.464%, 1/13/26	Japan	805,000	808,625
f,h	UBS Group AG, senior note, Reg S, 4.875%, Perpetual	Switzerland	207,000	161,067

32	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Banks (continued)
h	Westpac Banking Corp., junior sub. note, 5.00% to 9/21/27, FRN thereafter, Perpetual	Australia	200,000		$165,973
f	Woori Bank, junior sub. bond, Reg S, 4.75%, 4/30/24	South Korea	200,000		197,668

					14,022,021

	Beverages 0.0%†
	PepsiCo Inc., senior note, 4.55%, 2/13/26	United States	405,000		407,362

	Biotechnology 0.1%
	Amgen Inc., senior note, 5.25%, 3/02/25	United States	610,000		611,949
f	Cidron Aida Finco Sarl, senior secured note, Reg S, 6.25%, 4/01/28	Luxembourg	101,000	GBP	110,510

					722,459

	Capital Markets 0.4%
	Ares Capital Corp., senior bond, 3.20%, 11/15/31	United States	105,000		80,232
	senior note, 2.875%, 6/15/28	United States	475,000		396,201
	Barings BDC Inc., senior note, 3.30%, 11/23/26	United States	125,000		109,534
	Blackstone Private Credit Fund, senior note, 2.625%, 12/15/26	United States	298,000		254,343
	3.25%, 3/15/27	United States	289,000		248,698
	Blackstone Secured Lending Fund, senior note, 2.125%, 2/15/27	United States	190,000		160,604
f	eG Global Finance PLC, senior secured note, Reg S, 6.25%, 10/30/25	United Kingdom	500,000	EUR	516,317
	FS KKR Capital Corp., senior note, 3.125%, 10/12/28	United States	130,000		106,181
f	Huarong Finance 2017 Co. Ltd., senior bond, Reg S, 5.50%, 4/27/47	China	200,000		136,133
f	Huarong Finance 2019 Co. Ltd., senior bond, Reg S, E, 4.50%, 5/29/29	China	800,000		601,679
	E, 3.875%, 11/13/29	China	500,000		365,382
	E, 3.625%, 9/30/30	China	400,000		289,956
f	Huarong Finance II Co. Ltd., EMTN, senior bond, Reg S, 4.875%, 11/22/26	China	200,000		170,250
	Oaktree Specialty Lending Corp., senior note, 2.70%, 1/15/27	United States	45,000		38,658
	Owl Rock Capital Corp., senior note, 2.875%, 6/11/28	United States	285,000		232,789

					3,706,957

	Chemicals 0.2%
f	Ashland LLC, senior bond, 144A, 3.375%, 9/01/31	United States	120,000		96,169
f	Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	200,000		169,023
f	Diamond BC BV, senior note, 144A, 4.625%, 10/01/29	United States	520,000		522,457
i	Olympus Water US Holding Corp., senior note, 9.625%, 11/15/28	United States	200,000		214,716
	[f] senior secured note, 144A, 9.75%, 11/15/28	United States	500,000		496,875

					1,499,240

	Commercial Services & Supplies 0.0%†
	Verisk Analytics Inc., senior bond, 5.75%, 4/01/33	United States	65,000		67,516

	Communications Equipment 0.1%
f	CommScope Inc., 144A, senior note, 7.125%, 7/01/28	United States	240,000		161,659
	senior secured note, 4.75%, 9/01/29	United States	60,000		47,333
f	CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	305,000		205,516
f	HTA Group Ltd., senior note, 144A, 7.00%, 12/18/25	Tanzania	325,000		302,172

					716,680

franklintempleton.com	Annual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Construction Materials 0.1%
f	Cemex SAB de CV, 144A, senior secured bond, 5.20%, 9/17/30	Mexico	455,000		$420,340
	[h] junior sub. note, 5.125% to 6/08/26, FRN thereafter, Perpetual	Mexico	410,000		361,292

					781,632

	Consumer Finance 0.1%
	Ally Financial Inc., senior bond, 8.00%, 11/01/31	United States	108,000		112,773
	[b,h] junior sub. note, C, 4.70% to 5/15/28, FRN thereafter, Perpetual	United States	270,000		176,668
f	Muthoot Finance Ltd., senior secured note, Reg S, 4.40%, 9/02/23	India	487,000		483,226
f	Natura Cosmeticos SA, senior note, 144A, 4.125%, 5/03/28	Brazil	245,000		206,121

					978,788

	Diversified Consumer Services 0.1%
f	Allied Universal Holdco LLC / Allied Universal Finance Corp., senior secured note, 144A, 6.625%, 7/15/26	United States	217,000		204,050
f	Aramark Services Inc., senior note, 144A, 6.375%, 5/01/25	United States	60,000		59,604
	Global Payments Inc., senior note, 2.90%, 11/15/31	United States	15,000		12,257
	5.40%, 8/15/32	United States	10,000		9,749
f	GLP China Holdings Ltd., E, senior note, Reg S, 2.95%, 3/29/26	China	200,000		120,057
f	The Hertz Corp., senior note, 144A, 4.625%, 12/01/26	United States	404,000		360,711
d,f	MoneyGram International Inc., senior secured note, 144A, 5.375%, 8/01/26	United States	514,000		525,740

					1,292,168

	Diversified Financial Services 0.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, senior note, 3.00%, 10/29/28	Ireland	155,000		134,477
	American Express Co., senior note, 4.90%, 2/13/26	United States	235,000		234,882
f	Antares Holdings LP, senior note, 144A, 2.75%, 1/15/27	Canada	250,000		205,036
	3.75%, 7/15/27	Canada	250,000		209,875
f	Aviation Capital Group LLC, senior note, 144A, 1.95%, 1/30/26	United States	25,000		22,344
f,j	BOC Aviation Ltd., senior note, Reg S, FRN, 6.259%, (3-Month USD LIBOR + 1.13%), 9/26/23	China	1,000,000		1,000,100
f	Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	393,000,000	COP	82,097
f,i	GGAM Finance Ltd., senior note, 144A, 8.00%, 6/15/28	Ireland	116,000		114,318
f	LD Holdings Group LLC, senior note, 144A, 6.50%, 11/01/25	United States	244,000		193,907
	OneMain Finance Corp., senior note, 3.50%, 1/15/27	United States	175,000		145,914
f	Rec Ltd., senior note, Reg S, 5.25%, 11/13/23	India	1,870,000		1,865,390
	G, 3.375%, 7/25/24	India	920,000		895,740
f	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer Inc., 144A, senior bond, 3.875%, 3/01/31	United States	5,000		3,943
	senior bond, 4.00%, 10/15/33	United States	1,015,000		765,569
	senior note, 2.875%, 10/15/26	United States	965,000		844,366
	senior note, 3.625%, 3/01/29	United States	40,000		33,050

					6,751,008

	Diversified Telecommunication Services 0.4%
f	Altice France SA, senior secured note, 144A, 5.125%, 7/15/29	France	101,000		72,010
	5.50%, 10/15/29	France	145,000		105,357

34	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Diversified Telecommunication Services (continued)
f	Frontier Communications Holdings LLC, senior secured note, 144A, 5.875%, 10/15/27	United States	176,000		$157,030
	[d] 5.00%, 5/01/28	United States	891,000		747,055
	[d] 8.75%, 5/15/30	United States	791,000		740,364
	8.625%, 3/15/31	United States	389,000		359,358
f	IHS Holding Ltd., senior note, 144A, 5.625%, 11/29/26	Nigeria	255,000		218,025
f	Kenbourne Invest SA, senior note, 144A, 6.875%, 11/26/24	Chile	200,000		162,594
f,k	Ligado Networks LLC, senior secured note, 144A, PIK, 15.50%, 11/01/23	United States	1,228,350		414,568
f	VMED O2 UK Financing I PLC, Reg S, senior secured bond, 4.50%, 7/15/31	United Kingdom	465,000	GBP	433,097
	senior secured note, 4.00%, 1/31/29	United Kingdom	210,000	GBP	205,838

					3,615,296

	Electric Utilities 0.4%
d,e	Bruce Mansfield Escrow, senior bond, zero cpn., 6/01/34	United States	6,394,000		23,978
	Edison International, [d] junior sub. bond, 8.125%, 6/15/53	United States	1,088,000		1,115,200
	[h] junior sub. note, A, 5.375% to 3/15/26, FRN thereafter, Perpetual	United States	50,000		43,895
f	EP Infrastructure AS, senior note, Reg S, 1.659%, 4/26/24	Czech Republic	147,000	EUR	150,649
	1.698%, 7/30/26	Czech Republic	514,000	EUR	479,228
	Nextera Energy Capital Holdings Inc., senior note, 6.051%, 3/01/25	United States	205,000		207,364
	Pacific Gas and Electric Co., secured bond, 4.95%, 7/01/50	United States	748,321		583,617
	senior bond, 4.30%, 3/15/45	United States	70,000		49,899
f	Talen Energy Supply LLC, senior secured note, 144A, 8.625%, 6/01/30	United States	378,000		385,069

					3,038,899

	Energy Equipment & Services 0.4%
f	Shelf Drilling Holdings Ltd., senior note, 144A, 8.25%, 2/15/25	United Arab Emirates	1,322,000		1,210,443
f	Transocean Inc., 144A, [d] senior note, 7.25%, 11/01/25	United States	1,656,000		1,558,412
	senior note, 8.00%, 2/01/27	United States	277,000		246,822
	senior secured note, 8.75%, 2/15/30	United States	76,000		76,049

					3,091,726

	Entertainment 0.1%
f	Allwyn Entertainment Financing UK PLC, senior secured note, 144A, 7.875%, 4/30/29	Czech Republic	309,000		306,951
	Netflix Inc., senior bond, 4.875%, 4/15/28	United States	15,000		14,893
	5.875%, 11/15/28	United States	290,000		300,850
	6.375%, 5/15/29	United States	60,000		63,663
	[f] 144A, 5.375%, 11/15/29	United States	30,000		30,237
	[b,f] 144A, 4.875%, 6/15/30	United States	55,000		54,108
	Warnermedia Holdings Inc., senior note, 4.054%, 3/15/29	United States	135,000		123,396
	4.279%, 3/15/32	United States	285,000		249,140

					1,143,238

	Equity Real Estate Investment Trusts (REITs) 0.3%
	Crown Castle Inc., senior bond, 5.10%, 5/01/33	United States	260,000		256,125

franklintempleton.com	Annual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Equity Real Estate Investment Trusts (REITs) (continued)
	National Health Investors Inc., senior bond, 3.00%, 2/01/31	United States	30,000		$21,965
	SBA Communications Corp., senior note, 3.875%, 2/15/27	United States	10,000		9,226
d,f	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, senior secured note, 144A, 10.50%, 2/15/28	United States	1,268,000		1,231,384
f	Vici Properties LP / Vici Note Co. Inc., senior note, 144A, 4.625%, 6/15/25	United States	100,000		96,606
	4.50%, 9/01/26	United States	570,000		540,799

					2,156,105

	Food & Staples Retailing 0.1%
f	JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance Inc., 144A, senior bond, 4.375%, 2/02/52	United States	111,000		74,331
	senior note, 3.00%, 2/02/29	United States	35,000		29,542
f	Market Bidco Finco PLC, senior note, 144A, 5.50%, 11/04/27	United Kingdom	1,000,000		981,552

					1,085,425

	Food Products 0.0%†
f	Post Holdings Inc., senior bond, 144A, 5.75%, 3/01/27	United States	65,000		63,803

	Gas Utilities 0.0%†
f	Eustream AS, senior note, Reg S, 1.625%, 6/25/27	Slovak Republic	356,000	EUR	294,143

	Health Care Providers & Services 0.1%
	Centene Corp., senior note, 2.45%, 7/15/28	United States	15,000		12,902
	Elevance Health Inc., senior note, 4.90%, 2/08/26	United States	405,000		403,036
f	Molina Healthcare Inc., senior note, 144A, 4.375%, 6/15/28	United States	35,000		32,154

					448,092

	Health Care Technology 0.1%
d,f	Cloud Software Group Holdings Inc., senior secured note, 144A, 6.50%, 3/31/29	United States	953,000		843,726
f	Open Text Corp., senior secured note, 144A, 6.90%, 12/01/27	Canada	90,000		92,101

					935,827

	Hotels, Restaurants & Leisure 0.6%
f	1011778 BC ULC / New Red Finance Inc., senior secured note, 144A, 4.375%, 1/15/28	Canada	100,000		91,952
f	Carnival Corp., senior note, 144A, [b] 7.625%, 3/01/26	United States	140,000		132,866
	5.75%, 3/01/27	United States	95,000		81,433
	6.00%, 5/01/29	United States	913,000		760,001
d,f	Carnival Holdings Bermuda Ltd., senior note, 144A, 10.375%, 5/01/28	United States	1,270,000		1,375,885
f	GENM Capital Labuan Ltd., senior bond, 144A, 3.882%, 4/19/31	Malaysia	240,000		192,269
f	Hilton Grand Vacations Borrower Escrow LLC, 144A, senior bond, 4.875%, 7/01/31	United States	20,000		16,993
	senior note, 5.00%, 6/01/29	United States	150,000		133,614
f	Marriott Ownership Resorts Inc., senior note, 144A, 4.50%, 6/15/29	United States	35,000		30,034
f	Royal Caribbean Cruises Ltd., 144A, senior note, 4.25%, 7/01/26	United States	290,000		266,045
	senior note, 5.50%, 4/01/28	United States	125,000		114,965
	senior note, 9.25%, 1/15/29	United States	379,000		403,349
	[d] senior secured note, 8.25%, 1/15/29	United States	594,000		625,555
f	Scientific Games International Inc., senior note, 144A, 7.00%, 5/15/28	United States	245,000		242,545

36	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Hotels, Restaurants & Leisure (continued)
	Travel + Leisure Co., senior secured bond, 6.00%, 4/01/27	United States	10,000		$9,668
	[f] senior secured bond, 144A, 4.625%, 3/01/30	United States	40,000		33,926
	[f] senior secured note, 144A, 6.625%, 7/31/26	United States	270,000		267,801

					4,778,901

	Household Durables 0.2%
d,f	K. Hovnanian Enterprises Inc., senior secured note, 144A, 7.75%, 2/15/26	United States	698,000		690,469
	10.50%, 2/15/26	United States	850,000		869,057

					1,559,526

	Industrial Conglomerates 0.1%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note, 4.75%, 9/15/24	United States	130,000		121,789
	6.375%, 12/15/25	United States	678,000		611,523
	6.25%, 5/15/26	United States	105,000		92,130
	5.25%, 5/15/27	United States	380,000		313,587

					1,139,029

	Insurance 0.1%
f	Global Atlantic Finance Co., senior bond, 144A, 4.40%, 10/15/29	United States	165,000		141,995
f	QBE Insurance Group Ltd., junior sub. bond, Reg S, 7.50% to 11/24/23, FRN thereafter, 11/24/43	Australia	250,000		250,452
f,h	Tongyang Life Insurance Co. Ltd., junior sub. note, Reg S, 5.25% to 9/22/25, FRN thereafter, Perpetual	South Korea	400,000		349,500

					741,947

	Interactive Media & Services 0.0%†
f	Tencent Holdings Ltd., senior bond, Reg S, 3.94%, 4/22/61	China	500,000		356,741

	Internet & Direct Marketing Retail 0.2%
	Expedia Group Inc., senior note, 3.25%, 2/15/30	United States	30,000		25,994
	[b] 2.95%, 3/15/31	United States	40,000		33,443
f	Prosus NV, Reg S, senior bond, 1.985%, 7/13/33	China	300,000	EUR	218,213
	senior bond, 2.778%, 1/19/34	China	821,000	EUR	641,149
	senior bond, 3.832%, 2/08/51	China	110,000		64,912
	senior bond, 4.987%, 1/19/52	China	100,000		70,207
	senior note, 1.288%, 7/13/29	China	204,000	EUR	165,263
f	Rakuten Group Inc., senior note, 144A, 10.25%, 11/30/24	Japan	205,000		207,050

					1,426,231

	IT Services 0.1%
f	Hurricane Finance PLC, senior secured note, Reg S, 8.00%, 10/15/25	United Kingdom	358,000	GBP	421,164
	Leidos Inc., senior bond, 5.75%, 3/15/33	United States	165,000		163,950

					585,114

	Leisure Products 0.0%†
f	NCL Corp. Ltd., 144A, senior note, 5.875%, 3/15/26	United States	240,000		217,979
	senior secured note, 5.875%, 2/15/27	United States	185,000		176,367

					394,346

	Life Sciences Tools & Services 0.1%
f	Syneos Health Inc., senior note, 144A, 3.625%, 1/15/29	United States	748,000		724,371

franklintempleton.com	Annual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Life Sciences Tools & Services (continued)
	Trimble Inc., senior bond, 6.10%, 3/15/33	United States	190,000		$192,522

					916,893

	Media 1.1%
d,f	Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	1,806,000		1,517,690
f	CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A, 5.50%, 5/01/26	United States	40,000		39,218
	5.125%, 5/01/27	United States	1,400,000		1,298,728
	Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond, 2.30%, 2/01/32	United States	15,000		11,304
	4.40%, 4/01/33	United States	340,000		295,737
	4.40%, 12/01/61	United States	235,000		152,805
f	CSC Holdings LLC, 144A, [d] senior bond, 5.50%, 4/15/27	United States	594,000		485,469
	senior bond, 6.50%, 2/01/29	United States	545,000		429,764
	senior bond, 4.125%, 12/01/30	United States	200,000		139,038
	senior bond, 4.625%, 12/01/30	United States	1,700,000		728,329
	senior bond, 3.375%, 2/15/31	United States	600,000		410,759
	[d] senior note, 11.25%, 5/15/28	United States	1,416,000		1,343,317
f	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., senior secured note, 144A, 5.875%, 8/15/27	United States	95,000		83,785
	DISH DBS Corp., senior note, 5.875%, 11/15/24	United States	392,000		336,238
	senior note, 5.125%, 6/01/29	United States	295,000		134,113
	[f] senior secured note, 144A, 5.25%, 12/01/26	United States	1,330,000		1,053,088
	[f] senior secured note, 144A, 5.75%, 12/01/28	United States	280,000		203,616
	iHeartCommunications Inc., senior secured note, 6.375%, 5/01/26	United States	85,000		64,639
	[f] 144A, 5.25%, 8/15/27	United States	90,000		63,326
	[b,f] 144A, 4.75%, 1/15/28	United States	310,000		215,383
f	Virgin Media Secured Finance PLC, senior secured bond, Reg S, 4.25%, 1/15/30	United Kingdom	175,000	GBP	167,180

					9,173,526

	Metals & Mining 0.7%
f	Abja Investment Co. Pte. Ltd., senior note, Reg S, 4.45%, 7/24/23	India	1,900,000		1,892,896
	Arcelormittal SA, senior bond, 6.80%, 11/29/32	Luxembourg	180,000		185,817
f	Arconic Corp., senior secured note, 144A, 6.125%, 2/15/28	United States	972,000		981,979
	BHP Billiton Finance USA Ltd., senior note, 4.875%, 2/27/26	Australia	805,000		808,820
f	First Quantum Minerals Ltd., senior note, 144A, 6.875%, 3/01/26	Zambia	465,000		452,771
	6.875%, 10/15/27	Zambia	375,000		357,600
f	FMG Resources August 2006 Pty Ltd., senior note, 144A, 4.50%, 9/15/27	Australia	130,000		123,237
	Freeport-McMoRan Inc., senior bond, 4.625%, 8/01/30	United States	15,000		14,058
	senior note, 4.25%, 3/01/30	United States	95,000		87,279
f	Glencore Funding LLC, senior bond, 144A, 2.85%, 4/27/31	Australia	335,000		275,679
f	Vedanta Resources Finance II PLC, senior note, Reg S, 13.875%, 1/21/24	India	400,000		364,849
f	Volcan Cia Minera SAA, senior note, 144A, 4.375%, 2/11/26	Peru	30,000		20,283

					5,565,268

38	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Mortgage Real Estate Investment Trusts (REITs) 0.1%
	Service Properties Trust, senior note, 7.50%, 9/15/25	United States	650,000	$638,011
	5.50%, 12/15/27	United States	186,000	161,889

				799,900

	Multiline Retail 0.0%†
	Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	350,000	197,120

	Oil, Gas & Consumable Fuels 1.4%
f	Aker BP ASA, senior bond, 144A, 3.75%, 1/15/30	Norway	265,000	236,612
f	Baytex Energy Corp., senior note, 144A, 8.75%, 4/01/27	Canada	115,000	116,331
f	Callon Petroleum Co., senior note, 144A, 8.00%, 8/01/28	United States	80,000	78,324
f	Chord Energy Corp., senior note, 144A, 6.375%, 6/01/26	United States	80,000	78,883
f	Continental Resources Inc., senior bond, 144A, 5.75%, 1/15/31	United States	620,000	591,121
	2.875%, 4/01/32	United States	475,000	364,982
f	Energean Israel Finance Ltd., senior secured note, 144A, Reg S, 5.375%, 3/30/28	Israel	170,000	152,418
f	Enlink Midstream LLC, senior note, 144A, 6.50%, 9/01/30	United States	15,000	14,923
	Equities Corp., senior bond, 7.00%, 2/01/30	United States	390,000	404,060
	senior note, 3.90%, 10/01/27	United States	50,000	46,505
	senior note, 5.00%, 1/15/29	United States	35,000	33,040
	[b,f] senior note, 144A, 3.625%, 5/15/31	United States	135,000	115,246
f	Greensaif Pipelines Bidco SARL, senior secured bond, 144A, 6.51%, 2/23/42	Saudi Arabia	780,000	817,841
f	Hess Midstream Operations LP, senior note, 144A, 5.625%, 2/15/26	United States	25,000	24,554
f	Indian Oil Corp. Ltd., senior bond, Reg S, 5.75%, 8/01/23	India	800,000	799,978
f	Leviathan Bond Ltd., senior note, 144A, Reg S, 6.50%, 6/30/27	Israel	205,000	195,652
b,f	Matador Resources Co., senior note, 144A, 6.875%, 4/15/28	United States	65,000	64,541
f	Moss Creek Resources Holdings Inc., senior note, 144A, 7.50%, 1/15/26	United States	372,000	343,187
	[d] 10.50%, 5/15/27	United States	843,000	815,447
f	Northern Oil And Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	160,000	155,863
	8.75%, 6/15/31	United States	230,000	225,261
	Occidental Petroleum Corp., senior bond, 8.875%, 7/15/30	United States	15,000	17,300
	[b] senior bond, 6.125%, 1/01/31	United States	10,000	10,173
	senior bond, 7.875%, 9/15/31	United States	15,000	16,615
	senior note, 5.55%, 3/15/26	United States	120,000	119,810
	Ovintiv Inc., senior bond, 8.125%, 9/15/30	United States	25,000	27,446
	7.20%, 11/01/31	United States	5,000	5,264
	7.375%, 11/01/31	United States	5,000	5,341
	6.50%, 8/15/34	United States	80,000	80,648
	6.50%, 2/01/38	United States	10,000	9,915
	PDC Energy Inc., senior note, 5.75%, 5/15/26	United States	110,000	109,764
	SM Energy Co., senior bond, 6.75%, 9/15/26	United States	120,000	116,033
	Southwestern Energy Co., senior bond, 4.75%, 2/01/32	United States	15,000	12,994
d	Talos Production Inc., senior secured note, 12.00%, 1/15/26	United States	2,194,000	2,312,004
f	Tap Rock Resources LLC, senior note, 144A, 7.00%, 10/01/26	United States	85,000	79,741
	Targa Resources Corp., senior bond, 6.125%, 3/15/33	United States	55,000	55,805
	Targa Resources Partners LP / Targa Resources Partners Finance Corp., senior bond, 4.875%, 2/01/31	United States	340,000	313,191
f	Tms Issuer Sarl, senior secured note, 144A, 5.78%, 8/23/32	Saudi Arabia	650,000	677,872
f	Var Energi ASA, senior note, 144A, 7.50%, 1/15/28	Norway	200,000	208,756

franklintempleton.com	Annual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Oil, Gas & Consumable Fuels (continued)
f	Venture Global Calcasieu Pass LLC, senior secured bond, 144A, 4.125%, 8/15/31	United States	80,000		$69,058
	3.875%, 11/01/33	United States	150,000		123,039
f	Venture Global Lng Inc., senior secured note, 144A, 8.125%, 6/01/28	United States	217,000		218,332
	8.375%, 6/01/31	United States	356,000		358,218
	Vital Energy Inc., senior note, 9.50%, 1/15/25	United States	233,000		230,709
	Western Midstream Operating LP, senior note, 3.35%, 2/01/25	United States	85,000		81,182
	6.15%, 4/01/33	United States	20,000		19,964
f	YPF Sociedad Anonima, senior note, Reg S, 8.75%, 4/04/24	Argentina	542,800		514,871
	8.50%, 3/23/25	Argentina	796,000		729,932

					12,198,746

	Personal Products 0.1%
f	Kenvue Inc., senior note, 144A, 5.50%, 3/22/25	United States	805,000		813,124

	Pharmaceuticals 0.5%
f	Bausch Health Cos. Inc., 144A,
	senior note, 7.00%, 1/15/28	United States	70,000		32,346
	senior note, 5.00%, 1/30/28	United States	15,000		6,651
	[d] senior secured note, 5.50%, 11/01/25	United States	1,153,000		1,024,581
	senior secured note, 4.875%, 6/01/28	United States	360,000		217,440
	CVS Health Corp., senior note, 5.00%, 2/20/26	United States	405,000		405,572
b	Teva Pharmaceutical Finance Co. LLC, senior bond, 6.15%, 2/01/36	Israel	10,000		8,977
	Teva Pharmaceutical Finance Netherlands II BV, senior note, 6.00%, 1/31/25	Israel	335,000	EUR	365,493
	7.375%, 9/15/29	Israel	120,000	EUR	129,864
	7.875%, 9/15/31	Israel	100,000	EUR	109,475
	Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%, 10/01/26	Israel	1,235,000		1,103,787
	senior bond, 4.10%, 10/01/46	Israel	100,000		63,814
	senior note, 2.80%, 7/21/23	Israel	325,000		322,798
	senior note, 7.875%, 9/15/29	Israel	200,000		205,444
	senior note, 8.125%, 9/15/31	Israel	200,000		207,917

					4,204,159

	Real Estate Management & Development 0.2%
f	Agile Group Holdings Ltd., Reg S, [h] senior note, 7.875% to 7/31/24, FRN thereafter, Perpetual	China	200,000		26,295
	senior secured note, 6.05%, 10/13/25	China	200,000		50,919
f	Central China Real Estate Ltd., senior secured note, Reg S, 7.25%, 8/13/24	China	200,000		29,708
f	CFLD Cayman Investment Ltd., senior note, Reg S, zero cpn., 1/31/31	China	21,792		872
	2.50%, 1/31/31	China	394,400		36,082
e,f	China Aoyuan Group Ltd., senior secured note, Reg S, 5.98%, 8/18/25	China	200,000		7,992
f	China Evergrande Group, senior note, Reg S, 8.75%, 6/28/25	China	200,000		13,000
f	China South City Holdings Ltd., senior secured note, Reg S, 9.00%, 7/20/24	China	180,000		125,653
f	Country Garden Holdings Co. Ltd., senior secured bond, Reg S, 5.625%, 12/15/26	China	200,000		70,788
	3.30%, 1/12/31	China	977,000		292,755
k	Easy Tactic Ltd., senior secured note, PIK, 6.50%, 7/11/27	China	213,775		20,608
	Kaisa Group Holdings Ltd., senior note, 11.95%, 10/22/22	China	399,000		30,125
	[f] senior secured note, Reg S, 8.50%, 6/30/22	China	692,000		46,747

40	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Real Estate Management & Development (continued)
f	Logan Group Co. Ltd., senior note, Reg S, 5.25%, 10/19/25	China	200,000		$22,500
f	New Metro Global Ltd., senior note, Reg S, 4.625%, 10/15/25	China	200,000		90,163
f,h	NWD Finance BVI Ltd., senior note, Reg S, 6.15% to 3/16/25, FRN thereafter, Perpetual	Hong Kong	200,000		179,830
f	Perfect Point Ventures Ltd., senior note, Reg S, 5.20%, 9/20/25	Hong Kong	400,000		351,980
f	Sino-Ocean Land Treasure II Ltd., senior bond, Reg S, 5.95%, 2/04/27	China	200,000		39,254
f,h	Sino-Ocean Land Treasure III Ltd., senior note, Reg S, 6.876% to 9/21/27, FRN thereafter, Perpetual	China	330,000		48,318
f	Times China Holdings Ltd., senior secured note, Reg S, 5.55%, 6/04/24	China	200,000		18,220

					1,501,809

	Road & Rail 0.2%
f	Uber Technologies Inc., senior note, 144A, 8.00%, 11/01/26	United States	990,000		1,010,604
	7.50%, 9/15/27	United States	400,000		410,901
	6.25%, 1/15/28	United States	40,000		39,851
	4.50%, 8/15/29	United States	180,000		164,530

					1,625,886

	Semiconductors & Semiconductor Equipment 0.1%
	Broadcom Inc., senior bond, 4.15%, 11/15/30	United States	210,000		193,357
	[f] 144A, 3.137%, 11/15/35	United States	250,000		190,723
	Micron Technology Inc., senior bond, 5.875%, 9/15/33	United States	160,000		157,540
	senior note, 6.75%, 11/01/29	United States	385,000		402,734
f	SK Hynix Inc., senior bond, 144A, 6.50%, 1/17/33	South Korea	200,000		201,110

					1,145,464

	Software 0.0%†
	Oracle Corp., senior bond, 3.95%, 3/25/51	United States	125,000		91,744
	VMware Inc., senior bond, 2.20%, 8/15/31	United States	95,000		74,698

					166,442

	Specialty Retail 0.9%
f	Carvana Co., senior note, 144A, [d] 5.625%, 10/01/25	United States	2,574,000		1,929,728
	5.50%, 4/15/27	United States	355,000		211,743
	[d] 5.875%, 10/01/28	United States	507,000		289,796
	4.875%, 9/01/29	United States	575,000		288,963
	[d] 10.25%, 5/01/30	United States	2,192,000		1,477,449
f	China Grand Automotive Services Ltd., E, senior note, Reg S, 9.125%, 1/30/24	China	333,000		289,710
f	Douglas GMBH, senior secured note, Reg S, 6.00%, 4/08/26	Germany	2,093,000	EUR	2,056,834
f	Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	388,000		347,660
f	Lithia Motors Inc., senior note, 144A, 3.875%, 6/01/29	United States	455,000		392,603
f	Mitchells & Butlers Finance PLC, B2, senior secured bond, Reg S, 6.013%, 12/15/28	United Kingdom	251,695	GBP	287,497
	Starbucks Corp., senior note, 4.75%, 2/15/26	United States	405,000		404,716

					7,976,699

	Technology Hardware, Storage & Peripherals 0.2%
	CDW LLC / CDW Finance Corp., senior bond, 3.569%, 12/01/31	United States	35,000		29,284
	senior note, 4.25%, 4/01/28	United States	80,000		74,049
	senior note, 3.276%, 12/01/28	United States	90,000		78,131
	senior note, 3.25%, 2/15/29	United States	230,000		197,530

franklintempleton.com	Annual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Technology Hardware, Storage & Peripherals (continued)
	Hewlett Packard Enterprise Co., senior note, 5.90%, 10/01/24	United States	525,000	$526,509
b,f	Pitney Bowes Inc., senior note, 144A, 6.875%, 3/15/27	United States	766,000	585,913
	Western Digital Corp., senior note, 4.75%, 2/15/26	United States	75,000	71,530
	2.85%, 2/01/29	United States	150,000	121,198

				1,684,144

	Telecommunications 0.2%
d,f	Level 3 Financing Inc., senior secured note, 144A, 3.40%, 3/01/27	United States	2,064,000	1,636,415

	Thrifts & Mortgage Finance 0.0%†
f	Nationstar Mortgage Holdings Inc., senior bond, 144A, 5.75%, 11/15/31	United States	60,000	48,781

	Tobacco 0.2%
d,f	Vector Group Ltd., senior note, 144A, 10.50%, 11/01/26	United States	1,566,000	1,568,477

	Trading Companies & Distributors 0.1%
f,h	Aircastle Ltd., junior sub. note, 144A, 5.25% to 6/15/26, FRN thereafter, Perpetual	United States	25,000	17,238
f	Univar Solutions USA Inc., senior note, 144A, 5.125%, 12/01/27	United States	518,000	520,868

				538,106

	Transportation 0.1%
	Canadian Pacific Railway Co., senior bond, 2.45%, 12/02/31	Canada	992,000	878,110
	3.00%, 12/02/41	Canada	59,000	48,557
f	SMBC Aviation Capital Finance DAC, senior note, 144A, 5.45%, 5/03/28	Ireland	200,000	199,432

				1,126,099

	Transportation Infrastructure 0.1%
b,f	Rand Parent LLC, senior secured note, 144A, 8.50%, 2/15/30	United States	205,000	177,453
	Union Pacific Corp., senior note, 4.75%, 2/21/26	United States	720,000	723,308

				900,761

	Wireless Telecommunication Services 0.0%†
f	Softbank Group Corp., senior bond, Reg S, 5.25%, 7/06/31	Japan	200,000	171,650

	Total Corporate Bonds and Notes (Cost $119,540,479)			113,837,877

	Corporate Bonds and Notes in Reorganization 0.2%
	Banks 0.1%
l	SVB Financial Group, senior note, 1.80%, 10/28/26	United States	748,000	520,417
	2.10%, 5/15/28	United States	418,000	286,771

				807,188

	Media 0.0%†
b,f,l	WESCO Aircraft Holdings Inc., senior secured note, 144A, 8.50%, 11/15/24	United States	644,000	32,200

	Metals & Mining 0.1%
f,l	Samarco Mineracao SA, senior bond, Reg S,
	4.125%, 11/01/22	Brazil	925,000	516,844
	5.75%, 10/24/23	Brazil	184,000	99,305

				616,149

42	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes in Reorganization (continued)
	Real Estate Management & Development 0.0%†
f,l	Kaisa Group Holdings Ltd., senior secured note, Reg S, 11.95%, 11/12/23	China	200,000		$14,190
	9.375%, 6/30/24	China	205,000		14,545
	11.25%, 4/16/25	China	1,292,000		91,668
	11.70%, 11/11/25	China	200,000		14,215
	11.65%, 6/01/26	China	200,000		13,004
f,l	Ronshine China Holdings Ltd., senior secured note, Reg S, 8.10%, 6/09/23	China	200,000		11,260
f,l	Shimao Group Holdings Ltd., Reg S, senior bond, 4.60%, 7/13/30	China	400,000		42,668
	senior secured note, 4.75%, 7/03/22	China	200,000		22,871
f,l	Sunac China Holdings Ltd., Reg S, senior note, 6.80%, 10/20/24	China	300,000		46,859
	senior secured note, 8.35%, 4/19/23	China	200,000		31,109
	senior secured note, 6.65%, 8/03/24	China	200,000		30,739
	senior secured note, 6.50%, 1/26/26	China	200,000		30,739
f,l	Yuzhou Group Holdings Co. Ltd., senior secured note, Reg S, 8.375%, 10/30/24	China	200,000		9,627
	7.70%, 2/20/25	China	200,000		12,160
	7.85%, 8/12/26	China	205,000		7,175
	6.35%, 1/13/27	China	400,000		21,716
l	Zhenro Properties Group Ltd., senior note, 8.00%, 3/06/23	China	981,000		47,554
	[f] Reg S, 6.63%, 1/07/26	China	403,000		18,691

					480,790

	Total Corporate Bonds and Notes in Reorganization (Cost $5,117,306)				1,936,327

m,n	Senior Floating Rate Interests 0.8%
	Communications Equipment 0.0%†
k	Riverbed Technology Inc., Exit Term Loan, PIK, 7.00% (cash), (1-Month USD LIBOR + 6.00%), 12/08/26	United States	138,829		37,276

	Consumer Discretionary Services 0.1%
	IRB Holding Corp., Term Loan B, 8.253%, (1-Month SOFR + 3.10%), 12/15/27	United States	1,025,211		996,638

	Diversified Financial Services 0.0%†
	MPH Acquisition Holdings LLC, Term Loan B, 9.726%, (3-Month USD LIBOR + 4.25%), 9/01/28	United States	133,381		112,707
	ZF Invest, Term Loan B, 7.05%, (3-Month EURIBOR + 3.93%), 7/12/28	United States	73,053		73,414
	Ziggo BV, Term Loan H, 6.102%, (3-Month EURIBOR + 3.00%), 1/31/29	United States	115,000		116,057

					302,178

	Entertainment 0.0%†
	Playtika Holding Corp., Term Loan B, 7.904%, (1-Month USD LIBOR + 2.75%), 3/13/28	United States	150,431		147,840

	Equity Real Estate Investment Trusts (REITs) 0.0%†
	McCarthy & Stone PLC, Term Loan B, 7.00%, (1-Month USD LIBOR + 7.00%), 12/16/25	United Kingdom	170,938	GBP	196,956

	Food & Staples Retailing 0.1%
	Areas, Term Loan B1, 7.186%, (3-Month EURIBOR + 4.75%), 7/01/26	France	177,528		174,299

franklintempleton.com	Annual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
m,n	Senior Floating Rate Interests (continued)
	Food & Staples Retailing (continued)
o	Upfield Group BV, Term Loan RC, 6.213%, (3-Month EURIBOR + 3.00%), 1/02/25	Netherlands	459,438	$443,212

				617,511

	Health Care Technology 0.0%†
o	OpenText Corp., Initial Term Loan, 8.753%, (1-Month SOFR + 3.60%), 1/31/30	United States	1,771	1,770

	Hotels, Restaurants & Leisure 0.1%
	Caesars Entertainment, Initial Term Loan, 8.503%, (1-Month SOFR + 2.71%), 1/23/30	United States	44,000	43,697
	Carnival Corp., Term Loan B, 8.154%, (1-Month USD LIBOR + 3.00%), 6/30/25	United States	199,487	198,178
	8.404%, (1-Month USD LIBOR + 3.25%), 10/18/28	United States	154,609	150,421

				392,296

	Industrial Services 0.0%†
	Atlas Air Worldwide Holdings Inc., Initial Term Loan, 9.127%, (3-Month SOFR + 4.25%), 2/09/30	United States	215,000	185,616

	Insurance 0.0%†
	AmWINS, Initial Term Loan, 8.003%, (1-Month SOFR + 2.16%), 2/19/28	United States	44,888	44,573

	Leisure Products 0.0%†
o	Hercules Achievement Inc., Initial Term Loan, 10.268%, (1-Month SOFR + 5.00%), 12/15/26	United States	46,786	43,672

	Media 0.1%
o	Advantage Sales & Marketing Inc., Term Loan B1, 9.719%, (3-Month USD LIBOR + 4.50%), 10/28/27	United States	74,044	66,628
	CSC Holdings LLC, Term Loan B, [o] 7.357%, (1-Month USD LIBOR + 2.25%), 7/17/25	United States	622,706	573,357
	9.559%, (1-Month USD LIBOR + 2.25%), 1/18/28	United States	13,998	12,405
	MH Sub I LLC, Term Loan B, 9.403%, (1-Month SOFR + 4.25%), 4/20/28	United States	390,000	370,291

				1,022,681

	Oil, Gas & Consumable Fuels 0.1%
o	Euro Garage Ltd., Term Loan B1, 6.752%, (3-Month EURIBOR + 4.00%), 2/07/25	United States	354,131	365,492

	Pharmaceuticals 0.1%
o	Bausch Health Cos. Inc., Term Loan B, 10.416%, (1-Month SOFR + 5.25%), 2/01/27	United States	562,992	446,172

	Road & Rail 0.0%†
o	Uber Technologies, Initial Term Loan, 7.656%, (3-Month SOFR + 2.75%), 2/27/30	United States	69,693	69,162
	7.87%, (3-Month SOFR + 2.75%), 2/27/30	United States	30,057	29,827

				98,989

	Software 0.1%
	Citrix Systems Inc., Term Loan B, 9.498%, (1-Month SOFR + 4.50%), 3/30/29	United States	222,265	206,333
	Polaris Newco LLC, First Lien Dollar Term Loan, 9.159%, (1-Month USD LIBOR + 4.00%), 6/02/28	United States	1,025,198	921,914

				1,128,247

	Specialty Retail 0.1%
o	Peloton Interactive Inc., Initial Term Loan, 12.263%, (1-Month SOFR + 6.50%), 5/25/27	United States	409,486	407,441

44	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
m,n	Senior Floating Rate Interests (continued)
	Telecommunications 0.0%†
	CenturyLink Inc., Term Loan A, 7.268%, (1-Month USD LIBOR + 2.00%), 1/31/25	United States	80,258		$75,192

	Total Senior Floating Rate Interests (Cost $6,814,028)				6,510,540

	Foreign Government and Agency Securities 5.2%
f	Government of Angola, senior bond, Reg S, 8.75%, 4/14/32	Angola	490,000		412,945
	9.375%, 5/08/48	Angola	1,903,000		1,464,549
	Government of Argentina, senior bond, 3.875%, 1/09/38	Argentina	4,149,557		1,203,771
	1.50%, 7/09/46	Argentina	2,672,000		634,813
	Government of Brazil, senior bond, 6.00%, 10/20/33	Brazil	1,330,000		1,306,483
	Government of Chile, senior bond, 6.00%, 4/01/33	Chile	1,055,000,000	CLP	1,372,242
	Government of Colombia, senior bond, 2.25%, 4/18/29	Colombia	5,228,297,097	COP	1,043,100
	B, 7.00%, 6/30/32	Colombia	9,479,900,000	COP	1,637,878
	B, 13.25%, 2/09/33	Colombia	3,728,800,000	COP	937,036
	7.50%, 2/02/34	Colombia	750,000		720,820
	B, 7.25%, 10/26/50	Colombia	5,887,400,000	COP	870,906
f	Government of Costa Rica, senior bond, 144A, 6.55%, 4/03/34	Costa Rica	450,000		455,287
f	Government of Dominican Republic, senior bond, Reg S, 4.875%, 9/23/32	Dominican Republic	661,000		556,801
	senior note, 144A, 7.05%, 2/03/31	Dominican Republic	864,000		859,403
	Government of Egypt, senior bond, 7.625%, 5/29/32	Egypt	2,043,000		1,136,335
	[f] Reg S, 7.30%, 9/30/33	Egypt	665,000		358,210
f	Government of El Salvador, senior bond, Reg S, 8.25%, 4/10/32	El Salvador	2,023,000		1,195,194
f	Government of Germany, senior bond, Reg S, 1.70%, 8/15/32	Germany	547,200	EUR	559,287
	zero cpn., 2/15/32	Germany	155,660	EUR	137,622
f	Government of Ghana, senior bond, Reg S, 10.75%, 10/14/30	Ghana	2,108,000		1,447,616
	Government of Hungary, senior bond, 6.00%, 11/24/23	Hungary	69,200,000	HUF	192,244
	Government of Indonesia, senior bond, 7.125%, 6/15/38	Indonesia	22,940,000,000	IDR	1,608,034
	senior note, 6.375%, 8/15/28	Indonesia	2,910,000,000	IDR	197,349
	Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000		334,994
	Government of Mexico, senior bond, M, 7.75%, 5/29/31	Mexico	23,890,000[p]	MXN	1,268,713
	M, 7.75%, 11/13/42	Mexico	21,580,000[p]	MXN	1,074,407
	6.338%, 5/04/53	Mexico	1,319,000		1,325,971
	Government of Nigeria, senior bond, 8.747%, 1/21/31	Nigeria	338,000		283,835
	[f] Reg S, 7.625%, 11/28/47	Nigeria	1,635,000		1,079,149
	[f] Reg S, 7.875%, 2/16/32	Nigeria	585,000		460,953
f	Government of Pakistan, senior bond, Reg S, 8.875%, 4/08/51	Pakistan	835,000		294,327
	Government of Peru, senior note, 7.30%, 8/12/33	Peru	4,530,000	PEN	1,230,905
	[f] Reg S, 8.20%, 8/12/26	Peru	2,977,000	PEN	863,007
	Government of Poland, senior bond, 5.50%, 4/04/53	Poland	886,000		893,088
	Government of Romania, senior bond, [f] 144A, 7.625%, 1/17/53	Romania	1,596,000		1,696,877
	4.25%, 4/28/36	Romania	2,145,000	RON	350,243
	7.625%, 1/17/53	Romania	232,000		246,664

franklintempleton.com	Annual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Government of South Africa, senior bond, 8.25%, 3/31/32	South Africa	43,237,419	ZAR	$1,761,401
	8.875%, 2/28/35	South Africa	4,120,000	ZAR	163,672
	8.50%, 1/31/37	South Africa	15,191,496	ZAR	564,825
	7.30%, 4/20/52	South Africa	2,400,000		1,928,825
f	Government of Tunisian Republic, senior note, Reg S, 5.625%, 2/17/24	Tunisia	1,874,000	EUR	1,619,673
	Government of Turkey, senior bond, 5.75%, 5/11/47	Turkey	961,000		632,711
f	Government of Ukraine, Reg S, senior bond, 7.75%, 9/01/26	Ukraine	1,198,000		232,999
	senior bond, zero cpn., 8/01/41	Ukraine	9,537,000		2,789,573
	senior note, 8.994%, 2/01/26	Ukraine	200,000		40,208
f	Government of Zambia, Reg S, senior bond, 5.375%, 9/20/22	Zambia	551,000		250,507
	senior bond, 8.97%, 7/30/27	Zambia	302,000		148,358
f	Provincia de Buenos Aires, senior bond, Reg S, 5.25%, 9/01/37	Argentina	4,620,775		1,483,970

	Total Foreign Government and Agency Securities (Cost $42,766,999)				43,327,780

	U.S. Government and Agency Securities 1.8%
	U.S. Treasury Bond, 3.875%, 2/15/43	United States	237,000		232,704
	2.875%, 5/15/52	United States	1,325,700		1,098,156
	3.625%, 2/15/53	United States	1,815,000		1,743,818
	U.S. Treasury Note, 4.375%, 10/31/24	United States	1,830,000		1,818,634
	4.50%, 11/30/24	United States	2,415,000		2,405,283
	4.25%, 12/31/24	United States	740,000		734,725
	3.875%, 3/31/25	United States	484,000		478,441
	3.875%, 4/30/25	United States	238,000		235,425
	4.25%, 5/31/25	United States	47,000		46,871
	3.625%, 5/15/26	United States	205,000		202,630
	4.125%, 10/31/27	United States	3,625,000		3,663,091
	3.625%, 3/31/28	United States	763,000		757,248
	3.625%, 5/31/28	United States	313,000		311,239
	4.00%, 10/31/29	United States	57,000		57,810
	3.50%, 2/15/33	United States	801,300		791,910
	3.375%, 5/15/33	United States	677,000		662,561

	Total U.S. Government and Agency Securities (Cost $15,211,580)				15,240,546

	Asset-Backed Securities and Commercial Mortgage-Backed Securities 1.8%
	Diversified Financial Services 1.1%
f	AASET Trust, 144A, 2021-1A, A, 2.95%, 11/16/41	United States	194,434		175,515
	2021-2A, A, 2.798%, 1/15/47	United States	232,738		199,610
	2022-1A, A, 6.00%, 5/16/47	United States	457,987		446,401
f	Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	28,239		27,110
f	ACHV ABS Trust, 2023-1PL, D, 144A, 8.47%, 3/18/30	United States	100,000		100,920
f	Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States	160,929		153,069
f	Affirm Asset Securitization Trust, 2023-A, C, 144A, 8.12%, 1/18/28	United States	100,000		99,222
f,n	AGL CLO 3 Ltd., 2020-3A, C, 144A, FRN, 7.41%, (3-Month USD LIBOR + 2.15%), 1/15/33	United States	285,000		275,141
f	AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 7.072%, 2/15/40	United States	170,624		34,728
f	Applebee’s Funding LLC / Ihop Funding LLC, 2023-1A, A2, 144A, 7.824%, 3/05/53	United States	140,000		140,456

46	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
f	Avis Budget Rental Car Funding AESOP LLC, 144A, 2020-2A, C, 4.25%, 2/20/27	United States	100,000	$93,602
	2023-4A, C, 7.24%, 6/20/29	United States	100,000	99,586
f,q	Binom Securitization Trust, 2022-RPL1, M1, 144A, FRN, 3.00%, 2/25/61	United States	160,000	119,159
f	Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, 4.213%, 12/16/41	United States	161,135	148,030
	Carmax Auto Owner Trust, 2023-1, D, 6.27%, 11/15/29	United States	120,000	119,383
f,n	Connecticut Avenue Securities Trust, 2021-R01, 1B1, 144A, FRN, 8.073%, (SOFR + 3.10%), 10/25/41	United States	100,000	98,010
f	CoreVest American Finance Trust, 2019-2, B, 144A, 3.424%, 6/15/52	United States	100,000	90,534
f	Credit Acceptance Auto Loan Trust, 2023-1A, C, 144A, 7.71%, 7/15/33	United States	250,000	254,565
f	Diamond Resorts Owner Trust, 2019-1A, B, 144A, 3.53%, 2/20/32	United States	17,879	17,049
f	DT Auto Owner Trust, 144A, 2023-1A, D, 6.44%, 11/15/28	United States	100,000	99,809
	2023-2A, D, 6.62%, 2/15/29	United States	110,000	109,891
f	Education Funding Trust, 2020-A, A, 144A, 2.79%, 7/25/41	United States	63,629	58,719
f	EWC Master Issuer LLC, 2022-1A, A2, 144A, 5.50%, 3/15/52	United States	307,675	287,908
	Exeter Automobile Receivables Trust, [f] 2020-2A, D, 144A, 4.73%, 4/15/26	United States	90,000	89,230
	2023-2A, D, 6.32%, 8/15/29	United States	100,000	99,587
f	Firstkey Homes Trust, 2020-SFR2, E, 144A, 2.668%, 10/19/37	United States	100,000	91,345
f	Flagship Credit Auto Trust, 2019-4, D, 144A, 3.12%, 1/15/26	United States	90,000	86,977
f	Hertz Vehicle Financing III LLC, 2022-3A, D, 144A, 6.31%, 3/25/25	United States	250,000	245,081
f	Horizon Aircraft Finance I Ltd., 2018-1, A, 144A, 4.458%, 12/15/38	United States	195,205	170,316
f	Horizon Aircraft Finance III Ltd., 2019-2, A, 144A, 3.425%, 11/15/39	United States	222,449	178,514
f	Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	193,198	166,141
f	Maps Trust, 2021-1A, A, 144A, 2.521%, 6/15/46	United States	272,768	238,525
f	Mercury Financial Credit Card Master Trust, 2023-1A, B, 144A, 9.59%, 9/20/27	United States	100,000	97,734
f	Merlin Aviation Holdings DAC, 2016-1, A, 144A, 4.50%, 12/15/32	United States	218,353	191,915
f,q	Mill City Mortgage Loan Trust, 2021-NMR1, M3, 144A, FRN, 2.50%, 11/25/60	United States	100,000	81,105
f	MVW Owner Trust, 144A, 2019-1A, C, 3.33%, 11/20/36	United States	30,542	28,733
	2023-1A, C, 6.54%, 10/20/40	United States	98,277	97,517
f,n	Neuberger Berman Loan Advisers CLO Ltd., 2018-27A, E, 144A, FRN, 10.46%, (3-Month USD LIBOR + 5.20%), 1/15/30	United States	350,000	304,683
f,n	OCP CLO Ltd., 2021-21A, D, 144A, FRN, 8.20%, (3-Month USD LIBOR + 2.95%), 7/20/34	United States	330,000	301,674
f,n	OHA Credit Funding 4 Ltd., 2021-4A, ER, 144A, FRN, 11.673%, (3-Month USD LIBOR + 6.40%), 10/22/36	United States	310,000	287,897
f	OneMain Financial Issuance Trust, 2020-2A, C, 144A, 2.76%, 9/14/35	United States	100,000	87,953
f,n	Post CLO Ltd., 2023-1A, A, 144A, FRN, 6.829%, (3-Month SOFR + 1.95%), 4/20/36	United States	250,000	250,155
f	Prestige Auto Receivables Trust, 144A, 2019-1A, E, 3.90%, 5/15/26	United States	100,000	98,706
	2020-1A, E, 3.67%, 2/15/28	United States	100,000	97,223
f	Progress Residential Trust, 144A, 2020-SFR3, D, 1.896%, 10/17/27	United States	325,000	292,581
	2021-SFR4, F, 3.407%, 5/17/38	United States	230,000	199,983
	2021-SFR7, F, 3.834%, 8/17/40	United States	260,000	208,371
	2023-SFR1, C, 4.65%, 3/17/40	United States	120,000	113,287
	2023-SFR1, D, 4.65%, 3/17/40	United States	120,000	109,395

franklintempleton.com	Annual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
f	SCF Equipment Leasing LLC, 2021-1A, E, 144A, 3.56%, 8/20/32	United States	100,000	$91,876
f	Sierra Timeshare Receivables Funding LLC, 2021-1A, C, 144A, 1.79%, 11/20/37	United States	87,123	80,128
n	SLM Private Credit Student Loan Trust, 2003-B, A3, FRN, 2.806%, (28-Day T-Bill + 1.00%), 3/15/33	United States	100,000	98,017
f	Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	87,891	86,334
f,n	Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 9.508%, (1-Month USD LIBOR + 4.40%), 11/15/27	United States	200,000	875
f	Sunnova Helios X Issuer LLC, 2022-C, C, 144A, 6.00%, 11/22/49	United States	110,803	93,978
f	Sunnova Helios XI Issuer LLC, 2023-A, B, 144A, 5.60%, 5/20/50	United States	100,000	94,290
f,q	Towd Point Mortgage Trust, 2018-5, M1, 144A, FRN, 3.25%, 7/25/58	United States	100,000	81,174
f	VCAT LLC, 144A, 2021-NPL1, A1, 2.289%, 12/26/50	United States	33,933	32,505
	2021-NPL5, A1, 1.868%, 8/25/51	United States	69,930	63,765
	2021-NPL6, A1, 1.917%, 9/25/51	United States	76,046	70,122
f	VOLT XCII LLC, 2021-NPL1, A1, 144A, 1.893%, 2/27/51	United States	77,817	71,139
f	VOLT XCIV LLC, 144A, 2021-NPL3, A1, 2.24%, 2/27/51	United States	200,481	186,804
	2021-NPL3, A2, 4.949%, 2/27/51	United States	215,000	194,758
f	Wave Trust, 2017-1A, A, 144A, 3.844%, 11/15/42	United States	136,812	108,083
f	Westlake Automobile Receivables Trust, 144A, 2023-1A, D, 6.79%, 11/15/28	United States	100,000	100,501
	2023-2A, D, 7.01%, 11/15/28	United States	280,000	283,062
f	Willis Engine Structured Trust IV, 2018-A, B, 144A, 5.438%, 9/15/43	United States	189,756	146,363
f	Willis Engine Structured Trust VI, 144A, 2021-A, A, 3.104%, 5/15/46	United States	255,045	203,812
	2021-A, B, 5.438%, 5/15/46	United States	352,426	245,861

				9,796,492

	Mortgage Real Estate Investment Trusts (REITs) 0.7%
f	510 Asset Backed Trust, 2021-NPL1, A1, 144A, 2.24%, 6/25/61	United States	90,574	84,199
n	American Home Mortgage Investment Trust, 2006-1, 11A1, FRN, 5.418%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	113,927	98,383
	Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	2,600	2,517
	Banc of America Funding Trust, 2007-4, 5A1, 5.50%, 11/25/34	United States	23,194	20,799
q	Banc of America Mortgage Trust, 2005-A, 2A1, FRN, 3.883%, 2/25/35	United States	1,762	1,705
q	Bear Stearns ALT-A Trust, 2006-3, 21A1, FRN, 3.829%, 5/25/36	United States	986,339	767,766
f,n	BPR Trust, 2021-NRD, F, 144A, FRN, 11.927%, (SOFR + 6.87%), 12/15/38	United States	140,000	124,638
q	CHL Mortgage Pass-Through Trust, 2006-HYB4, 3B, FRN, 4.037%, 6/20/36	United States	1,378,000	1,045,002
f	CIM Trust, 2021-NR2, A1, 144A, 2.568%, 7/25/59	United States	106,976	102,563
f,q	Citigroup Commercial Mortgage Trust, 2014-GC21, D, 144A, FRN, 4.941%, 5/10/47	United States	330,000	223,649
f,q	Citigroup Mortgage Loan Trust, 2009-10, 6A2, 144A, FRN, 4.011%, 9/25/34	United States	17,912	17,782
	Countrywide Alternative Loan Trust, 2003-22CB, 1A1, 5.75%, 12/25/33	United States	21,499	21,359
	2004-16CB, 1A1, 5.50%, 7/25/34	United States	10,362	10,006
	2004-16CB, 3A1, 5.50%, 8/25/34	United States	9,570	9,271
	2004-J10, 2CB1, 6.00%, 9/25/34	United States	26,435	25,733
	2005-J1, 2A1, 5.50%, 2/25/25	United States	796	774
q	Countrywide Home Loans Mortgage Pass-Through Trust, 2004-HYB4, 2A1, FRN, 4.151%, 9/20/34	United States	32,255	29,264

48	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
	Credit Suisse First Boston Mortgage Securities Corp., 2003-27, 4A4, 5.75%, 11/25/33	United States	10,693	$10,402
f	CSMC OA LLC, 2014-USA, E, 144A, 4.373%, 9/15/37	United States	400,000	213,597
f	CSMC Trust, 144A, [q] 2020-RPL3, A1, FRN, 2.691%, 3/25/60	United States	83,671	81,865
	2021-RPL1, A2, 3.937%, 9/27/60	United States	155,000	141,459
n	DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 5.462%, (1-Month USD LIBOR + 0.66%), 9/19/45	United States	27,317	16,414
f,n	Extended Stay America Trust, 144A, FRN, 2021-E, B, 6.488%, (1-Month USD LIBOR + 1.38%), 7/15/38	United States	118,800	115,785
	2021-E, F, 8.808%, (1-Month USD LIBOR + 3.70%), 7/15/38	United States	97,377	92,814
f	GS Mortgage Securities Corp. Trust, 144A, 2012-BWTR, A, 2.954%, 11/05/34	United States	135,000	91,376
	[q] 2013-PEMB, A, FRN, 3.55%, 3/05/33	United States	135,000	118,632
q	GS Mortgage Securities Trust, FRN, [f] 2011-GC5, C, 144A, 5.153%, 8/10/44	United States	100,000	71,526
	[f] 2011-GC5, D, 144A, 5.153%, 8/10/44	United States	195,000	63,738
	2014-GC18, B, 4.885%, 1/10/47	United States	100,000	83,228
	GSR Mortgage Loan Trust, 2005-4F, 6A1, 6.50%, 2/25/35	United States	6,755	6,390
	[q] 2005-AR6, 4A5, FRN, 4.159%, 9/25/35	United States	19,492	18,143
n	Harborview Mortgage Loan Trust, 2004-11, 2A2A, FRN, 5.772%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	53,799	45,011
	IndyMac INDX Mortgage Loan Trust, FRN, [n] 2004-AR7, A5, 6.358%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	29,326	25,970
	[q] 2005-AR11, A3, 3.46%, 8/25/35	United States	32,216	25,991
	JPMorgan Mortgage Trust, 2004-S1, 2A1, 6.00%, 9/25/34	United States	45,641	44,646
	[q] 2007-A1, 4A2, FRN, 3.938%, 7/25/35	United States	630	622
n	Lehman XS Trust, 2006-2N, 1A1, FRN, 5.658%, (1-Month USD LIBOR + 0.52%), 2/25/46	United States	23,965	21,230
	MASTR Alternative Loan Trust, 2004-2, 8A4, 5.50%, 3/25/34	United States	96,018	87,739
	2004-8, 2A1, 6.00%, 9/25/34	United States	19,928	19,271
f,n	Med Trust, 144A, FRN,
	2021-MDLN, C, 6.908%, (1-Month USD LIBOR + 1.80%), 11/15/38	United States	124,403	119,830
	2021-MDLN, D, 7.108%, (1-Month USD LIBOR + 2.00%), 11/15/38	United States	99,522	95,264
q	Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 4.568%, 5/25/36	United States	957	938
q	Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, B, FRN, 4.351%, 8/15/46	United States	200,000	136,986
f,q	Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.211%, 6/15/44	United States	150,000	108,852
f,q	MSBAM Commercial Mortgage Securities Trust, 2012-CKSV, C, 144A, FRN, 4.28%, 10/15/30	United States	340,000	233,927
f,q	PRPM LLC, 2021-2, A2, 144A, FRN, 3.77%, 3/25/26	United States	130,000	116,548
q	RFMSI Trust, 2005-SA1, 1A1, FRN, 4.415%, 3/25/35	United States	73,391	41,685
n	Structured ARM Loan Trust, 2005-14, A1, FRN, 5.448%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	146,870	95,086
f	Toorak Mortgage Corp. Ltd., 2021-1, A1, 144A, 2.24%, 6/25/24	United States	190,000	183,405
	Wells Fargo Commercial Mortgage Trust, [q] 2013-LC12, B, FRN, 4.254%, 7/15/46	United States	190,000	144,551
	2014-LC16, C, 4.458%, 8/15/50	United States	215,000	97,831
	[q] 2016-C36, B, FRN, 3.671%, 11/15/59	United States	100,000	84,156
	[q] 2016-C36, C, FRN, 4.12%, 11/15/59	United States	100,000	73,848

franklintempleton.com	Annual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
q	WFRBS Commercial Mortgage Trust, FRN, [e,f] 2011-C3, D, 144A, 5.855%, 3/15/44	United States	65,459	$13,583
	[f] 2011-C4, E, 144A, 4.846%, 6/15/44	United States	120,000	84,487
	2014-C24, B, 4.204%, 11/15/47	United States	100,000	91,981

				5,704,217

	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $16,844,462)			15,500,709

		Number of Contracts	Notional Amount#
	Options Purchased 0.6%
	Calls – Exchange-Traded 0.1%
	Activision Blizzard Inc., June Strike Price $85.00, Expires 6/16/23	32	256,640	1,280
	Activision Blizzard Inc., June Strike Price $85.00, Expires 6/23/23	86	689,720	4,988
	Activision Blizzard Inc., November Strike Price $90.00, Expires 11/17/23	129	1,034,580	40,893
	Amyris Inc., June Strike Price $3.00, Expires 6/16/23	75	6,327	750
	Amyris Inc., January Strike Price $3.00, Expires 1/19/24	15	1,265	150
	Anywhere Real Estate Inc., September Strike Price $7.50, Expires 9/15/23	41	24,887	1,435
	Anywhere Real Estate Inc., December Strike Price $7.50, Expires 12/15/23	21	12,747	1,260
	Bioxcel Therapeutics Inc., July Strike Price $25.00, Expires 7/21/23	66	118,404	6,270
	CBOE Volatility Index, June Strike Price $21.00, Expires 6/21/23	66	118,404	7,128
	CBOE Volatility Index, June Strike Price $22.00, Expires 6/21/23	56	100,464	5,152
	CBOE Volatility Index, June Strike Price $23.00, Expires 6/21/23	51	91,494	4,080
	CBOE Volatility Index, June Strike Price $24.00, Expires 6/21/23	301	539,994	21,672
	CBOE Volatility Index, July Strike Price $22.00, Expires 7/19/23	54	96,876	10,584
	CBOE Volatility Index, July Strike Price $23.00, Expires 7/19/23	57	102,258	9,918
	CBOE Volatility Index, July Strike Price $24.00, Expires 7/19/23	51	91,494	8,058
	CBOE Volatility Index, July Strike Price $25.00, Expires 7/19/23	168	1,205,568	24,024
	CBOE Volatility Index, August Strike Price $23.00, Expires 8/16/23	50	89,700	12,200
	Ebix Inc., June Strike Price $20.00, Expires 6/16/23	133	264,936	20,615
	Ebix Inc., September Strike Price $20.00, Expires 9/15/23	594	1,183,248	273,240
	E-mini S&P 500, June Strike Price $5,100.00, Expires 6/16/23	2	419,050	5
	Esperion Therapeutics Inc., September Strike Price $2.50, Expires 9/15/23	1,127	153,272	28,175
	Horizon Therapeutics PLC, June Strike Price $115.00, Expires 6/16/23	102	1,020,306	102
	Horizon Therapeutics PLC, August Strike Price $110.00, Expires 8/18/23	119	1,190,357	14,875
	iShares 20+ Year Treasury Bond ETF, July Strike Price $115.00, Expires 7/21/23	204	2,100,996	5,100
	iShares 20+ Year Treasury Bond ETF, July Strike Price $120.00, Expires 7/21/23	309	3,182,391	4,017
	Light & Wonder Inc., July Strike Price $65.00, Expires 7/21/23	311	1,812,819	29,545
	Manchester United PLC, June Strike Price $25.00, Expires 6/16/23	204	394,128	19,380
	Microchip Technology Inc., January Strike Price $97.50, Expires 1/19/24	3	22,578	697
	NextDecade Corp., July Strike Price $7.50, Expires 7/21/23	314	174,270	15,700
	Penn Entertainment Inc., August Strike Price $30.00, Expires 8/18/23	15	37,560	1,080
e	Porch Group Inc., June Strike Price $5.00, Expires 6/16/23	45	6,345	—
	Rapid7 Inc., June Strike Price $55.00, Expires 6/16/23	9	42,948	900
	RingCentral Inc., June Strike Price $50.00, Expires 6/16/23	4	13,880	16

50	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Silicon Motion Technology Corp., September Strike Price $70.00, Expires 9/15/23	280	6,858,880		$204,400
Sonos Inc., June Strike Price $15.00, Expires 6/02/23	192	278,976		960
SoundThinking Inc., June Strike Price $30.00, Expires 6/16/23	105	267,645		2,100
SoundThinking Inc., July Strike Price $30.00, Expires 7/21/23	420	1,070,580		44,100
SPDR S&P Regional Banking ETF, June Strike Price $40.00, Expires 6/16/23	72	280,584		6,480
SPDR S&P Regional Banking ETF, September Strike Price $45.00, Expires 9/15/23	30	116,910		3,240
Teck Resources Ltd., October Strike Price $45.00, Expires 10/20/23	113	441,491		23,278
Twilio Inc., June Strike Price $75.00, Expires 6/16/23	41	285,442		7,052
Upwork Inc., October Strike Price $12.50, Expires 10/20/23	20	16,400		500
Vodafone Group PLC, July Strike Price $13.00, Expires 7/21/23	109	103,332		10,791

				876,190

Calls – Over-the-Counter 0.0%†
Taiwan Stock Exchange Weighted Index, Counterparty BNPP, June Strike Price 16,050.00 TWD, Expires 6/19/23	4,028	66,780,051		71,987
Taiwan Stock Exchange Weighted Index, Counterparty MSCS, June Strike Price 16,410.00 TWD, Expires 6/30/23	1,905	31,582,919		18,599

				90,586

Currency Options 0.0%†
EUR/USD, Counterparty JPHQ, July Strike Price $1.15, Expires 7/19/23	1	100,650	EUR	576
JPY/KRW, Counterparty JPHQ, August Strike Price 10.75 KRW, Expires 8/11/23	1	4,000,000	JPY	916
USD/KRW, Counterparty JPHQ, June Strike Price 1,340.00 KRW, Expires 6/21/23	1	2,000,000		8,113
USD/TWD, Counterparty JPHQ, September Strike Price 32.00 TWD, Expires 9/20/23	1	179,400		13,110

				22,715

Puts – Exchange-Traded 0.5%
1 Year SOFR, September Strike Price $95.00, Expires 9/15/23	60	14,472,750		5,250
1 Year SOFR, September Strike Price $96.50, Expires 9/15/23	30	7,236,375		32,438
3 Month EURIBOR, December Strike Price 96.50 EUR, Expires 12/18/23	60	14,444,250		68,944
3 Month SOFR, July Strike Price $95.00, Expires 7/14/23	45	10,668,375		34,031
3 Month SOFR, December Strike Price $93.50, Expires 12/15/23	240	57,093,000		16,500
3 Month SOFR, December Strike Price $94.75, Expires 12/15/23	1	237,888		594
3 Month SOFR, December Strike Price $95.00, Expires 12/15/23	120	28,546,500		108,750
3 Month SOFR, December Strike Price $95.38, Expires 12/15/23	212	50,432,150		320,650
Activision Blizzard Inc., July Strike Price $70.00, Expires 7/21/23	309	2,478,180		19,467
Activision Blizzard Inc., July Strike Price $75.00, Expires 7/21/23	265	2,125,300		40,015
Activision Blizzard Inc., August Strike Price $75.00, Expires 8/18/23	363	2,911,260		86,757
AMC Entertainment Holdings Inc., July Strike Price $3.00, Expires 7/21/23	970	1,746,000		32,010
AMC Entertainment Holdings Inc., August Strike Price $3.00, Expires 8/18/23	199	89,550		12,537
Amyris Inc., June Strike Price $1.00, Expires 6/16/23	189	15,944		4,347
Amyris Inc., January Strike Price $1.00, Expires 1/19/24	810	68,332		40,500
Amyris Inc., January Strike Price $1.50, Expires 1/19/24	197	16,619		18,715
Amyris Inc., April Strike Price $1.00, Expires 4/19/24	224	18,897		13,440
Barclays PLC, January Strike Price $3.00, Expires 1/19/24	81	60,912		810
Barclays PLC, January Strike Price $5.00, Expires 1/19/24	128	96,256		3,200

franklintempleton.com	Annual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
BioMarin Pharmaceutical Inc., October Strike Price $85.00, Expires 10/20/23	3	26,082	$2,145
BioMarin Pharmaceutical Inc., June Strike Price $85.00, Expires 6/21/24	10	86,940	10,800
Carnival Corp., January Strike Price $5.00, Expires 1/19/24	721	809,683	15,141
CBOE Volatility Index, June Strike Price $21.00, Expires 6/21/23	124	222,456	39,060
CBOE Volatility Index, June Strike Price $22.00, Expires 6/21/23	111	199,134	44,511
CBOE Volatility Index, June Strike Price $23.00, Expires 6/21/23	96	172,224	47,040
CBOE Volatility Index, July Strike Price $22.00, Expires 7/19/23	107	191,958	38,520
Cinemark Holdings Inc., September Strike Price $5.00, Expires 9/15/23	504	806,904	5,040
Cinemark Holdings Inc., January Strike Price $5.00, Expires 1/19/24	417	667,617	5,212
DISH Network Corp., January Strike Price $5.00, Expires 1/17/25	32	20,576	6,464
DISH Network Corp., December Strike Price $5.00, Expires 12/19/25	128	82,304	35,584
DISH Network Corp., December Strike Price $7.50, Expires 12/19/25	65	41,795	28,275
E-mini S&P 500, June Strike Price $3,000.00, Expires 6/16/23	4	838,100	120
E-mini S&P 500, June Strike Price $4,100.00, Expires 6/16/23	3	628,575	3,600
E-mini S&P 500, June Strike Price $4,150.00, Expires 6/16/23	8	1,676,200	14,200
E-mini S&P 500, August Strike Price $2,450.00, Expires 8/31/23	12	2,539,350	2,010
E-mini S&P 500, August Strike Price $3,750.00, Expires 8/31/23	6	1,269,675	10,650
E-mini S&P 500, September Strike Price $2,800.00, Expires 9/15/23	18	3,809,025	6,750
E-mini S&P 500, September Strike Price $3,950.00, Expires 9/15/23	9	1,904,513	30,600
E-mini S&P 500, September Strike Price $2,750.00, Expires 9/29/23	24	5,128,500	9,900
E-mini S&P 500, September Strike Price $4,050.00, Expires 9/29/23	12	2,564,250	53,850
E-mini S&P 500, October Strike Price $2,725.00, Expires 10/20/23	24	5,128,500	12,600
E-mini S&P 500, October Strike Price $4,050.00, Expires 10/20/23	12	2,564,250	59,550
E-mini S&P 500, October Strike Price $2,800.00, Expires 10/31/23	8	1,709,500	5,000
E-mini S&P 500, October Strike Price $4,050.00, Expires 10/31/23	4	854,750	21,800
Encore Capital Group Inc., June Strike Price $35.00, Expires 6/16/23	6	25,842	120
Encore Capital Group Inc., June Strike Price $40.00, Expires 6/16/23	28	120,596	1,120
Envestnet Inc., December Strike Price $40.00, Expires 12/15/23	8	41,864	2,000
Etsy Inc., January Strike Price $80.00, Expires 1/19/24	2	16,210	2,350
EURO STOXX Banks Index, August Strike Price 95.00 EUR, Expires 8/18/23	90	442,800	15,392
First Horizon Corp., June Strike Price $10.00, Expires 6/16/23	368	379,408	14,720
First Horizon Corp., June Strike Price $17.00, Expires 6/16/23	9	9,279	6,075
Fluor Corp., January Strike Price $20.00, Expires 1/19/24	107	284,192	10,700
The GEO Group Inc., June Strike Price $12.00, Expires 6/16/23	99	190,179	990
The GEO Group Inc., September Strike Price $11.00, Expires 9/15/23	48	92,208	600
The GEO Group Inc., January Strike Price $3.00, Expires 1/19/24	8	5,968	80
The GEO Group Inc., January Strike Price $5.00, Expires 1/19/24	489	364,794	19,560
Groupon Inc., September Strike Price $4.00, Expires 9/15/23	15	8,100	1,125
Groupon Inc., October Strike Price $4.00, Expires 10/20/23	7	3,780	630
Horizon Therapeutics PLC, August Strike Price $100.00, Expires 8/18/23	213	2,130,639	66,030
Horizon Therapeutics PLC, November Strike Price $95.00, Expires 11/17/23	42	420,126	39,144
Horizon Therapeutics PLC, November Strike Price $100.00, Expires 11/17/23	100	1,000,300	107,000
Horizon Therapeutics PLC, January Strike Price $80.00, Expires 1/19/24	319	3,190,957	177,045
Horizon Therapeutics PLC, January Strike Price $90.00, Expires 1/19/24	256	2,560,768	193,280
Icahn Enterprises LP, June Strike Price $20.00, Expires 6/16/23	62	139,934	8,370
Illumina Inc., September Strike Price $195.00, Expires 9/15/23	58	1,140,570	93,090
IMAX Corp., June Strike Price $11.00, Expires 6/16/23	50	86,700	750
IMAX Corp., January Strike Price $10.00, Expires 1/19/24	38	65,892	1,615

52	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Industrial Select Sector SPDR Fund, June Strike Price $94.00, Expires 6/16/23	202	1,956,370	$12,322
Integra LifeSciences Holdings Corp., December Strike Price $25.00, Expires 12/15/23	8	30,360	400
Invesco QQQ Trust Series 1, June Strike Price $295.00, Expires 6/16/23	66	2,296,734	1,056
Invesco QQQ Trust Series 1, July Strike Price $320.00, Expires 7/21/23	115	4,001,885	33,120
IVERIC bio Inc., September Strike Price $29.00, Expires 9/15/23	4	15,100	400
Live Nation Entertainment Inc., June Strike Price $45.00, Expires 6/16/23	18	143,892	180
Live Nation Entertainment Inc., October Strike Price $55.00, Expires 10/20/23	3	23,982	187
Lumentum Holdings Inc., June Strike Price $35.00, Expires 6/16/23	8	42,320	40
Lumentum Holdings Inc., January Strike Price $32.50, Expires 1/19/24	8	42,320	1,060
Microchip Technology Inc., January Strike Price $57.50, Expires 1/19/24	16	120,416	4,000
Microchip Technology Inc., January Strike Price $62.50, Expires 1/19/24	16	120,416	5,760
Nexstar Media Group Inc., August Strike Price $160.00, Expires 8/18/23	7	105,644	9,520
NextEra Energy Partners LP, October Strike Price $45.00, Expires 10/20/23	18	107,856	1,935
Nikkei 225 Index, June Strike Price 29,500.00 JPY, Expires 6/09/23	6	185,327,280	1,766
NuVasive Inc., June Strike Price $22.50, Expires 6/16/23	6	22,896	600
NVIDIA Corp., December Strike Price $225.00, Expires 12/15/23	90	3,405,060	44,100
Parsons Corp., September Strike Price $25.00, Expires 9/15/23	4	17,876	70
PG&E Corp., June Strike Price $10.00, Expires 6/16/23	8	13,552	32
Prometheus Biosciences Inc., August Strike Price $145.00, Expires 8/18/23	22	437,140	220
Royal Caribbean Cruises Ltd., January Strike Price $30.00, Expires 1/19/24	168	1,360,296	6,804
Russell 2000 Index, September Strike Price $1,650.00, Expires 9/29/23	34	5,948,810	168,300
S&P 500 Index, July Strike Price $4,100.00, Expires 7/21/23	6	2,507,898	33,504
S&P 500 Index, September Strike Price $2,750.00, Expires 9/15/23	8	3,343,864	5,720
S&P 500 Index, September Strike Price $3,890.00, Expires 9/15/23	4	1,671,932	24,196
S&P 500 Index, September Strike Price $3,950.00, Expires 9/29/23	8	3,343,864	64,640
S&P 500 Index, October Strike Price $2,700.00, Expires 10/31/23	8	3,343,864	8,680
S&P 500 Index, October Strike Price $3,950.00, Expires 10/31/23	4	1,671,932	36,536
Seagen Inc., June Strike Price $190.00, Expires 6/21/24	141	2,759,370	191,760
Silicon Motion Technology Corp., September Strike Price $60.00, Expires 9/15/23	54	330,696	45,360
Sonos Inc., June Strike Price $14.00, Expires 6/02/23	153	222,309	1,530
The Southern Co., January Strike Price $55.00, Expires 1/19/24	2	13,950	185
Southwest Airlines Co., January Strike Price $22.50, Expires 1/19/24	80	238,960	7,280
Southwest Airlines Co., January Strike Price $27.50, Expires 1/19/24	16	47,792	3,368
SPDR S&P 500 ETF Trust, June Strike Price $416.00, Expires 6/02/23	90	3,760,650	12,150
SPDR S&P 500 ETF Trust, June Strike Price $385.00, Expires 6/16/23	122	5,097,770	7,442
SPDR S&P 500 ETF Trust, July Strike Price $398.00, Expires 7/21/23	75	3,133,875	29,025
SPDR S&P 500 ETF Trust, August Strike Price $395.00, Expires 8/18/23	88	3,677,080	47,520
SPDR S&P 500 ETF Trust, September Strike Price $385.00, Expires 9/15/23	207	8,649,495	113,229
SPDR S&P Regional Banking ETF, June Strike Price $54.00, Expires 6/16/23	176	685,872	264,880
Spectrum Brands Holdings Inc., July Strike Price $65.00, Expires 7/21/23	132	953,172	14,520
STOXX Europe 600 Index, August Strike Price 450.00 EUR, Expires 8/18/23	34	767,992	18,353
Transocean Ltd., January Strike Price $1.50, Expires 1/19/24	892	510,224	3,568
Transocean Ltd., January Strike Price $2.50, Expires 1/19/24	174	99,528	1,914
Tyler Technologies Inc., June Strike Price $280.00, Expires 6/16/23	3	119,088	750
U.S. Treasury 2 Year Note, August Strike Price $102.13, Expires 8/25/23	50	10,291,406	30,469
U.S. Treasury 5 Year Note, June Strike Price $108.00, Expires 6/23/23	160	17,452,500	51,250

franklintempleton.com	Annual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
	Options Purchased (continued)
	Puts – Exchange-Traded (continued)
	United States Steel Corp., January Strike Price $15.00, Expires 1/19/24	48	100,416	$4,272
	Veradigm Inc., September Strike Price $10.00, Expires 9/15/23	108	127,224	5,400
	VNET Group Inc., June Strike Price $4.00, Expires 6/16/23	284	72,988	40,470
	Vodafone Group PLC, July Strike Price 0.80 GBP, Expires 7/21/23	188	177,491	19,294
	Vodafone Group PLC, August Strike Price 0.80 GBP, Expires 8/18/23	1,999	1,887,256	217,582
	Vodafone Group PLC, September Strike Price 0.80 GBP, Expires 9/15/23	2,617	2,470,710	301,126
	Wayfair Inc., August Strike Price $25.00, Expires 8/18/23	18	72,576	1,710
	Wayfair Inc., January Strike Price $15.00, Expires 1/19/24	112	451,584	10,304
	Wayfair Inc., January Strike Price $17.50, Expires 1/19/24	16	64,512	2,096
	World Wrestling Entertainment Inc., July Strike Price $85.00, Expires 7/21/23	166	6,727,648	12,866

				4,053,984

	Puts – Over-the-Counter 0.0%†
	3M Co., Counterparty GSCO, January Strike Price $75.00, Expires 1/19/24	150	1,399,650	49,500
	3M Co., Counterparty GSCO, January Strike Price $85.00, Expires 1/19/24	112	1,045,072	66,080
	DJ EURO STOXX 50 Index, Counterparty GSCO, June Strike Price 4,200.00 EUR, Expires 6/16/23	18	759,247	10,255
	Taiwan Stock Exchange Weighted Index, Counterparty BNPP, June Strike Price 16,050.00 TWD, Expires 6/19/23	4,028	66,780,051	8,642
	Taiwan Stock Exchange Weighted Index, Counterparty MSCS, June Strike Price 16,410.00 TWD, Expires 6/30/23	1,905	31,582,919	15,809

				150,286

	Currency Options 0.0%†
	USD/JPY, Counterparty JPHQ, July Strike Price 115.00 JPY, Expires 7/17/23	1	305,000	507
	USD/JPY, Counterparty JPHQ, August Strike Price 115.00 JPY, Expires 8/17/23	1	183,000	2,705
	USD/JPY, Counterparty MSCS, August Strike Price 125.00 JPY, Expires 8/29/23	1	3,312,000	7,611

				10,823

	Total Options Purchased (Cost $6,017,339)			5,204,584

	Total Investments before Short Term Investments (Cost $540,741,242)			555,907,881

		Country	Shares
	Short Term Investments 24.3%
	Money Market Funds 23.2%
r,s	Dreyfus Government Cash Management, Institutional, 4.99%	United States	83,607,212	83,607,212
r	Fidelity Investments Money Market Government Portfolio, Institutional, 4.98%	United States	112,901,199	112,901,199

	Total Money Market Funds (Cost $196,508,411)			196,508,411

t	Investments from Cash Collateral Received for Loaned Securities (Cost $3,348,000) 0.4%
	Money Market Funds 0.4%
r,u	Institutional Fiduciary Trust Money Market Portfolio, 4.62%	United States	3,348,000	3,348,000

54	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Short Term Investments (continued)
	U.S. Government and Agency Securities 0.7%
v	U.S. Treasury Bill,
	7/27/23	United States	200,000	$198,390
	8/01/23	United States	500,000	495,688
	8/03/23	United States	1,000,000	991,016
	8/08/23	United States	1,500,000	1,485,943
	8/15/23	United States	3,000,000	2,968,155

	Total U.S. Government and Agency Securities (Cost $6,140,429)			6,139,192

	Total Investments (Cost $746,738,082) 89.9%			761,903,484
	Options Written (0.2)%			(1,855,264)
	Securities Sold Short (15.3)%			(129,970,737)
	Other Assets, less Liabilities 25.6%			217,623,551

	Net Assets 100.0%			$847,701,034

		Number of Contracts	Notional Amount#
w	Options Written (0.2)%
	Calls – Exchange-Traded (0.0)%†
	Abbott Laboratories, June Strike Price $115.00, Expires 6/16/23	1	10,200	(2)
	Activision Blizzard Inc., November Strike Price $95.00, Expires 11/17/23	129	1,034,580	(23,478)
	Apple Inc., June Strike Price $180.00, Expires 6/16/23	1	17,725	(268)
	Bristol-Myers Squibb Co., June Strike Price $70.00, Expires 6/16/23	2	12,888	(6)
	CBOE Volatility Index, June Strike Price $34.00, Expires 6/21/23	301	539,994	(6,321)
	CBOE Volatility Index, July Strike Price $35.00, Expires 7/19/23	120	215,280	(7,920)
	The Coca-Cola Co., June Strike Price $65.00, Expires 6/16/23	3	17,898	(9)
	Comcast Corp., June Strike Price $42.50, Expires 6/16/23	9	35,415	(63)
	Ebix Inc., September Strike Price $30.00, Expires 9/15/23	590	1,175,280	(126,850)
	Emerson Electric Co., June Strike Price $87.50, Expires 6/16/23	1	7,768	(25)
	E-mini S&P 500, August Strike Price $3,450.00, Expires 8/31/23	12	2,539,350	(10,650)
	Fastenal Co., June Strike Price $57.50, Expires 6/16/23	2	10,770	(20)
	First Horizon Corp., June Strike Price $13.00, Expires 6/16/23	4	4,124	(16)
	The GEO Group Inc., January Strike Price $30.00, Expires 1/19/24	32	61,472	(960)
	Horizon Therapeutics PLC, August Strike Price $115.00, Expires 8/18/23	383	3,831,149	(13,405)
	IVERIC bio Inc., September Strike Price $40.00, Expires 9/15/23	77	290,675	(2,695)
	Johnson & Johnson, June Strike Price $165.00, Expires 6/16/23	1	15,506	(10)
	JPMorgan Chase & Co., June Strike Price $145.00, Expires 6/16/23	1	13,571	(18)
	Lumentum Holdings Inc., September Strike Price $65.00, Expires 9/15/23	42	222,180	(6,930)
	Manchester United PLC, June Strike Price $30.00, Expires 6/16/23	204	394,128	(7,140)
	Microchip Technology Inc., June Strike Price $85.00, Expires 6/16/23	3	22,578	(75)
	Microsoft Corp., June Strike Price $320.00, Expires 6/16/23	1	32,839	(1,265)
	Morgan Stanley, June Strike Price $90.00, Expires 6/16/23	2	16,352	(24)
	Newmont Corp., June Strike Price $55.00, Expires 6/16/23	5	20,275	(15)
	Pioneer Natural Resources Co., June Strike Price $230.00, Expires 6/16/23	1	19,944	(38)
	The Procter & Gamble Co., June Strike Price $160.00, Expires 6/16/23	1	14,250	(3)
	Seagen Inc., June Strike Price $230.00, Expires 6/21/24	141	2,759,370	(21,855)
	Silicon Motion Technology Corp., September Strike Price $80.00, Expires 9/15/23	280	6,858,880	(128,800)
	Spectrum Brands Holdings Inc., July Strike Price $75.00, Expires 7/21/23	75	541,575	(16,875)

franklintempleton.com	Annual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#		Value
w	Options Written (continued)
	Calls – Exchange-Traded† (continued)
	Spectrum Brands Holdings Inc., July Strike Price $80.00, Expires 7/21/23	55	397,155		$(5,225)
	Starbucks Corp., June Strike Price $110.00, Expires 6/16/23	2	19,528		(10)
	Teck Resources Ltd., October Strike Price $55.00, Expires 10/20/23	75	293,025		(4,350)
	Twilio Inc., June Strike Price $95.00, Expires 6/16/23	41	285,442		(369)
	Walmart Inc., June Strike Price $155.00, Expires 6/16/23	1	14,687		(12)

					(385,702)

	Calls – Over-the-Counter (0.0)%†
	Currency Options (0.0)%†
	JPY/KRW, Counterparty JPHQ, August Strike Price 11.25 KRW, Expires 8/11/23	1	4,000,000	JPY	(334)
	USD/KRW, Counterparty JPHQ, June Strike Price 1,375.00 KRW, Expires 6/21/23	1	3,000,000		(2,359)

					(2,693)

	Puts – Exchange-Traded (0.2)%
	1 Year SOFR, September Strike Price $95.50, Expires 9/15/23	90	21,709,125		(20,813)
	1 Year SOFR, December Strike Price $96.00, Expires 12/15/23	72	17,415,900		(41,850)
	3 Month EURIBOR, December Strike Price 96.00 EUR, Expires 12/18/23	120	28,888,500		(53,712)
	3 Month SOFR, December Strike Price $94.00, Expires 12/15/23	360	85,639,500		(54,000)
	3 Month SOFR, December Strike Price $94.25, Expires 12/15/23	1	237,888		(237)
	3 Month SOFR, December Strike Price $94.88, Expires 12/15/23	212	50,432,150		(156,350)
	Activision Blizzard Inc., August Strike Price $65.00, Expires 8/18/23	363	2,911,260		(25,047)
	DJ EURO STOXX 50 Index, June Strike Price 3,900.00 EUR, Expires 6/16/23	5	210,902		(476)
	DJ EURO STOXX 50 Index, June Strike Price 4,000.00 EUR, Expires 6/16/23	6	253,082		(956)
	E-mini S&P 500, June Strike Price $3,200.00, Expires 6/16/23	2	419,050		(95)
	E-mini S&P 500, June Strike Price $3,600.00, Expires 6/16/23	2	419,050		(225)
	E-mini S&P 500, June Strike Price $4,000.00, Expires 6/16/23	12	2,514,300		(6,900)
	E-mini S&P 500, September Strike Price $3,700.00, Expires 9/15/23	18	3,809,025		(33,975)
	E-mini S&P 500, September Strike Price $3,750.00, Expires 9/29/23	24	5,128,500		(56,100)
	E-mini S&P 500, October Strike Price $3,750.00, Expires 10/20/23	24	5,128,500		(66,000)
	E-mini S&P 500, October Strike Price $3,800.00, Expires 10/31/23	8	1,709,500		(26,800)
	EURO STOXX Banks Index, June Strike Price 85.00 EUR, Expires 6/16/23	94	462,480		(754)
	EURO STOXX Banks Index, August Strike Price 85.00 EUR, Expires 8/18/23	90	442,800		(5,532)
	First Horizon Corp., June Strike Price $13.00, Expires 6/16/23	9	9,279		(2,610)
	Horizon Therapeutics PLC, June Strike Price $85.00, Expires 6/16/23	313	3,130,939		(3,130)
	Horizon Therapeutics PLC, August Strike Price $80.00, Expires 8/18/23	241	2,410,723		(8,435)
	Horizon Therapeutics PLC, November Strike Price $80.00, Expires 11/17/23	100	1,000,300		(52,000)
	Horizon Therapeutics PLC, November Strike Price $85.00, Expires 11/17/23	42	420,126		(28,392)
	Horizon Therapeutics PLC, January Strike Price $60.00, Expires 1/19/24	319	3,190,957		(67,787)
	Horizon Therapeutics PLC, January Strike Price $70.00, Expires 1/19/24	256	2,560,768		(78,080)
	Industrial Select Sector SPDR Fund, June Strike Price $85.00, Expires 6/16/23	202	1,956,370		(1,010)
	Industrial Select Sector SPDR Fund, September Strike Price $63.00, Expires 9/15/23	1,291	8,382,463		(196,232)
	Invesco QQQ Trust Series 1, June Strike Price $265.00, Expires 6/16/23	66	2,296,734		(396)
	Russell 2000 Index, September Strike Price $1,400.00, Expires 9/29/23	44	7,698,460		(61,160)
	S&P 500 Index, June Strike Price $3,700.00, Expires 6/30/23	19	7,941,677		(11,856)
	S&P 500 Index, July Strike Price $3,700.00, Expires 7/21/23	15	6,269,745		(19,560)

56	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
w	Options Written (continued)
	Puts – Exchange-Traded (continued)
	S&P 500 Index, September Strike Price $3,650.00, Expires 9/15/23	8	3,343,864	$(27,520)
	S&P 500 Index, October Strike Price $3,690.00, Expires 10/31/23	8	3,343,864	(44,136)
	Seagen Inc., June Strike Price $140.00, Expires 6/21/24	141	2,759,370	(66,975)
	Silicon Motion Technology Corp., September Strike Price $40.00, Expires 9/15/23	54	330,696	(3,780)
	Silicon Motion Technology Corp., September Strike Price $50.00, Expires 9/15/23	54	330,696	(20,520)
	Silicon Motion Technology Corp., September Strike Price $60.00, Expires 9/15/23	52	318,448	(43,680)
	SPDR S&P 500 ETF Trust, August Strike Price $360.00, Expires 8/18/23	88	3,677,080	(17,952)
	SPDR S&P Regional Banking ETF, September Strike Price $35.00, Expires 9/15/23	30	116,910	(5,580)
	Spectrum Brands Holdings Inc., July Strike Price $50.00, Expires 7/21/23	132	953,172	(3,960)
	Teck Resources Ltd., October Strike Price $36.00, Expires 10/20/23	113	441,491	(30,397)
	U.S. Treasury 5 Year Note, June Strike Price $107.00, Expires 6/23/23	320	34,905,000	(42,500)
	Vodafone Group PLC, July Strike Price $10.00, Expires 7/21/23	109	103,332	(327)
	Vodafone Group PLC, August Strike Price 0.70 GBP, Expires 8/18/23	1,999	1,887,256	(68,383)
	World Wrestling Entertainment Inc., July Strike Price $75.00, Expires 7/21/23	149	6,038,672	(7,822)

				(1,464,002)

	Puts – Over-the-Counter (0.0)%†
	DJ EURO STOXX 50 Index, Counterparty GSCO, June Strike Price 4,000.00 EUR, Expires 6/16/23	18	759,247	(2,867)

	Total Options Written (Premiums Received $2,097,524)			(1,855,264)

		Country	Shares
x	Securities Sold Short (15.3)%
	Common Stocks (6.4)%
	Aerospace & Defense (0.0)%†
	Virgin Galactic Holdings Inc.	United States	13,543	(46,859)

	Airlines (0.4)%
	American Airlines Group Inc.	United States	10,277	(151,894)
	Cathay Pacific Airways Ltd.	Hong Kong	572,700	(522,297)
	Copa Holdings SA, A	Panama	28,677	(3,012,805)
	Jetblue Airways Corp.	United States	2,478	(16,925)

				(3,703,921)

	Auto Components (0.0)%†
	LCI Industries	United States	743	(80,274)

	Automobiles (0.3)%
	Fisker Inc.	United States	5,613	(35,249)
	Ford Motor Co.	United States	80,043	(960,516)
	Li Auto Inc., ADR	China	14,017	(407,194)
	Lucid Group Inc.	United States	5,426	(42,106)
	NIO Inc., ADR	China	59,117	(445,151)
	Winnebago Industries Inc.	United States	5,708	(317,593)

				(2,207,809)

	Biotechnology (0.4)%
	Apellis Pharmaceuticals Inc.	United States	9,254	(794,456)

franklintempleton.com	Annual Report	57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
x	Securities Sold Short (continued)
	Common Stocks (continued)
	Biotechnology (continued)
	Avid Bioservices Inc.	United States	17,169	$(265,261)
	Bridgebio Pharma Inc.	United States	1,012	(13,884)
	Coherus Biosciences Inc.	United States	22,733	(92,978)
	Dynavax Technologies Corp.	United States	81,933	(936,494)
	Exact Sciences Corp.	United States	730	(59,553)
	Gossamer Bio Inc.	United States	100	(134)
	Insmed Inc.	United States	17,375	(330,646)
	Karyopharm Therapeutics Inc.	United States	4,941	(11,167)
	Mannkind Corp.	United States	85,781	(398,024)
	Mirum Pharmaceuticals Inc.	United States	2,551	(66,913)
	Pharming Group NV	Netherlands	62,392	(76,052)
	Travere Therapeutics Inc.	United States	11,281	(201,817)

				(3,247,379)

	Capital Markets (0.5)%
	Ares Capital Corp.	United States	36,202	(678,426)
	Owl Rock Capital Corp.	United States	243,488	(3,270,044)
	Wisdomtree Inc.	United States	6,344	(43,139)

				(3,991,609)

	Chemicals (0.2)%
	Danimer Scientific Inc.	United States	20,662	(59,713)
	Livent Corp.	United States	50,890	(1,173,014)
	The Sherwin-Williams Co.	United States	2,365	(538,700)

				(1,771,427)

	Communications Equipment (0.1)%
	Harmonic Inc.	United States	47,900	(843,519)

	Construction & Engineering (0.0)%†
	Granite Construction Inc.	United States	3,243	(117,364)

	Consumer Finance (0.2)%
	Encore Capital Group Inc.	United States	14,102	(607,373)
	EZCORP Inc., A	United States	70,866	(591,023)
	SoFi Technologies Inc.	United States	6,750	(46,845)

				(1,245,241)

	Diversified Telecommunication Services (0.0)%†
	Bandwidth Inc., A	United States	1,669	(19,861)

	Electric Utilities (0.0)%†
	Alliant Energy Corp.	United States	1	(51)
	FirstEnergy Corp.	United States	279	(10,432)

				(10,483)

	Electrical Equipment (0.3)%
	Array Technologies Inc.	United States	21,525	(477,209)
	Bloom Energy Corp., A	United States	34,298	(470,568)
	Plug Power Inc.	United States	160,115	(1,332,157)
	TPI Composites Inc.	United States	1,124	(11,982)

				(2,291,916)

	Electronic Equipment, Instruments & Components (0.0)%†
	PAR Technology Corp.	United States	3,403	(117,642)
	Vishay Intertechnology Inc.	United States	199	(5,130)

				(122,772)

58	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
x	Securities Sold Short (continued)
	Common Stocks (continued)
	Energy Equipment & Services (0.1)%
	Helix Energy Solutions Group Inc.	United States	107,308	$(673,894)
	Transocean Ltd.	United States	36,063	(206,281)

				(880,175)

	Entertainment (0.2)%
	Cinemark Holdings Inc.	United States	22,679	(363,091)
	Live Nation Entertainment Inc.	United States	1,149	(91,851)
	The Marcus Corp.	United States	38,896	(594,331)
	Sea Ltd., ADR	Singapore	3,800	(218,158)
	Spotify Technology SA	United States	169	(25,164)

				(1,292,595)

	Equity Real Estate Investment Trusts (REITs) (0.1)%
	Braemar Hotels & Resorts Inc.	United States	61,966	(253,441)
	Pebblebrook Hotel Trust	United States	18,721	(253,857)
	Public Storage	United States	2,270	(643,091)
	Summit Hotel Properties Inc.	United States	13,572	(88,896)

				(1,239,285)

	Financial Services (0.0)%†
	Block Inc., A	United States	1,358	(82,010)

	Food & Staples Retailing (0.0)%†
	The Chefs’ Warehouse Inc.	United States	9,990	(310,789)

	Food Products (0.0)%†
	Freshpet Inc.	United States	5,354	(319,955)
	Post Holdings Inc.	United States	122	(10,365)

				(330,320)

	Gas Utilities (0.0)%†
	Brookfield Infrastructure Corp., A	Canada	3,041	(140,190)

	Health Care Equipment & Supplies (0.4)%
	Alphatec Holdings Inc.	United States	7,213	(109,349)
	CONMED Corp.	United States	1,130	(137,069)
	Cutera Inc.	United States	21,172	(355,901)
	Envista Holdings Corp.	United States	29,811	(950,673)
	Globus Medical Inc., A	United States	16,573	(897,096)
	Mesa Laboratories Inc.	United States	501	(64,875)
	Varex Imaging Corp.	United States	24,038	(529,798)

				(3,044,761)

	Health Care Providers & Services (0.0)%†
	NeoGenomics Inc.	United States	4,183	(71,864)
	PetIQ Inc., A	United States	10,036	(127,758)

				(199,622)

	Health Care Technology (0.1)%
	Evolent Health Inc., A	United States	16,076	(468,455)
	Health Catalyst Inc.	United States	4,024	(45,310)
	Nextgen Healthcare Inc.	United States	8,354	(130,072)

				(643,837)

	Hotels, Restaurants & Leisure (0.2)%
	Airbnb Inc., A	United States	174	(19,100)
	Carnival Corp.	United States	43,752	(491,335)
	The Cheesecake Factory Inc.	United States	533	(16,699)
	Marriott Vacations Worldwide Corp.	United States	2,119	(261,103)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
x	Securities Sold Short (continued)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
	Norwegian Cruise Line Holdings Ltd.	United States	46,856	$(695,811)
	Royal Caribbean Cruises Ltd.	United States	5,976	(483,877)

				(1,967,925)

	Independent Power & Renewable Electricity Producers (0.1)%
	Sunnova Energy International Inc.	United States	7,252	(128,070)
	Vistra Corp.	United States	17,916	(429,447)

				(557,517)

	Interactive Media & Services (0.1)%
	Match Group Inc.	United States	3,944	(136,068)
	Snap Inc., A	United States	26,920	(274,584)

				(410,652)

	Internet & Direct Marketing Retail (0.2)%
f	Delivery Hero SE, 144A	South Korea	10,340	(388,322)
	Etsy Inc.	United States	1,766	(143,134)
	Groupon Inc., A	United States	2,674	(14,440)
f	Just Eat Takeaway.com NV, 144A	United Kingdom	613	(9,271)
	MercadoLibre Inc.	Brazil	411	(509,229)
	Wayfair Inc., A	United States	18,398	(741,807)
	Xometry Inc., A	United States	2,815	(51,515)

				(1,857,718)

	IT Services (0.2)%
	Cloudflare Inc., A	United States	508	(35,133)
	Digitalocean Holdings Inc.	United States	902	(35,313)
	i3 Verticals Inc., A	United States	4,433	(101,294)
	MongoDB Inc., A	United States	2,353	(691,288)
	Okta Inc., A	United States	332	(30,179)
	Repay Holdings Corp., A	United States	2,565	(16,237)
	Sabre Corp.	United States	13,089	(40,576)
	Shift4 Payments Inc., A	United States	6,498	(407,555)
	Shopify Inc., A	Canada	765	(43,750)

				(1,401,325)

	Leisure Products (0.0)%†
	Topgolf Callaway Brands Corp.	United States	22,996	(392,542)

	Life Sciences Tools & Services (0.0)%†
	Inotiv Inc.	United States	6,369	(38,723)

	Machinery (0.1)%
	3d Systems Corp.	United States	1,366	(11,201)
	Caterpillar Inc.	United States	1,023	(210,483)
	Desktop Metal Inc., A	United States	230,035	(427,865)
	The Greenbrier Cos. Inc.	United States	4,212	(114,440)

				(763,989)

	Marine (0.2)%
	Eagle Bulk Shipping Inc.	United States	34,289	(1,346,872)

	Media (0.0)%†
	Charter Communications Inc., A	United States	389	(126,872)
	Dish Network Corp., A	United States	1,864	(11,986)
	Liberty SiriusXM Group, A	United States	3,095	(86,598)
	Magnite Inc.	United States	850	(10,098)
	Techtarget Inc.	United States	813	(28,244)

				(263,798)

60	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
x	Securities Sold Short (continued)
	Common Stocks (continued)
	Metals & Mining (0.4)%
	Arconic Corp.	United States	10,893	$(314,917)
	ATI Inc.	United States	27,148	(938,778)
	Century Aluminum Co.	United States	20,192	(158,305)
	Ivanhoe Mines Ltd., A	Canada	47,311	(346,425)
	Lithium Americas Corp.	Canada	2,429	(49,041)
	Newmont Corp.	United States	12,173	(493,615)
	United States Steel Corp.	United States	44,814	(937,509)

				(3,238,590)

	Mortgage Real Estate Investment Trusts (REITs) (0.0)%†
	Arbor Realty Trust Inc.	United States	10,631	(134,057)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	United States	1,684	(39,624)
	PennyMac Mortgage Investment Trust	United States	4,659	(54,231)
	Redwood Trust Inc.	United States	17,411	(103,073)

				(330,985)

	Oil, Gas & Consumable Fuels (0.1)%
	ENI SpA	Italy	63,723	(847,947)

	Personal Products (0.0)%†
	The Beauty Health Co.	United States	4,953	(39,822)
	Herbalife Nutrition Ltd.	United States	12,538	(148,450)

				(188,272)

	Pharmaceuticals (0.1)%
	Avadel Pharmaceuticals PLC, ADR	United States	32,174	(445,610)
	Collegium Pharmaceutical Inc.	United States	12,168	(268,548)
	Innoviva Inc.	United States	11,056	(149,145)
	Pacira Biosciences Inc.	United States	3,876	(147,404)
	Revance Therapeutics Inc.	United States	6,918	(211,414)

				(1,222,121)

	Real Estate Management & Development (0.1)%
	Anywhere Real Estate Inc.	United States	11,498	(69,793)
	Fastighets AB Balder, B	Sweden	40,333	(136,137)
	Redfin Corp.	United States	6,533	(63,958)
	Storagevault Canada Inc.	Canada	12,568	(55,642)
	Zillow Group Inc., C	United States	7,559	(344,766)

				(670,296)

	Road & Rail (0.1)%
	Old Dominion Freight Line Inc.	United States	1,315	(408,229)
	Uber Technologies Inc.	United States	237	(8,989)

				(417,218)

	Semiconductors & Semiconductor Equipment (0.4)%
	ams-OSRAM AG	Austria	8,827	(65,043)
	Enphase Energy Inc.	United States	3,020	(525,118)
	First Solar Inc.	United States	4,135	(839,240)
	Maxeon Solar Technologies Ltd.	United States	26,057	(724,124)
	Semtech Corp.	United States	9,189	(199,769)
	SMART Global Holdings Inc.	United States	14,305	(323,007)
	SolarEdge Technologies Inc.	United States	1,513	(430,947)
	Veeco Instruments Inc.	United States	16,995	(414,848)
	Wolfspeed Inc.	United States	382	(18,351)

				(3,540,447)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
x	Securities Sold Short (continued)
	Common Stocks (continued)
	Software (0.4)%
	8x8 Inc.	United States	50,695	$(206,836)
	Bentley Systems Inc., B	United States	1,331	(64,926)
	Bill Holdings Inc.	United States	3,100	(321,098)
	Black Knight Inc.	United States	10,078	(582,307)
	Blackline Inc.	United States	1,622	(84,458)
	Cerence Inc.	United States	7,979	(227,561)
	Confluent Inc., A	United States	1,997	(63,385)
	Datadog Inc., A	United States	4,196	(398,242)
	Dye & Durham Ltd.	Canada	3,182	(35,840)
	Envestnet Inc.	United States	323	(16,903)
	Five9 Inc.	United States	565	(37,352)
	Guidewire Software Inc.	United States	1,294	(107,376)
	HubSpot Inc.	United States	306	(158,505)
	Marathon Digital Holdings Inc.	United States	2,150	(21,048)
	Mitek Systems Inc.	United States	17,850	(185,997)
	Model N Inc.	United States	1,175	(37,506)
	Nutanix Inc., A	United States	433	(12,825)
	Pagerduty Inc.	United States	3,077	(83,725)
	Porch Group Inc.	United States	950	(1,340)
	Q2 Holdings Inc.	United States	2,044	(59,521)
	Rapid7 Inc.	United States	193	(9,210)
	Splunk Inc.	United States	628	(62,354)
	Unity Software Inc.	United States	483	(14,355)
	Workiva Inc., A	United States	3,001	(290,677)
	Zscaler Inc.	United States	2,419	(327,726)

				(3,411,073)

	Specialized REITs (0.1)%
	Extra Space Storage Inc.	United States	4,851	(699,854)

	Specialty Retail (0.2)%
	Burlington Stores Inc.	United States	1,519	(228,549)
	Guess? Inc.	United States	19,919	(382,644)
	The Home Depot Inc.	United States	1,465	(415,254)
	National Vision Holdings Inc.	United States	20,542	(518,685)

				(1,545,132)

	Trading Companies & Distributors (0.0)%†
	United Rentals Inc.	United States	992	(331,120)

	Water Utilities (0.1)%
	American Water Works Co. Inc.	United States	7,590	(1,096,375)

	Total Common Stocks (Proceeds $65,057,935)			(54,404,509)

	Exchange Traded Funds (6.9)%
	ARK Innovation ETF	United States	11,669	(472,478)
	Consumer Staples Select Sector SPDR ETF	United States	6,854	(498,080)
	Industrial Select Sector SPDR Fund	United States	58,472	(5,663,013)
	Invesco QQQ Series 1 ETF	United States	2,221	(772,886)
	Invesco Solar ETF	United States	22,462	(1,571,891)
	iShares iBoxx High Yield Corporate Bond ETF	United States	54,968	(4,073,679)
	iShares Russell 1000 ETF	United States	179,767	(41,177,429)
	SPDR Bloomberg High Yield Bond ETF	United States	27,581	(2,505,458)
	SPDR S&P Oil & Gas Exploration & Production ETF	United States	7,021	(829,110)
	Utilities Select Sector SPDR Fund	United States	16,508	(1,071,864)

	Total Exchange Traded Funds (Proceeds $62,192,898)			(58,635,888)

62	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
x	Securities Sold Short (continued)
	Convertible Bonds (Proceeds $172,332) (0.0)%†
	Internet & Direct Marketing Retail (0.0)%†
	Wayfair Inc., A, senior note, 0.625%, 10/01/25	United States	214,000	$(176,550)

	Corporate Bonds and Notes (1.7)%
	Auto Manufacturers (0.1)%
f	Nissan Motor Co. Ltd., 144A, senior bond, 4.81%, 9/17/30	Japan	89,000	(75,677)
	senior note, 4.345%, 9/17/27	Japan	371,000	(331,752)

				(407,429)

	Automobiles (0.0)%†
f,j	Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, senior secured note, 144A, FRN, 10.931%, (6-Month USD LIBOR + 5.63%), 10/15/26	United States	299,000	(293,222)

	Banks (0.2)%
	First Horizon Bank, junior sub. bond, 5.75%, 5/01/30	United States	330,000	(280,497)
f,h	Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	761,000	(711,059)
	Truist Financial Corp., senior note, 5.90%, 10/28/26	United States	294,000	(291,833)

				(1,283,389)

	Commercial Services & Supplies (0.1)%
	United Rentals North America Inc., senior bond, 4.875%, 1/15/28	United States	879,000	(839,381)

	Communications Equipment (0.0)%†
f	Equipmentshare.Com Inc., senior secured note, 144A, 9.00%, 5/15/28	United States	222,000	(203,962)

	Construction & Engineering (0.1)%
	Fluor Corp., senior bond, 4.25%, 9/15/28	United States	419,000	(385,480)

	Construction Materials (0.1)%
f	Camelot Return Merger Sub Inc., senior secured note, 144A, 8.75%, 8/01/28	United States	653,000	(616,199)

	Consumer Finance (0.1)%
	Ally Financial Inc., junior sub. bond, 5.75%, 11/20/25	United States	436,000	(423,817)
	OneMain Finance Corp., senior note, 7.125%, 3/15/26	United States	39,000	(37,335)

				(461,152)

	Diversified Financial Services (0.1)%
f	Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior note, 144A, 7.00%, 12/31/27	Canada	664,000	(570,704)
f	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	362,000	(259,185)

				(829,889)

	Diversified Telecommunication Services (0.0)%†
	Hughes Satellite Systems Corp., senior note, 6.625%, 8/01/26	United States	87,000	(80,469)

	Food Products (0.0)%†
	B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	370,000	(349,184)

	Health Care Providers & Services (0.1)%
f	RP Escrow Issuer LLC, senior secured note, 144A, 5.25%, 12/15/25	United States	439,000	(293,574)
	Tenet Healthcare Corp., senior note, 6.125%, 10/01/28	United States	475,000	(450,661)
	senior secured note, 6.25%, 2/01/27	United States	406,000	(400,299)

				(1,144,534)

	Health Care Technology (0.0)%†
f	Cloud Software Group Holdings Inc., senior secured note, 144A, 9.00%, 9/30/29	United States	368,000	(313,148)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
x	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Household Products (0.0)%†
f	Spectrum Brands Inc., senior bond, 144A, 3.875%, 3/15/31	United States	182,000		$(148,960)

	Independent Power & Renewable Electricity Producers (0.0)%†
	NRG Energy Inc., senior note, 5.75%, 1/15/28	United States	196,000		(186,633)

	Industrial Conglomerates (0.2)%
	3M Co., senior bond, 2.25%, 9/19/26	United States	195,000		(179,691)
	senior bond, 2.875%, 10/15/27	United States	736,000		(678,452)
	senior bond, 3.625%, 9/14/28	United States	233,000		(219,616)
	senior bond, 3.05%, 4/15/30	United States	52,000		(46,277)
	senior bond, 3.25%, 8/26/49	United States	386,000		(262,944)
	senior bond, 3.70%, 4/15/50	United States	191,000		(144,195)
	senior note, 2.65%, 4/15/25	United States	563,000		(539,500)

					(2,070,675)

	Insurance (0.1)%
	MetLife Inc., senior bond, 6.50%, 12/15/32	United States	596,000		(659,001)
	6.375%, 6/15/34	United States	295,000		(324,591)

					(983,592)

	Media (0.1)%
	Grupo Televisa Sab, senior bond, 6.125%, 1/31/46	Mexico	471,000		(471,700)
	iHeartCommunications Inc., senior note, 8.375%, 5/01/27	United States	260,482		(147,279)
f	Scripps Escrow Inc., senior note, 144A, 5.875%, 7/15/27	United States	137,000		(105,657)
f	Sinclair Television Group Inc., senior bond, 144A, 5.50%, 3/01/30	United States	165,000		(95,871)

					(820,507)

	Oil, Gas & Consumable Fuels (0.1)%
	Southwestern Energy Co., senior bond, 4.75%, 2/01/32	United States	340,000		(294,522)
f	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., senior bond, 144A, 6.00%, 12/31/30	United States	626,000		(544,617)

					(839,139)

	Pharmaceuticals (0.1)%
f	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	192,000		(163,156)
f	Owens & Minor Inc., senior note, 144A, 6.625%, 4/01/30	United States	266,000		(240,065)

					(403,221)

	Semiconductors & Semiconductor Equipment (0.1)%
	Intel Corp., senior bond, 4.75%, 3/25/50	United States	515,000		(453,055)

	Telecommunications (0.1)%
f	Rogers Communications Inc., senior bond, 144A, 3.80%, 3/15/32	Canada	184,000		(162,690)
	4.55%, 3/15/52	Canada	184,000		(146,265)
	Verizon Communications Inc., senior bond, 3.55%, 3/22/51	United States	1,104,000		(803,971)

					(1,112,926)

	Total Corporate Bonds and Notes (Proceeds $14,684,211)				(14,226,146)

	Foreign Government and Agency Securities (0.3)%
f	Government of Italy, senior bond, Reg S, 0.95%, 6/01/32	Italy	467,000	EUR	(387,411)
	2.50%, 12/01/32	Italy	833,000	EUR	(786,863)
	Government of Turkey, senior bond, 7.375%, 2/05/25	Turkey	922,000		(895,270)

	Total Foreign Government and Agency Securities (Proceeds $2,126,557)				(2,069,544)

64	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
x	Securities Sold Short (continued)
m,n	Senior Floating Rate Interests (Proceeds $262,719) (0.0)%†
	Professional Services (0.0)%†
	CoreLogic Inc., Term Loan B, 4.00%, (1-Month USD LIBOR + 3.50%), 6/02/28	United States	294,776	$(264,581)

	U.S. Government and Agency Securities (Proceeds $195,956) (0.0)%†
	U.S. Treasury Note, 3.50%, 4/30/28	United States	196,000	(193,519)

	Total Securities Sold Short (Proceeds $144,692,608)			$(129,970,737)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security is on loan at May 31, 2023. See Note 1(g).

cA portion or all of the security is held in connection with written option contracts open at period end.

dA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At May 31, 2023, the aggregate value of these securities and/or cash pledged amounted to $114,601,971, representing 13.5% of net assets.

eFair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.

fSecurity was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the net value of these securities was $138,399,976, representing 16.3% of net assets.

gSee Note 9 regarding investments in Russian securities.

hPerpetual security with no stated maturity date.

iA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

jThe coupon rate shown represents the rate at period end.

kIncome may be received in additional securities and/or cash.

lSee Note 7 regarding defaulted securities.

mSee Note 1(i) regarding senior floating rate interests.

nThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

oSee Note 10 regarding unfunded loan commitments.

pPrincipal amount is stated in 100 Mexican Peso Units.

qAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

rThe rate shown is the annualized seven-day effective yield at period end.

sA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

tSee Note 1(g) regarding securities on loan.

uSee Note 3(f) regarding investments in affiliated management investment companies.

vThe security was issued on a discount basis with no stated coupon rate.

wSee Note 1(d) regarding written options.

xSee Note 1(f) regarding securities sold short.

At May 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	33	$1,850,062	6/19/23	$(28,711)
Aluminum	Short	33	1,850,063	6/19/23	144,837
Aluminum	Long	1	56,362	9/18/23	(290)
Aluminum	Short	35	1,972,670	9/18/23	45,713

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a] (continued)
Brent Crude Oil	Short	10	$726,000	6/30/23	$28,894
Cocoa	Long	52	1,550,336	7/14/23	63,104
Cocoa	Long	2	57,670	9/14/23	(3)
Coffee	Long	18	1,205,887	7/19/23	(87,030)
Copper	Long	16	3,232,000	6/19/23	(340,644)
Copper	Short	16	3,232,000	6/19/23	277,866
Copper	Short	5	454,625	7/27/23	10,421
Copper	Long	3	606,900	9/18/23	(22,511)
Copper	Short	16	3,236,800	9/18/23	31,931
Corn	Short	53	1,574,100	7/14/23	31,735
Cotton	Short	21	876,540	7/07/23	(7,467)
Gasoline	Long	17	1,744,873	6/30/23	(50,732)
Gasoline	Short	4	410,558	6/30/23	(4,553)
Gold 100 Oz	Long	32	6,342,720	8/29/23	(3,535)
Hard Red Winter Wheat	Short	14	553,350	7/14/23	6,935
Lean Hogs	Short	23	766,590	7/17/23	23,992
Live Cattle	Long	40	2,682,800	8/31/23	111,271
Low Sulphur Gas Oil	Short	26	1,707,550	7/12/23	78,832
Natural Gas	Short	65	1,472,900	6/28/23	188,898
Nickel	Long	2	245,676	6/19/23	(40,041)
Nickel	Short	2	245,676	6/19/23	39,669
Nickel	Short	3	371,466	9/18/23	32,938
NY Harbor	Short	18	1,701,680	6/30/23	91,058
Silver	Long	41	4,835,335	7/27/23	(331,752)
Soybean Meal	Long	24	944,160	7/14/23	(143,658)
Soybean Oil	Short	21	582,120	7/14/23	98,064
Soybeans	Long	2	129,975	7/14/23	(12,468)
Soybeans	Short	10	649,875	7/14/23	39,742
Sugar	Long	81	2,273,443	6/30/23	196,429
Wheat	Short	72	2,139,300	7/14/23	327,930
WTI Crude Oil	Short	9	612,810	6/20/23	26,870
WTI Crude Oil	Short	9	613,260	8/22/23	32,049
Zinc	Long	35	1,959,782	6/19/23	(462,790)
Zinc	Short	35	1,959,782	6/19/23	592,241
Zinc	Short	24	1,350,300	9/18/23	217,013

					1,202,247

Currency Contracts
Australian Dollar Index	Short	28	1,819,300	6/16/23	47,804
Brazilian Real Index	Long	79	1,548,005	6/30/23	(20,210)
British Pound Index	Long	30	2,330,250	6/16/23	(13,492)
Canadian Dollar Index	Short	30	2,210,850	6/20/23	9,533
Euro Index	Long	13	1,736,394	6/16/23	(57,281)
Indian Rupee Index	Long	26	627,796	6/27/23	423
Japanese Yen Index	Short	12	1,080,000	6/16/23	14,895
Mexican Peso Index	Long	74	2,084,580	6/16/23	80,403
South African Rand Index	Short	62	1,567,825	6/16/23	120,538
Swiss Franc Index	Long	18	2,474,437	6/16/23	(62,723)
U.S. Dollar Index[a]	Long	15	1,563,675	6/16/23	6,811

					126,701

Equity Contracts
CAC 40 10 Euro Index[a]	Long	45	3,414,897	6/16/23	(126,826)
CBOE Volatility Index	Long	7	132,056	6/21/23	(5,076)
CBOE Volatility Index	Long	10	204,460	7/19/23	(19,071)
CBOE Volatility Index	Long	3	63,901	8/16/23	(658)

66	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts (continued)
CBOE Volatility Index	Long	8	$177,605	9/20/23	$(16,060)
CBOE Volatility Index	Long	12	272,140	10/18/23	(18,447)
CBOE Volatility Index	Long	4	91,986	11/15/23	(1,976)
DAX Index[a]	Long	19	7,953,557	6/16/23	(79,800)
DJ EURO STOXX 50 Index[a]	Long	193	8,699,580	6/16/23	(116,099)
DJIA Mini E-CBOT Index[a]	Short	25	4,122,375	6/16/23	7,343
E-Mini Russell 2000[a]	Short	61	5,342,990	6/16/23	84,332
FTSE 100 Index[a]	Long	99	9,177,220	6/16/23	(361,840)
FTSE China A50 Index	Short	75	919,575	6/29/23	17,252
FTSE Taiwan Index	Long	31	1,761,110	6/29/23	35,466
FTSE/JSE Top 40 Index	Long	11	391,674	6/15/23	(17,283)
Hang Seng China Enterprises Index	Long	4	156,849	6/29/23	(6,490)
Hang Seng Index[a]	Short	24	2,789,112	6/29/23	68,281
Hang Seng Tech Index	Long	13	302,984	6/29/23	(8,306)
KOSPI 200 Index	Long	21	1,340,930	6/08/23	17,087
MSCI Emerging Markets Index	Short	7	334,880	6/16/23	6,560
NASDAQ 100 E-Mini Index[a]	Long	8	2,288,080	6/16/23	140,139
NASDAQ 100 E-Mini Index	Short	4	1,144,040	6/16/23	(104,361)
Nikkei 225 Index[a]	Long	37	8,192,715	6/08/23	378,702
OMX Stockholm 30 Index	Long	54	1,114,281	6/16/23	(2,649)
S&P 500 E-Mini Index[a]	Long	22	4,609,550	6/16/23	42,020
S&P 500 E-Mini Index	Short	49	10,266,725	6/16/23	(538,106)
S&P/TSX 60 Index	Long	4	693,392	6/15/23	(40,224)
SGX Nifty 50	Long	29	1,082,512	6/29/23	13,358
SGX Nifty 50	Short	10	373,280	6/29/23	(7,506)
SPI 200 Index	Long	5	577,275	6/15/23	(15,518)
TOPIX Index[a]	Long	55	8,392,607	6/08/23	149,519
VSTOXX	Long	9	18,471	6/21/23	(470)
VSTOXX	Long	9	19,048	7/19/23	(136)

					(526,843)

Interest Rate Contracts
3 Month EURIBOR	Short	29	7,472,873	6/19/23	12,459
3 Month EURIBOR	Long	17	4,370,655	9/18/23	(14,701)
3 Month EURIBOR	Short	19	4,889,166	12/18/23	(199)
3 Month EURIBOR[a]	Short	196	50,671,296	6/17/24	(25,728)
3 Month SOFR	Long	14	3,330,425	3/19/24	3,820
3 Month SOFR[a]	Short	100	24,023,750	9/17/24	70,653
3 Month SOFR	Short	19	4,595,863	3/18/25	20,827
3 Month SONIA	Long	20	5,886,374	3/19/24	7,535
3 Month SONIA[a]	Short	30	8,861,748	9/17/24	88,108
30 Day Federal Funds	Short	30	11,853,448	7/31/23	(2,053)
ASX 90 Day Bank Accepted Bill	Short	41	26,398,976	9/07/23	598
Australian 3 Yr. Bond	Long	33	2,306,288	6/15/23	(29,666)
Australian 10 Yr. Bond[a]	Long	70	5,459,808	6/15/23	(105,447)
Canadian 10 Yr. Bond	Long	3	273,304	9/20/23	106
Canadian 10 Yr. Bond[a]	Short	15	1,366,519	9/20/23	(7,246)
Euro-BOBL[a]	Short	20	2,525,599	6/08/23	(31,456)
Euro-BTP	Long	3	371,849	6/08/23	3,277
Euro-Bund[a]	Short	32	4,653,567	6/08/23	(53,669)
Euro-Buxl	Short	6	889,539	6/08/23	12,019
Euro-OAT	Short	13	1,813,946	6/08/23	(8,167)
Euro-SCHATZ[a]	Short	242	27,321,147	6/08/23	(57,361)
Japanese 10 Yr. Bond	Long	5	5,332,855	6/13/23	3,243
Japanese 10 Yr. Bond	Short	10	10,665,710	6/13/23	(195,792)
Korean 3 Yr. Bond	Long	276	21,709,851	6/20/23	(51,946)

franklintempleton.com	Annual Report	67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts (continued)
Korean 10 Yr. Bond	Long	79	$6,688,438	6/20/23	$(52,648)
Long Gilt[a]	Short	49	5,899,697	9/27/23	(71,174)
U.S. Treasury 2 Yr. Note	Long	83	17,083,734	9/29/23	24,998
U.S. Treasury 2 Yr. Note[a]	Short	118	24,287,719	9/29/23	(20,652)
U.S. Treasury 5 Yr. Note	Long	102	11,125,969	9/29/23	45,064
U.S. Treasury 5 Yr. Note[a]	Short	93	10,144,265	9/29/23	(39,806)
U.S. Treasury 10 Yr. Note[a]	Short	39	4,464,281	9/20/23	(26,363)
U.S. Treasury 10 Yr. Ultra	Long	25	3,011,328	9/20/23	14,602
U.S. Treasury 10 Yr. Ultra	Short	33	3,974,954	9/20/23	(39,457)
U.S. Treasury Long Bond[a]	Short	14	1,796,813	9/20/23	(27,226)
U.S. Treasury Ultra Bond	Short	17	2,326,875	9/20/23	(41,504)

					(594,952)

Total Futures Contracts					$207,153

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

At May 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Chinese Yuan	BNPP	Buy	18,000,000	2,629,286	6/05/23	$—	$(99,076)
Chinese Yuan	BOFA	Sell	40,000,000	5,824,536	6/05/23	201,847	—
Chinese Yuan	HSBC	Buy	11,000,000	1,603,886	6/05/23	—	(57,647)
Chinese Yuan	JPHQ	Buy	51,000,000	7,451,008	6/05/23	—	(282,081)
Chinese Yuan	JPHQ	Sell	40,000,000	5,830,108	6/05/23	207,420	—
Euro	JPHQ	Sell	220,000	236,023	6/05/23	794	—
Singapore Dollar	BNPP	Sell	2,400,000	1,774,960	6/05/23	—	(105)
Singapore Dollar	JPHQ	Buy	2,400,000	1,780,389	6/05/23	—	(5,324)
Taiwan Dollar	CITI	Buy	12,322,000	400,000	6/05/23	1,236	—
Taiwan Dollar	JPHQ	Sell	6,139,580	200,000	6/05/23	80	—
Taiwan Dollar	MSCO	Sell	6,139,600	200,000	6/05/23	79	—
Hong Kong Dollar	JPHQ	Buy	24,646,293	3,150,000	6/12/23	—	(1,548)
Hong Kong Dollar	JPHQ	Sell	24,665,448	3,150,000	6/12/23	—	(899)
Singapore Dollar	BNPP	Buy	10,800,000	8,023,426	6/12/23	120	(33,796)
Singapore Dollar	HSBC	Buy	6,600,000	4,876,452	6/12/23	6,173	—
Singapore Dollar	JPHQ	Buy	4,800,000	3,570,184	6/12/23	—	(19,184)
Taiwan Dollar	CITI	Buy	3,695,412	120,000	6/12/23	427	—
Taiwan Dollar	JPHQ	Buy	2,463,264	80,000	6/12/23	274	—
Taiwan Dollar	MSCO	Sell	6,120,360	200,000	6/12/23	548	—
Chinese Yuan	MSCO	Buy	17,854,417	2,597,289	6/15/23	—	(79,920)
Chinese Yuan	MSCO	Sell	35,304,762	5,132,214	6/15/23	154,449	—
South Korean Won	BZWS	Sell	171,285,880	129,860	6/15/23	697	—
South Korean Won	CITI	Sell	187,844,240	142,405	6/15/23	755	—
South Korean Won	GSCO	Buy	93,922,120	71,243	6/15/23	—	(418)
South Korean Won	JPHQ	Buy	265,208,000	200,000	6/15/23	—	(12)
British Pound	MSCO	Sell	715,000	887,421	6/16/23	—	(2,319)
Singapore Dollar	BNPP	Buy	3,377,906	2,500,000	6/16/23	—	(703)
Singapore Dollar	BOFA	Buy	3,377,875	2,500,000	6/16/23	—	(726)
Australian Dollar	BZWS	Buy	7,035,000	4,745,285	6/20/23	—	(165,794)
Australian Dollar	BZWS	Sell	12,577,000	8,400,495	6/20/23	213,401	(6)
British Pound	BZWS	Buy	1,352,000	1,685,208	6/20/23	2,991	(5,627)

68	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	BZWS	Sell	4,181,000	5,201,303		6/20/23	$10,987	$(12,953)
Canadian Dollar	BZWS	Buy	8,210,000	6,099,748		6/20/23	377	(48,909)
Canadian Dollar	BZWS	Sell	13,107,000	9,637,727		6/20/23	41,707	(64,555)
Danish Krone	BZWS	Buy	1,131,000	166,946		6/20/23	—	(4,370)
Danish Krone	BZWS	Sell	11,442,000	1,664,488		6/20/23	23,861	(4,095)
Euro	BZWS	Buy	5,342,000	5,784,342		6/20/23	814	(68,244)
Euro	BZWS	Sell	7,430,000	8,013,445		6/20/23	77,244	(15,251)
Mexican Peso	BZWS	Buy	4,603,000	252,493		6/20/23	6,578	—
Mexican Peso	BZWS	Sell	4,603,000	239,434		6/20/23	—	(19,637)
New Zealand Dollar	BZWS	Buy	1,958,000	1,184,277		6/20/23	—	(5,080)
New Zealand Dollar	BZWS	Sell	1,958,000	1,212,895		6/20/23	33,698	—
Swiss Franc	BZWS	Buy	335,000	372,861		6/20/23	553	(4,696)
Swiss Franc	BZWS	Sell	2,389,000	2,638,400		6/20/23	11,465	(2,508)
Singapore Dollar	BNPP	Sell	89,735	100,000	AUD	6/21/23	717	(2,025)
Singapore Dollar	CITI	Sell	89,461	100,000	AUD	6/21/23	—	(1,105)
Norwegian Krone	CITI	Sell	1,046,808	150,000	AUD	6/21/23	5,982	(2,740)
New Zealand Dollar	GSCO	Sell	171,629	160,000	AUD	6/21/23	3,860	(3,065)
Australian Dollar	GSCO	Buy	99,600	66,853		6/21/23	—	(2,015)
Australian Dollar	GSCO	Sell	237,656	160,140		6/21/23	5,430	—
Norwegian Krone	HSBC	Sell	700,290	100,000	AUD	6/21/23	3,773	(1,830)
Singapore Dollar	HSBC	Sell	266,112	300,000	AUD	6/21/24	1,071	(2,706)
Australian Dollar	HSBC	Buy	100,000	67,746		6/21/24	—	(2,648)
Norwegian Krone	JPHQ	Sell	2,087,151	300,000	AUD	6/21/23	13,004	(5,937)
New Zealand Dollar	JPHQ	Sell	646,859	600,000	AUD	6/21/23	9,949	(8,926)
Australian Dollar	JPHQ	Buy	329,104	221,116		6/21/23	—	(6,874)
Australian Dollar	JPHQ	Sell	495,618	331,289		6/21/23	8,649	—
British Pound	BNYM	Buy	882,737	1,100,340		6/21/23	2,661	(4,409)
British Pound	BNYM	Sell	882,737	1,075,084		6/21/23	—	(23,509)
British Pound	JPHQ	Buy	294,168	359,439		6/21/23	6,663	—
British Pound	JPHQ	Sell	41,727	50,000		6/21/23	—	(1,931)
Chinese Yuan	CITI	Buy	7,200,000	1,016,188		6/21/23	—	(2,641)
Chinese Yuan	GSCO	Buy	12,000,000	1,751,825		6/21/23	—	(62,580)
Chinese Yuan	HSBC	Buy	10,554	1,498		6/21/23	—	(12)
Euro	JPHQ	Sell	50,000	381,152	CNY	6/21/23	1,661	(1,519)
Chinese Yuan	JPHQ	Buy	27,196,535	3,964,130		6/21/23	—	(135,663)
Chinese Yuan	JPHQ	Sell	3,211,348	463,000		6/21/23	10,937	—
Euro	BNYM	Buy	423,439	460,372		6/21/23	—	(7,188)
Euro	BNYM	Sell	6,628,725	7,165,785		6/21/23	71,417	—
Euro	BOFA	Buy	100,000	109,523		6/21/23	—	(2,498)
Euro	BZWS	Buy	46,786	51,359		6/21/23	—	(1,287)
Chinese Yuan	HSBC	Sell	378,173	50,000	EUR	6/21/23	2,214	(1,938)
Japanese Yen	HSBC	Sell	7,409,692	50,000	EUR	6/21/23	1,871	(1,720)
Euro	HSBC	Sell	100,000	110,819		6/21/23	3,794	—
Singapore Dollar	JPHQ	Sell	644,952	440,000	EUR	6/21/23	7,066	(13,438)
Japanese Yen	JPHQ	Sell	14,869,430	100,000	EUR	6/21/23	1,189	(1,247)
Euro	JPHQ	Buy	645,952	702,999		6/21/23	—	(11,671)
Euro	JPHQ	Sell	2,358,306	2,558,941		6/21/23	35,472	(502)
Euro	MSCO	Buy	50,000	55,305		6/21/23	—	(1,793)
Hong Kong Dollar	BNPP	Buy	7,824,020	1,000,000		6/21/23	—	(289)
Hong Kong Dollar	BOFA	Sell	10,931,200	1,400,000		6/21/23	3,270	—
Hong Kong Dollar	BZWS	Buy	16,422,420	2,100,000		6/21/23	—	(1,632)
Hong Kong Dollar	CITI	Sell	2,335,500	300,000		6/21/23	1,582	—
Hong Kong Dollar	GSCO	Buy	16,480,739	2,103,560		6/21/23	2,260	—
Hong Kong Dollar	HSBC	Sell	32,857,096	4,205,590		6/21/23	7,288	—
Hong Kong Dollar	JPHQ	Buy	72,637,747	9,280,000		6/21/23	4,518	(3,259)
Hong Kong Dollar	JPHQ	Sell	68,788,688	8,805,710		6/21/23	16,264	—
Indian Rupee	BNPP	Buy	16,686,220	200,000		6/21/23	1,541	—

franklintempleton.com	Annual Report	69

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	BOFA	Buy	16,683,000	200,000		6/21/23	$1,502	$—
Indian Rupee	CITI	Buy	843,929,040	10,120,000		6/21/23	73,225	—
Indian Rupee	CITI	Sell	992,347,559	12,026,000		6/21/23	40,132	—
Indian Rupee	HSBC	Buy	21,676,694	260,000		6/21/23	1,817	—
Indian Rupee	HSBC	Sell	29,861,201	360,151		6/21/23	—	(521)
Indian Rupee	JPHQ	Buy	48,048,672	580,000		6/21/23	1,694	(1,347)
Indian Rupee	MSCO	Buy	85,560,288	1,026,000		6/21/23	7,423	—
Indian Rupee	MSCO	Sell	10,517,104	127,415		6/21/23	386	—
Indonesian Rupiah	BNPP	Buy	21,529,734,000	1,400,000		6/21/23	37,615	(1,668)
Indonesian Rupiah	BNPP	Sell	24,775,536,000	1,600,000		6/21/23	—	(52,429)
Indonesian Rupiah	BZWS	Buy	7,852,500,000	500,000		6/21/23	23,730	—
Indonesian Rupiah	CITI	Buy	7,853,000,000	500,000		6/21/23	23,764	—
Indonesian Rupiah	HSBC	Sell	1,676,158,000	107,481		6/21/23	—	(4,312)
Indonesian Rupiah	JPHQ	Buy	15,944,375,600	1,034,305		6/21/23	29,124	(2)
Indonesian Rupiah	JPHQ	Sell	26,721,291,600	1,734,000		6/21/23	2,110	(50,313)
Japanese Yen	BNYM	Sell	111,279,177	847,003		6/21/23	45,623	—
Japanese Yen	CITI	Buy	26,654,950	200,000		6/21/23	—	(8,044)
Japanese Yen	CITI	Sell	107,123,557	788,848		6/21/23	17,395	—
Euro	GSCO	Sell	50,000	7,453,280	JPY	6/21/23	2,121	(1,958)
Japanese Yen	GSCO	Sell	26,448,140	200,000		6/21/23	9,533	—
Japanese Yen	HSBC	Sell	7,859,263	60,000		6/21/23	3,401	—
South Korean Won	JPHQ	Sell	531,037,900	54,000,000	JPY	6/21/23	4,252	(15,950)
Euro	JPHQ	Sell	200,000	29,651,882	JPY	6/21/23	4,707	(5,219)
Japanese Yen	JPHQ	Buy	407,509,725	3,089,287		6/21/23	—	(154,593)
Japanese Yen	JPHQ	Sell	301,000,270	2,287,541		6/21/23	119,879	—
New Zealand Dollar	GSCO	Sell	200,000	121,916		6/21/23	1,467	—
New Zealand Dollar	HSBC	Buy	100,528	62,391		6/21/23	—	(1,849)
New Zealand Dollar	HSBC	Sell	108,768	67,506		6/21/23	2,002	—
Australian Dollar	JPHQ	Sell	340,000	368,352	NZD	6/21/23	7,324	(6,820)
New Zealand Dollar	JPHQ	Buy	608,711	377,643			—	(11,051)
New Zealand Dollar	JPHQ	Sell	200,000	121,929		6/21/23	1,480	—
Australian Dollar	MSCO	Sell	420,000	450,762	NZD	6/21/23	—	(1,945)
Norwegian Krone	BOFA	Sell	1,056,016	100,000		6/21/23	4,765	—
Norwegian Krone	BZWS	Buy	552,309	50,000		6/21/23	—	(191)
Norwegian Krone	BZWS	Sell	1,057,450	100,000		6/21/23	4,635	—
Australian Dollar	GSCO	Sell	250,000	1,760,489	NOK	6/21/23	5,776	(9,754)
Australian Dollar	HSBC	Sell	100,000	715,161	NOK	6/21/23	1,687	(2,289)
Australian Dollar	JPHQ	Sell	250,000	1,755,544	NOK	6/21/23	4,965	(9,388)
Norwegian Krone	JPHQ	Buy	4,670,260	440,000		6/21/23	—	(18,819)
Norwegian Krone	JPHQ	Sell	27,487	2,521		6/21/23	42	—
Australian Dollar	MSCO	Sell	100,000	699,216	NOK	6/21/23	3,081	(5,121)
Philippine Peso	CITI	Sell	7,459,152	134,000		6/21/23	1,276	—
Philippine Peso	JPHQ	Buy	36,506,622	660,981		6/21/23	167	(11,571)
Philippine Peso	JPHQ	Sell	28,992,600	520,000		6/21/23	4,123	—
Australian Dollar	BNPP	Sell	100,000	89,629	SGD	6/21/23	1,498	(268)
Singapore Dollar	BOFA	Buy	264,230	200,000		6/21/23	—	(4,463)
Australian Dollar	CITI	Sell	300,000	268,671	SGD	6/21/23	5,678	(2,151)
Euro	CITI	Sell	290,000	423,271	SGD	6/21/23	5,517	(2,658)
Singapore Dollar	CITI	Buy	679,072	505,219		6/21/23	—	(2,690)
Singapore Dollar	CITI	Sell	2,021,354	1,525,400		6/21/23	29,548	—
Singapore Dollar	GSCO	Buy	397,008	300,000		6/21/23	—	(6,204)
Singapore Dollar	HSBC	Buy	1,187,503	895,688		6/21/23	—	(16,905)
Singapore Dollar	HSBC	Sell	480,245	359,653		6/21/23	4,260	—
Euro	JPHQ	Sell	150,000	219,947	SGD	6/21/23	4,579	(2,350)
Singapore Dollar	JPHQ	Buy	2,441,329	1,823,219		6/21/23	—	(16,575)
Singapore Dollar	JPHQ	Sell	1,747,261	1,310,776		6/21/23	17,758	—
South Korean Won	BNPP	Buy	1,753,915,500	1,350,000		6/21/23	—	(26,963)

70	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	BNPP	Sell	132,991,000	100,000		6/21/23	$—	$(320)
South Korean Won	BOFA	Buy	396,212,000	300,000		6/21/23	402	(1,526)
South Korean Won	BOFA	Sell	250,161,600	190,000		6/21/23	1,295	—
South Korean Won	BZWS	Buy	5,200,466,000	4,000,000		6/21/23	4,633	(81,749)
South Korean Won	CITI	Buy	1,970,495,653	1,511,395		6/21/23	—	(24,985)
South Korean Won	CITI	Sell	14,566,002,590	11,285,179		6/21/23	297,562	—
South Korean Won	GSCO	Buy	61,031,850	47,000		6/21/23	—	(962)
South Korean Won	HSBC	Buy	195,232,720	150,602		6/21/23	—	(3,332)
Japanese Yen	JPHQ	Sell	22,000,000	220,132,000	KRW	6/21/23	9,122	(1,503)
South Korean Won	JPHQ	Buy	6,723,371,884	5,120,000		6/21/23	7,286	(55,625)
South Korean Won	JPHQ	Sell	904,972,700	690,000		6/21/23	8,418	(1,068)
South Korean Won	MSCO	Buy	412,107	312		6/21/23	—	(1)
South Korean Won	MSCO	Sell	185,121,020	140,000		6/21/23	357	—
Swiss Franc	BNYM	Sell	750,665	832,841		6/21/23	6,526	—
Swiss Franc	JPHQ	Buy	922,000	1,023,756		6/21/23	—	(8,838)
Swiss Franc	JPHQ	Sell	922,000	1,038,761		6/21/23	23,843	—
Taiwan Dollar	BNPP	Sell	7,331,760	240,000		6/21/23	827	—
Taiwan Dollar	BOFA	Buy	815,856	27,000		6/21/23	—	(386)
Taiwan Dollar	HSBC	Sell	5,329,286	177,000		6/21/23	3,150	—
Taiwan Dollar	JPHQ	Buy	16,744,474	550,319		6/21/23	199	(4,288)
Taiwan Dollar	JPHQ	Sell	14,999,664	492,240		6/21/23	3,106	(177)
Taiwan Dollar	MSCO	Buy	10,134,598	330,000		6/21/23	606	—
Thai Baht	GSCO	Buy	944,972	28,000		6/21/23	—	(787)
Thai Baht	HSBC	Buy	3,385,710	100,000		6/21/23	—	(2,498)
Thai Baht	JPHQ	Buy	3,418,201	100,786		6/21/23	—	(2,349)
Thai Baht	JPHQ	Sell	7,691,383	228,000		6/21/23	6,504	—
South Korean Won	GSCO	Sell	400,167,300	300,000		6/22/23	—	(1,877)
South Korean Won	JPHQ	Buy	398,515,800	300,000		6/22/23	631	—
Australian Dollar[b]	MSCO	Buy	9,226,000	6,144,430		6/23/23	147	(138,138)
Australian Dollar[b]	MSCO	Sell	18,552,000	12,410,597		6/23/23	332,619	—
British Pound[b]	MSCO	Buy	10,855,000	13,397,865		6/23/23	122,421	(10,314)
British Pound[b]	MSCO	Sell	7,087,000	8,649,815		6/23/23	24,186	(194,746)
Canadian Dollar[b]	MSCO	Buy	9,227,000	6,749,947		6/23/23	52,281	(864)
Canadian Dollar[b]	MSCO	Sell	25,743,000	18,937,597		6/23/23	43,551	(81,517)
Euro[b]	MSCO	Buy	9,640,000	10,495,381		6/23/23	9,629	(186,604)
Euro[b]	MSCO	Sell	11,036,000	12,058,149		6/23/23	247,331	(1,831)
Japanese Yen[b]	MSCO	Buy	479,552,000	3,567,117		6/23/23	6,824	(119,335)
Japanese Yen[b]	MSCO	Sell	1,381,621,000	10,320,986		6/23/23	372,883	(4,850)
Mexican Peso[b]	MSCO	Buy	115,317,700	6,270,357		6/23/23	215,873	(118)
Mexican Peso[b]	MSCO	Sell	40,650,700	2,124,585		6/23/23	—	(161,838)
New Zealand Dollar[b]	MSCO	Buy	8,914,000	5,555,354		6/23/23	—	(187,007)
New Zealand Dollar[b]	MSCO	Sell	11,164,000	6,884,958		6/23/23	161,685	(108)
South Korean Won	GSCO	Sell	528,733,200	400,000		6/23/23	1,114	—
South Korean Won	HSBC	Buy	528,944,000	400,000		6/23/23	—	(955)
South Korean Won	JPHQ	Buy	400,050,000	300,000		6/23/23	1,805	—
South Korean Won	JPHQ	Sell	398,498,430	300,000		6/23/23	—	(635)
Swiss Franc[b]	MSCO	Buy	6,697,000	7,411,924		6/23/23	19,632	(57,867)
Swiss Franc[b]	MSCO	Sell	7,960,000	8,648,745		6/23/23	30,638	(146,197)
Australian Dollar	BNYM	Sell	180,000	119,921		6/29/23	2,708	—
Canadian Dollar	BNYM	Sell	1,109,000	807,956		6/29/23	—	(9,640)
Euro	BNYM	Sell	2,942,000	3,199,975		6/29/23	49,803	—
Hong Kong Dollar	BNYM	Sell	9,897,000	1,266,087		6/29/23	1,245	—
Indian Rupee	BNPP	Buy	57,398,250	700,000		6/29/23	—	(6,922)
Indian Rupee	JPHQ	Sell	57,855,000	700,000		6/29/23	1,407	—
Indian Rupee	MSCO	Buy	456,750	5,507		6/29/23	8	—
Canadian Dollar	BNYM	Sell	6,135,000	4,522,495		6/30/23	—	(580)
Euro	BNYM	Sell	665,000	724,298		6/30/23	12,201	—

franklintempleton.com	Annual Report	71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Singapore Dollar	BOFA	Buy	2,200,000	1,663,818		7/10/23	$—	$(34,574)
Singapore Dollar	BOFA	Sell	3,247,920	2,400,000		7/10/23	—	(5,297)
Singapore Dollar	BZWS	Sell	3,233,016	2,400,000		7/10/23	5,741	—
Singapore Dollar	CITI	Buy	2,022,599	1,500,000		7/10/23	—	(2,133)
Singapore Dollar	GSCO	Buy	1,668,284	1,236,984		7/10/23	—	(1,511)
Singapore Dollar	GSCO	Sell	6,495,096	4,800,000		7/10/23	—	(10,042)
Singapore Dollar	HSBC	Buy	200,000	151,194		7/10/23	—	(3,081)
Singapore Dollar	HSBC	Sell	3,414,890	2,523,466		7/10/23	—	(5,482)
Singapore Dollar	JPHQ	Buy	14,028,272	10,544,941		7/10/23	20	(156,108)
Singapore Dollar	JPHQ	Sell	3,728,232	2,755,446		7/10/23	—	(5,553)
Colombian Peso	JPHQ	Sell	424,857,000	90,607		7/11/23	—	(3,847)
Chinese Yuan	BNPP	Sell	2,012,527	285,845		7/17/23	1,874	—
Chinese Yuan	GSCO	Buy	1,260,453	180,000		7/17/23	—	(2,148)
Chinese Yuan	JPHQ	Buy	2,764,600	400,000		7/17/23	—	(9,910)
Chinese Yuan	JPHQ	Sell	2,012,527	285,844		7/17/23	1,873	—
Chinese Yuan	BNPP	Buy	12,000,000	1,756,093		7/18/23	—	(62,717)
Chinese Yuan	CITI	Buy	9,600,000	1,357,946		7/18/23	—	(3,246)
Chinese Yuan	JPHQ	Buy	36,000,000	5,268,681		7/18/23	—	(188,553)
Colombian Peso	BNPP	Buy	159,750,077	34,150		7/19/23	1,296	—
Colombian Peso	CITI	Sell	17,460,365,436	3,736,676		7/19/23	—	(137,517)
Colombian Peso	GSCO	Sell	4,173,660,755	904,959		7/19/23	—	(21,114)
Colombian Peso	JPHQ	Buy	662,081,426	146,452		7/19/23	454	—
Japanese Yen	BOFA	Buy	51,229,022	404,000		7/19/23	—	(33,450)
Japanese Yen	JPHQ	Buy	12,523,792	100,330		7/19/23	—	(9,743)
Japanese Yen	JPHQ	Sell	63,707,282	504,330		7/19/23	43,522	—
Chilean Peso	JPHQ	Buy	1,226,142,000	1,530,000		7/20/23	—	(26,765)
Chilean Peso	JPHQ	Sell	3,356,983,003	4,150,844		7/20/23	35,375	(152)
Czech Koruna	BNPP	Sell	28,529,088	1,206,306	EUR	7/20/23	42,305	(31,875)
Euro	BZWS	Buy	159,114	175,100		7/20/23	—	(4,529)
Euro	BZWS	Sell	2,790,955	3,030,000		7/20/23	38,086	—
Euro	CITI	Sell	2,376,412	2,570,000		7/20/23	22,477	—
Hungarian Forint	JPHQ	Sell	28,756,785	73,713	EUR	7/20/23	—	(2,776)
Euro	JPHQ	Buy	4,969,601	5,452,909		7/20/23	—	(125,479)
Euro	JPHQ	Sell	1,100,928	1,208,820		7/20/23	28,621	—
Swedish Krona	MSCO	Sell	15,421,608	1,340,000	EUR	7/20/23	20,292	(8,815)
Euro	MSCO	Sell	125,000	137,877		7/20/23	3,877	—
Indian Rupee	MSCO	Buy	200,609,679	2,430,012		7/20/23	—	(9,607)
Indonesian Rupiah	BNPP	Buy	22,281,671,866	1,483,378		7/20/23	2,275	—
Indonesian Rupiah	BZWS	Sell	18,246,241,897	1,218,912		7/20/23	2,325	—
Indonesian Rupiah	JPHQ	Sell	6,446,353,914	433,106		7/20/23	3,289	—
Japanese Yen	BZWS	Sell	195,058,350	1,450,000		7/20/23	38,884	—
Japanese Yen	JPHQ	Buy	690,776,761	5,293,388		7/20/23	—	(296,081)
Malaysian Ringgit	HSBC	Buy	6,553,544	1,497,953		7/20/23	—	(72,741)
Malaysian Ringgit	HSBC	Sell	6,592,014	1,430,000		7/20/23	—	(3,578)
Mexican Peso	BZWS	Sell	65,460,892	3,570,000		7/20/23	—	(92,120)
Mexican Peso	JPHQ	Buy	32,112,654	1,716,793		7/20/23	79,706	—
New Israeli Shekel	CITI	Buy	5,292,337	1,477,887		7/20/23	—	(56,100)
New Israeli Shekel	GSCO	Buy	3,574,844	980,000		7/20/23	—	(19,618)
Peruvian Nuevo Sol	BZWS	Sell	3,586,985	945,151		7/20/23	—	(27,970)
Philippine Peso	BZWS	Buy	67,618,430	1,210,000		7/20/23	—	(7,916)
Philippine Peso	CITI	Buy	5,682,269	101,029		7/20/23	—	(13)
Philippine Peso	HSBC	Buy	16,158,245	288,386		7/20/23	—	(1,133)
Philippine Peso	JPHQ	Buy	41,021,396	730,584		7/20/23	423	(1,751)
Philippine Peso	JPHQ	Sell	130,540,494	2,396,976		7/20/23	76,297	—
Polish Zloty	CITI	Sell	2,071,115	478,591		7/20/23	—	(9,077)
Euro	JPHQ	Sell	263,427	1,248,708	PLN	7/20/23	11,629	—

72	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Romanian Leu	JPHQ	Sell	2,149,628	473,350		7/20/23	$11,238	$—
Singapore Dollar	BNPP	Buy	9,749,062	7,400,000		7/20/23	—	(177,187)
Singapore Dollar	GSCO	Sell	3,018,670	2,237,072		7/20/23	629	(7)
Singapore Dollar	HSBC	Buy	1,844,836	1,400,000		7/20/23	—	(33,212)
Singapore Dollar	HSBC	Sell	3,237,010	2,400,000		7/20/23	1,788	—
Singapore Dollar	JPHQ	Buy	4,070,487	3,082,267		7/20/23	25	(66,580)
Singapore Dollar	JPHQ	Sell	8,348,737	6,197,046		7/20/23	11,729	(33)
Singapore Dollar	MSCO	Buy	260,000	195,459		7/20/23	—	(2,832)
Singapore Dollar	MSCO	Sell	1,672,593	1,240,000		7/20/23	1,228	(406)
South African Rand	BZWS	Sell	43,987,160	2,380,000		7/20/23	160,430	—
South African Rand	GSCO	Buy	42,733,230	2,260,000		7/20/23	—	(103,703)
South African Rand	GSCO	Sell	68,593,558	3,580,000		7/20/23	118,804	—
South African Rand	JPHQ	Sell	6,769,100	370,863		7/20/23	29,298	—
South African Rand	MSCO	Buy	30,467,520	1,600,000		7/20/23	—	(62,624)
South Korean Won	JPHQ	Sell	139,642,500	106,926		7/20/23	1,416	—
Euro	BZWS	Sell	1,324,726	15,071,800	SEK	7/20/23	33,785	(61,212)
Taiwan Dollar	BNPP	Buy	11,913,320	400,000		7/20/23	—	(10,091)
Taiwan Dollar	CITI	Sell	12,272,400	400,000		7/20/23	—	(1,661)
Taiwan Dollar	JPHQ	Buy	17,976,800	598,000		7/20/23	298	(9,938)
Thai Baht	BZWS	Buy	29,931,556	887,247		7/20/23	—	(22,734)
Thai Baht	CITI	Buy	23,997,917	712,369		7/20/23	—	(19,237)
Thai Baht	CITI	Sell	82,534,100	2,420,000		7/20/23	36,167	—
Thai Baht	JPHQ	Buy	28,797,500	853,511		7/20/23	—	(21,753)
Euro	BOFA	Sell	300,000	323,385		7/21/23	1,766	—
Euro	JPHQ	Buy	100,000	111,082		7/21/23	—	(3,876)
Kazakhstan Tenge	JPHQ	Buy	224,880,000	480,000		7/25/23	15,584	—
Euro	BZWS	Sell	115,000	128,117		7/31/23	4,761	—
Euro	JPHQ	Sell	370,000	412,150		7/31/23	15,266	—
Indian Rupee	BZWS	Buy	16,552,400	200,000		8/01/23	—	(386)
Indian Rupee	HSBC	Sell	842,248	10,200		8/01/23	43	—
Brazilian Real	JPHQ	Buy	7,611,995	1,493,720		8/02/23	—	(10,341)
South Korean Won	MSCO	Buy	511,530,743	386,242		8/10/23	787	—
South Korean Won	MSCO	Sell	2,095,913,814	1,593,894		8/10/23	8,105	—
Hong Kong Dollar	JPHQ	Buy	24,627,648	3,150,000		8/14/23	1,411	—
Hong Kong Dollar	JPHQ	Sell	24,605,028	3,150,000		8/14/23	1,484	—
South Korean Won	JPHQ	Sell	35,226,000	3,600,000	JPY	8/16/23	903	(1,403)
Philippine Peso	BZWS	Sell	27,718,500	500,000		8/16/23	7,615	—
Philippine Peso	CITI	Buy	28,225,000	500,000		8/16/23	1,382	—
Philippine Peso	JPHQ	Buy	55,947,750	1,000,000		8/16/23	1,373	(7,531)
Philippine Peso	JPHQ	Sell	56,454,250	1,018,052		8/16/23	15,212	—
Japanese Yen	JPHQ	Sell	3,600,000	35,215,200	KRW	8/16/23	1,816	(1,324)
Singapore Dollar	CITI	Sell	1,324,700	1,000,000		8/17/23	17,410	—
Singapore Dollar	JPHQ	Buy	3,975,690	3,010,267		8/17/23	—	(61,319)
Singapore Dollar	JPHQ	Sell	2,650,990	2,000,000		8/17/23	33,641	—
Euro	JPHQ	Sell	180,000	196,581		8/18/23	3,288	—
Chinese Yuan	BNPP	Buy	13,705,291	2,040,000		8/21/23	—	(100,424)
Chinese Yuan	BNPP	Sell	9,474,234	1,400,000		8/21/23	59,204	—
Chinese Yuan	BOFA	Sell	7,400,000	1,103,819		8/21/23	56,569	—
Chinese Yuan	BZWS	Buy	9,334,500	1,400,000		8/21/23	—	(78,980)
Chinese Yuan	CITI	Buy	817,040	116,359		8/21/23	—	(731)
Chinese Yuan	CITI	Sell	9,019,630	1,300,000		8/21/23	23,540	—
Chinese Yuan	GSCO	Sell	7,177,730	1,060,000		8/21/23	44,206	—
Chinese Yuan	HSBC	Buy	9,366,329	1,400,000		8/21/23	—	(74,475)
Chinese Yuan	JPHQ	Buy	30,757,793	4,562,013		8/21/23	2,584	(211,748)
Chinese Yuan	JPHQ	Sell	30,909,360	4,504,110		8/21/23	129,811	—
Singapore Dollar	CITI	Sell	1,331,250	1,000,000		8/21/23	12,385	—
Singapore Dollar	JPHQ	Sell	1,331,285	1,000,000		8/21/23	12,359	—

franklintempleton.com	Annual Report	73

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Singapore Dollar	MSCO	Sell	1,331,700	1,000,000		8/21/23	$12,051	$—
British Pound	MSCO	Buy	200,000	247,417		8/31/23	1,769	—
British Pound	MSCO	Sell	900,000	1,123,050		8/31/23	2,276	(565)
Danish Krone	MSCO	Sell	300,000	43,888		8/31/23	551	—
Euro	MSCO	Sell	1,850,000	2,011,882		8/31/23	23,717	—
Polish Zloty	MSCO	Buy	200,000	47,586		8/31/23	—	(600)
Singapore Dollar	JPHQ	Sell	1,335,000	1,000,000		8/31/23	9,171	—
Singapore Dollar	MSCO	Sell	1,336,000	1,000,000		8/31/23	8,429	—
Swedish Krona	MSCO	Buy	800,000	76,778		8/31/23	—	(2,678)
Swiss Franc	MSCO	Buy	100,000	112,519		8/31/23	—	(1,524)
Indian Rupee	CITI	Buy	829,518,000	10,000,000		9/20/23	—	(18,649)
Indian Rupee	CITI	Sell	720,783,100	8,600,000		9/20/23	—	(72,976)
Indian Rupee	GSCO	Sell	8,376,600	100,000		9/20/23	—	(793)
Indian Rupee	HSBC	Buy	8,609,740	103,786		9/20/23	—	(187)
Indian Rupee	HSBC	Sell	25,146,690	300,000		9/20/23	—	(2,583)
Indian Rupee	JPHQ	Buy	8,370,750	100,000		9/20/23	723	—
Indian Rupee	JPHQ	Sell	8,377,100	100,000		9/20/23	—	(799)
Indian Rupee	MSCO	Sell	83,815,000	1,000,000		9/20/23	—	(8,522)
Philippine Peso	CITI	Sell	32,274,950	575,106		9/20/23	2,240	—
Philippine Peso	JPHQ	Buy	115,854,950	2,018,607		9/20/23	37,827	(60)
Philippine Peso	JPHQ	Sell	83,580,000	1,500,000		9/20/23	16,491	—
Taiwan Dollar	BOFA	Buy	2,949,220	100,000		9/22/23	—	(2,714)
Taiwan Dollar	CITI	Sell	3,657,192	120,000		9/22/23	—	(640)
Taiwan Dollar	JPHQ	Buy	12,549,100	420,000		9/22/23	—	(6,042)
Taiwan Dollar	JPHQ	Sell	12,162,000	400,000		9/22/23	—	(1,189)
Singapore Dollar	BNPP	Buy	1,200,000	908,069		9/25/23	—	(16,351)
Singapore Dollar	BNPP	Sell	1,263,468	902,624		9/25/23	3,291	(39,549)
Singapore Dollar	BOFA	Buy	2,400,000	1,758,950		9/25/23	24,486	—
Singapore Dollar	BOFA	Sell	5,212,801	3,704,007		9/25/23	—	(169,619)
Singapore Dollar	CITI	Buy	2,400,000	1,759,274		9/25/23	24,162	—
Singapore Dollar	GSCO	Buy	2,800,000	2,080,798		9/25/23	15,670	(15,792)
Singapore Dollar	GSCO	Sell	1,800,000	1,276,970		9/25/23	—	(60,608)
Singapore Dollar	HSBC	Buy	2,400,000	1,787,320		9/25/23	12,436	(16,320)
Singapore Dollar	HSBC	Sell	840,564	600,000		9/25/23	—	(24,622)
Singapore Dollar	JPHQ	Buy	8,160,000	6,039,590		9/25/23	56,113	(32,019)
Singapore Dollar	JPHQ	Sell	4,801,840	3,408,005		9/25/23	—	(160,235)
Singapore Dollar	MSCO	Sell	5,441,328	3,871,969		9/25/23	—	(171,475)
Romanian Leu	JPHQ	Sell	7,256,277	1,440,000	EUR	9/29/23	19,741	(27,270)
Indian Rupee	GSCO	Buy	42,700,000	500,000		10/16/23	13,231	—
Indian Rupee	JPHQ	Sell	42,700,000	503,085		10/16/23	—	(10,146)
Indian Rupee	BNPP	Sell	57,800,750	700,000		10/30/23	5,679	—
Indian Rupee	HSBC	Sell	474,250	5,685		10/30/23	—	(12)
Indian Rupee	JPHQ	Buy	58,275,000	700,000		10/30/23	18	—
Turkish Lira	BZWS	Buy	6,793,927	266,481		12/11/23	—	(26,487)
Turkish Lira	GSCO	Sell	10,076,008	440,963		12/11/23	85,030	—
Turkish Lira	JPHQ	Buy	3,282,081	143,500		12/11/23	—	(27,561)
Hong Kong Dollar	BOFA	Buy	27,974,707	3,600,000		12/15/23	—	(10,206)
Hong Kong Dollar	BZWS	Sell	73,231,762	9,400,000		12/15/23	2,694	—
Hong Kong Dollar	CITI	Buy	11,653,650	1,500,000		12/15/23	—	(4,571)
Hong Kong Dollar	GSCO	Buy	8,545,240	1,100,000		12/15/23	—	(3,451)
Hong Kong Dollar	HSBC	Buy	28,751,661	3,700,000		12/15/23	—	(10,506)
Hong Kong Dollar	JPHQ	Buy	27,979,045	3,600,000		12/15/23	—	(9,650)
Hong Kong Dollar	JPHQ	Sell	31,944,215	4,100,000		12/15/23	828	—
Hong Kong Dollar	BNPP	Sell	4,661,772	600,000		12/20/23	1,733	—
Hong Kong Dollar	JPHQ	Buy	9,351,507	1,200,000		12/20/23	123	—
Hong Kong Dollar	JPHQ	Sell	4,675,738	600,000		12/20/23	—	(59)
Chinese Yuan	BNPP	Buy	3,411,173	500,000		12/21/23	—	(12,230)

74	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Chinese Yuan	BNPP	Sell	20,611,080	3,000,000	12/21/23	$52,785	$—
Chinese Yuan	CITI	Buy	20,445,000	3,000,000	12/21/23	—	(76,533)
Chinese Yuan	HSBC	Buy	6,804,785	1,000,000	12/21/23	—	(26,972)
Chinese Yuan	JPHQ	Buy	10,214,340	1,500,000	12/21/23	—	(39,433)
Chinese Yuan	JPHQ	Sell	20,622,720	3,000,000	12/21/23	51,120	—
Hong Kong Dollar	HSBC	Sell	20,810,278	2,668,750	12/22/23	—	(2,029)
Hong Kong Dollar	JPHQ	Buy	9,338,140	1,200,000	12/22/23	56	(1,605)
Hong Kong Dollar	JPHQ	Sell	9,351,063	1,200,000	12/22/23	—	(110)
Singapore Dollar	BNPP	Buy	2,367,792	1,800,000	1/10/24	—	(31,875)
Singapore Dollar	BOFA	Sell	2,633,600	2,000,000	1/10/24	33,385	—
Singapore Dollar	GSCO	Sell	2,632,600	2,000,000	1/10/24	34,132	—
Singapore Dollar	JPHQ	Buy	5,556,024	4,200,000	1/10/24	—	(51,094)
Singapore Dollar	JPHQ	Sell	2,632,800	2,000,000	1/10/24	33,983	—
Singapore Dollar	BNPP	Sell	9,693,652	7,400,000	1/22/24	157,762	—
Singapore Dollar	GSCO	Buy	2,675,236	2,000,000	1/22/24	—	(1,301)
Singapore Dollar	HSBC	Buy	3,208,690	2,400,000	1/22/24	—	(2,751)
Singapore Dollar	HSBC	Sell	1,834,476	1,400,000	1/22/24	29,442	—
Singapore Dollar	JPHQ	Buy	7,956,209	5,960,000	1/22/24	—	(15,827)
Singapore Dollar	JPHQ	Sell	3,669,851	2,800,000	1/22/24	58,213	—
Singapore Dollar	MSCO	Buy	1,657,235	1,240,000	1/22/24	—	(1,861)
Chinese Yuan	BNPP	Buy	2,012,527	290,440	2/07/24	—	(1,577)
Chinese Yuan	CITI	Sell	817,040	117,890	2/07/24	618	—
Chinese Yuan	JPHQ	Buy	2,012,527	290,436	2/07/24	—	(1,573)
Chinese Yuan	JPHQ	Sell	3,208,013	480,000	2/07/24	19,546	—
Chinese Yuan	BNPP	Sell	18,000,000	2,668,770	3/04/24	80,097	—
Chinese Yuan	BOFA	Buy	40,000,000	5,937,361	3/04/24	—	(184,755)
Chinese Yuan	HSBC	Sell	11,000,000	1,631,722	3/04/24	49,755	—
Chinese Yuan	JPHQ	Buy	40,000,000	5,943,592	3/04/24	—	(190,986)
Chinese Yuan	JPHQ	Sell	51,000,000	7,566,197	3/04/24	231,623	—
Singapore Dollar	BNPP	Sell	4,500,000	3,388,238	3/13/24	19,136	—
Singapore Dollar	GSCO	Sell	1,500,000	1,132,931	3/13/24	9,897	—
Singapore Dollar	HSBC	Sell	6,000,000	4,532,201	3/13/24	40,065	—
Singapore Dollar	MSCO	Sell	1,500,000	1,132,375	3/13/24	9,341	—
Chinese Yuan	BNPP	Sell	3,401,173	500,000	3/15/24	10,485	—
Chinese Yuan	BZWS	Buy	6,620,910	1,000,000	3/15/24	—	(47,083)
Chinese Yuan	HSBC	Sell	6,782,785	1,000,000	3/15/24	23,785	—
Chinese Yuan	JPHQ	Buy	13,235,600	2,000,000	3/15/24	—	(95,060)
Chinese Yuan	JPHQ	Sell	10,183,340	1,500,000	3/15/24	34,359	—
Indian Rupee	BNPP	Buy	42,179,250	500,000	3/15/24	3,279	—
Indian Rupee	GSCO	Buy	41,927,500	500,000	3/15/24	275	—
Indian Rupee	JPHQ	Buy	42,215,000	500,000	3/15/24	3,705	—
Indian Rupee	JPHQ	Sell	84,060,000	1,000,000	3/15/24	—	(2,995)
Indian Rupee	MSCO	Sell	42,155,000	500,000	3/15/24	—	(2,989)
South Korean Won	BNPP	Buy	1,815,285,000	1,500,000	3/15/24	—	(107,255)
South Korean Won	BNPP	Sell	1,807,969,240	1,400,000	3/15/24	12,868	—
South Korean Won	BZWS	Sell	1,912,755,000	1,500,000	3/15/24	32,473	—
South Korean Won	CITI	Buy	15,268,499,260	12,497,211	3/15/24	—	(782,729)
South Korean Won	CITI	Sell	12,639,530,000	9,900,000	3/15/24	202,548	—
South Korean Won	GSCO	Sell	93,922,120	72,461	3/15/24	401	—
South Korean Won	JPHQ	Buy	5,338,805,000	4,400,000	3/15/24	—	(303,898)
South Korean Won	JPHQ	Sell	5,968,412,900	4,600,000	3/15/24	20,843	—
Singapore Dollar	BNPP	Sell	4,200,000	3,167,094	3/20/24	21,688	—
Singapore Dollar	HSBC	Sell	2,250,000	1,687,846	3/20/24	2,808	—
Singapore Dollar	JPHQ	Sell	2,250,000	1,687,669	3/20/24	2,631	—
Chinese Yuan	CITI	Sell	7,200,000	1,039,261	3/21/24	2,565	—
Chinese Yuan	GSCO	Sell	12,000,000	1,775,805	3/21/24	47,978	—
Chinese Yuan	JPHQ	Sell	24,000,000	3,548,575	3/21/24	92,921	—

franklintempleton.com	Annual Report	75

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar	BZWS	Sell	16,325,820	2,100,000	3/21/24	$1,265	$—
Hong Kong Dollar	GSCO	Sell	16,347,030	2,100,000	3/21/24	—	(1,462)
Hong Kong Dollar	HSBC	Buy	32,601,895	4,200,000	3/21/24	—	(8,924)
Hong Kong Dollar	JPHQ	Buy	64,254,132	8,280,000	3/21/24	—	(19,930)
Hong Kong Dollar	JPHQ	Sell	64,413,452	8,280,000	3/21/24	2,209	(2,761)
Chinese Yuan	BNPP	Sell	12,000,000	1,786,631	4/18/24	55,436	—
Chinese Yuan	CITI	Sell	9,600,000	1,388,728	4/18/24	3,772	—
Chinese Yuan	JPHQ	Sell	36,000,000	5,360,496	4/18/24	166,911	—
Hong Kong Dollar	JPHQ	Sell	41,966,820	5,400,000	5/30/24	—	(1,567)
South Korean Won	BNPP	Sell	1,532,640,000	1,200,000	6/21/24	19,184	—
South Korean Won	BZWS	Buy	171,285,880	132,836	6/21/24	—	(870)
South Korean Won	BZWS	Sell	5,090,765,880	4,000,000	6/21/24	82,677	(4,835)
South Korean Won	CITI	Buy	13,136,320,000	10,400,000	6/21/24	—	(279,178)
South Korean Won	CITI	Sell	1,532,760,000	1,200,000	6/21/24	19,092	—
South Korean Won	JPHQ	Sell	5,151,440,000	4,000,000	6/21/24	37,598	(6,503)
Indian Rupee	BZWS	Sell	16,941,400	200,000	8/01/24	—	(1,200)
Philippine Peso	CITI	Buy	32,274,950	569,957	9/20/24	—	(382)
Philippine Peso	JPHQ	Buy	84,355,050	1,500,000	9/20/24	—	(11,338)
Philippine Peso	JPHQ	Sell	116,630,000	2,000,000	9/20/24	—	(58,237)
Euro	JPHQ	Sell	2,900,000	3,396,074	3/31/25	215,278	—

Total Forward Exchange Contracts						$7,628,648	$(9,263,406)

Net unrealized appreciation (depreciation)							$(1,634,758)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

At May 31, 2023, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Egypt	(1.00)%	Quarterly	6/20/26	365,000	$138,928	$137,787	$1,141
Government of Indonesia	(1.00)%	Quarterly	6/20/28	500,000	(2,370)	(1,139)	(1,231)
Transocean Inc.	(1.00)%	Quarterly	12/20/27	293,000	65,703	91,315	(25,612)
Traded Index
CDX.NA.HY.40	(5.00)%	Quarterly	6/20/28	3,921,000	(41,824)	(3,137)	(38,687)
CDX.NA.HY.40	(5.00)%	Quarterly	6/20/28	2,449,000	(26,123)	(735)	(25,388)
CDX.NA.HY.CDSI	(1.00)%	Quarterly	6/20/28	1,200,000	(13,463)	(12,201)	(1,262)
CDX.NA.HY.CDSI	(5.00)%	Quarterly	6/20/28	400,000	(4,267)	(404)	(3,863)
Contracts to Sell Protection[c,d]
Traded Index
CDX.NA.HY.40	5.00%	Quarterly	6/20/28	1,520,000	16,213	(1,216)	17,429	Non-Investment Grade

Total Centrally Cleared Swap Contracts					$132,797	$210,270	$(77,473)

76	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	27,000	EUR	$(958)	$2,613	$(3,571)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	38,000	EUR	(1,348)	3,597	(4,945)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	70,000	EUR	(2,483)	4,804	(7,287)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	80,000	EUR	(18,428)	7,190	(25,618)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	132,000	EUR	(4,683)	9,541	(14,224)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/24	200,000	EUR	(9,581)	2,700	(12,281)
Air France-KLM	(5.00)%	Quarterly	MSCO	6/20/24	100,000	EUR	(4,790)	1,723	(6,513)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	27,000		(651)	327	(978)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	111,000		(2,675)	1,576	(4,251)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	143,000		(829)	3,146	(3,975)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	286,000		(1,659)	12,627	(14,286)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	178,000		(1,032)	13,396	(14,428)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	18,000		179	556	(377)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	127,000		1,263	5,981	(4,718)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	78,000		776	8,225	(7,449)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/25	72,000		1,744	7,124	(5,380)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/25	288,000		6,977	27,048	(20,071)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/27	144,000		13,457	17,892	(4,435)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	216,000		(5,205)	2,025	(7,230)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	66,000		(1,590)	2,154	(3,744)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	155,000		(3,735)	3,705	(7,440)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	483,000		(11,639)	4,016	(15,655)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/24	41,000		(238)	2,267	(2,505)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/24	189,000		(1,096)	11,472	(12,568)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/24	70,000		696	7,750	(7,054)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/24	339,000		3,371	20,732	(17,361)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	134,000		(3,745)	(1,932)	(1,813)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	62,000		(1,733)	577	(2,310)
Assicurazioni Generali S.p.A.	(1.00)%	Quarterly	BNPP	6/20/28	144,000	EUR	3,730	6,895	(3,165)
Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	216,000		(1,867)	(193)	(1,674)
Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	145,000		(1,254)	—	(1,254)
Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	362,000		(3,130)	160	(3,290)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(2,110)	(1,145)	(965)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(2,110)	(1,105)	(1,005)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/28	145,000		(1,254)	446	(1,700)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/28	217,000		(1,876)	858	(2,734)
BMW AG	(1.00)%	Quarterly	MSCS	6/20/28	579,000	EUR	(9,340)	(6,854)	(2,486)
Boparan Finance PLC	(5.00)%	Quarterly	JPHQ	6/20/24	72,000	EUR	13,928	12,896	1,032
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/27	66,000		12,428	18,507	(6,079)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/27	132,000		24,857	34,654	(9,797)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/27	238,000		44,817	66,547	(21,730)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/27	462,000		86,998	105,264	(18,266)
Ceconomy AG	(1.00)%	Quarterly	MSCO	6/20/23	12,000	EUR	23	3	20
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	28,000	EUR	309	1,294	(985)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	26,000	EUR	287	1,456	(1,169)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	26,000	EUR	287	1,562	(1,275)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	26,000	EUR	287	1,584	(1,297)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	52,000	EUR	573	2,935	(2,362)

franklintempleton.com	Annual Report	77

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Ceconomy AG	(1.00)%	Quarterly	MSCO	6/20/24	75,000	EUR	$4,514	$6,745	$(2,231)
China Construction	(1.00)%	Quarterly	GSCO	6/20/28	217,000		(1,868)	(388)	(1,480)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	216,000		(3,117)	(1,656)	(1,461)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	216,000		(3,117)	(1,655)	(1,462)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/28	289,000		(2,488)	(129)	(2,359)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/28	145,000		(1,248)	(65)	(1,183)
Continental AG	(1.00)%	Quarterly	JPHQ	6/20/28	146,000	EUR	2,335	2,321	14
Continental AG	(1.00)%	Quarterly	MSCS	6/20/28	146,000	EUR	2,335	2,505	(170)
Daimler Truck Holding AG	(1.00)%	Quarterly	BOFA	6/20/28	292,000	EUR	(4,047)	(4,695)	648
Daimler Truck Holding AG	(1.00)%	Quarterly	JPHQ	6/20/28	292,000	EUR	(4,047)	(3,559)	(488)
Daimler Truck Holding AG	(1.00)%	Quarterly	JPHQ	6/20/28	146,000	EUR	(2,024)	(2,385)	361
Daimler Truck Holding AG	(1.00)%	Quarterly	MSCS	6/20/28	146,000	EUR	(2,024)	(2,244)	220
Ford Motor Co.	(5.00)%	Quarterly	CITI	6/20/28	438,000		(37,490)	(29,264)	(8,226)
Ford Motor Co.	(5.00)%	Quarterly	CITI	6/20/28	190,000		(17,258)	(14,081)	(3,177)
Ford Motor Co.	(5.00)%	Quarterly	CITI	6/20/28	102,000		(7,479)	(7,479)	—
Government of Argentina	(5.00)%	Quarterly	BZWS	12/20/26	696,000		482,392	274,333	208,059
Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	195,000		135,153	122,925	12,228
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	253,000		175,352	98,131	77,221
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	842,000		583,583	326,280	257,303
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/27	1,120,000		799,593	626,269	173,324
Government of Argentina	(5.00)%	Quarterly	JPHQ	12/20/26	253,000		175,352	98,039	77,313
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/24	314,000		45,373	20,542	24,831
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/24	610,000		88,146	64,291	23,855
Government of Egypt	(1.00)%	Quarterly	BZWS	12/20/24	713,000		161,790	65,689	96,101
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/26	306,000		115,851	113,730	2,121
Government of Egypt	(1.00)%	Quarterly	CITI	12/20/25	680,000		231,190	162,357	68,833
Government of Egypt	(1.00)%	Quarterly	CITI	12/20/27	680,000		302,473	223,448	79,025
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	132,000		(1,246)	655	(1,901)
Government of Italy	(1.00)%	Quarterly	JPHQ	6/20/24	218,000		(2,058)	504	(2,562)
Government of Japan	(1.00)%	Quarterly	BZWS	6/20/28	2,099,000		(82,389)	(69,909)	(12,480)
Government of Japan	(1.00)%	Quarterly	GSCO	6/20/28	1,158,000		(45,453)	(38,568)	(6,885)
Government of South Africa	(1.00)%	Quarterly	BNPP	6/20/28	3,000,000		269,097	289,369	(20,272)
Government of South Africa	(1.00)%	Quarterly	BZWS	12/20/24	1,220,000		13,994	17,232	(3,238)
Government of South Africa	(1.00)%	Quarterly	GSCO	6/20/24	1,220,000		5,222	10,005	(4,783)
Groupe Casino	(5.00)%	Quarterly	CITI	6/20/23	72,000	EUR	7,312	5,879	1,433
Groupe Casino	(5.00)%	Quarterly	GSCO	6/20/23	15,000	EUR	1,523	897	626
Groupe Casino	(5.00)%	Quarterly	GSCO	6/20/23	29,000	EUR	2,945	1,889	1,056
Groupe Casino	(5.00)%	Quarterly	GSCO	6/20/23	29,000	EUR	2,945	2,313	632
HSBC Holdings PLC	(1.00)%	Quarterly	JPHQ	6/20/28	144,000	EUR	1,426	2,268	(842)
HSBC Holdings PLC	(1.00)%	Quarterly	JPHQ	6/20/28	288,000	EUR	2,852	5,655	(2,803)
Iceland Bondco	(5.00)%	Quarterly	GSCO	6/20/25	36,000	EUR	1,738	4,159	(2,421)
Iceland Bondco	(5.00)%	Quarterly	JPHQ	6/20/25	24,000	EUR	1,159	687	472
Industrial and Commercial Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	580,000		(5,004)	(647)	(4,357)

78	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	218,000	EUR	$(1,881)	$(390)	$(1,491)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	145,000		(1,251)	—	(1,251)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(2,120)	(1,063)	(1,057)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	JPHQ	6/20/28	145,000		(1,251)	637	(1,888)
Intesa Sanpaolo S.p.A.	(1.00)%	Quarterly	MSCS	6/20/28	73,000	EUR	4,895	5,274	(379)
Intesa Sanpaolo S.p.A.	(1.00)%	Quarterly	MSCS	6/20/28	73,000	EUR	4,895	5,294	(399)
Intesa Sanpaolo S.p.A.	(1.00)%	Quarterly	MSCS	6/20/28	146,000	EUR	9,790	10,588	(798)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	6/20/28	187,961,000	JPY	(39,868)	(17,840)	(22,028)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	6/20/28	166,681,000	JPY	(38,838)	(20,307)	(18,531)
Kobe Steel Ltd.	(1.00)%	Quarterly	GSCO	6/20/28	181,198,000	JPY	(8,853)	39,847	(48,700)
Kohl’s Corp.	(1.00)%	Quarterly	JPHQ	12/20/24	171,000		4,773	4,909	(136)
Lanxess AG	(1.00)%	Quarterly	GSCO	6/20/28	868,000	EUR	25,355	20,873	4,482
Lloyds Bank	(1.00)%	Quarterly	CITI	6/20/28	290,000	EUR	5,463	7,969	(2,506)
Marubeni Corp.	(1.00)%	Quarterly	BZWS	6/20/28	70,000,000	JPY	(16,925)	(17,676)	751
MetLife Inc.	(1.00)%	Quarterly	BNPP	6/20/28	313,000		1,679	3,460	(1,781)
MetLife Inc.	(1.00)%	Quarterly	BZWS	6/20/28	336,000		1,802	3,715	(1,913)
MetLife Inc.	(1.00)%	Quarterly	BZWS	6/20/28	438,000		2,349	10,551	(8,202)
Mitsui OSK Lines	(1.00)%	Quarterly	CITI	6/20/28	57,834,000	JPY	(5,426)	(653)	(4,773)
Mitsui OSK Lines	(1.00)%	Quarterly	GSCO	6/20/28	137,356,000	JPY	(12,887)	(2,586)	(10,301)
Next PLC	(1.00)%	Quarterly	CITI	6/20/28	540,000	EUR	8,351	15,769	(7,418)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	CITI	6/20/25	14,608,000	JPY	(198)	2,149	(2,347)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	CITI	6/20/25	18,990,000	JPY	(258)	3,565	(3,823)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	CITI	6/20/28	14,477,000	JPY	4,397	11,789	(7,392)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	JPHQ	6/20/24	14,491,000	JPY	(664)	972	(1,636)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	JPHQ	12/20/24	7,245,000	JPY	(214)	999	(1,213)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	JPHQ	6/20/28	47,050,000	JPY	14,289	39,755	(25,466)
Nippon Steel Corp.	(1.00)%	Quarterly	GSCO	6/20/28	202,942,000	JPY	(45,913)	(19,241)	(26,672)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	12/20/23	43,477,000	JPY	1,927	2,185	(258)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/24	43,477,000	JPY	5,589	7,804	(2,215)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	12/20/24	12,659,000	JPY	3,979	1,486	2,493
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	12/20/23	14,492,000	JPY	642	942	(300)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/24	7,246,000	JPY	931	1,572	(641)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	12/20/24	14,292,000	JPY	4,492	2,764	1,728
Saint-Gobain S.A.	(1.00)%	Quarterly	CITI	6/20/28	853,000	EUR	(10,576)	—	(10,576)
SES S.A.	(1.00)%	Quarterly	JPHQ	6/20/28	173,000	EUR	5,164	9,483	(4,319)
SES S.A.	(1.00)%	Quarterly	JPHQ	6/20/28	190,000	EUR	5,672	10,524	(4,852)
SES S.A.	(1.00)%	Quarterly	JPHQ	6/20/28	190,000	EUR	5,672	10,586	(4,914)
SES S.A.	(1.00)%	Quarterly	JPHQ	6/20/28	253,000	EUR	7,553	13,978	(6,425)
SES S.A.	(1.00)%	Quarterly	MSCS	6/20/28	114,000	EUR	3,403	6,669	(3,266)
SES S.A.	(1.00)%	Quarterly	MSCS	6/20/28	133,000	EUR	3,970	7,485	(3,515)

franklintempleton.com	Annual Report	79

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Simon Property Group LP	(1.00)%	Quarterly	BZWS	6/20/28	688,000	EUR	$744	$10,604	$(9,860)
Societe Generale SA	(1.00)%	Quarterly	BZWS	12/20/23	700,000	EUR	(3,428)	1,800	(5,228)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/28	18,000,000	JPY	8,906	13,580	(4,674)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/28	29,008,000	JPY	14,352	19,440	(5,088)
Softbank Group Corp.	(1.00)%	Quarterly	GSCO	6/20/28	62,367,000	JPY	30,857	40,232	(9,375)
Softbank Group Corp.	(1.00)%	Quarterly	JPHQ	6/20/28	24,000,000	JPY	11,874	14,004	(2,130)
Stellantis NV	(5.00)%	Quarterly	BZWS	6/20/28	434,000	EUR	(71,360)	(71,819)	459
Stellantis NV	(5.00)%	Quarterly	MSCS	6/20/28	145,000	EUR	(23,842)	(24,556)	714
Stena AB	(5.00)%	Quarterly	BZWS	6/20/24	71,000	EUR	(3,152)	(1,133)	(2,019)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	15,000	EUR	(666)	83	(749)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	22,000	EUR	(977)	121	(1,098)
Stena AB	(5.00)%	Quarterly	GSCO	12/20/24	273,000	EUR	(14,203)	(8,815)	(5,388)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/27	14,000	EUR	(652)	(24)	(628)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	29,000	EUR	(1,350)	248	(1,598)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	29,000	EUR	(1,350)	297	(1,647)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	28,000	EUR	(1,304)	557	(1,861)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	142,000	EUR	(6,612)	749	(7,361)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	157,000	EUR	(7,311)	1,073	(8,384)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	71,000	EUR	(3,306)	3,960	(7,266)
TDC A/S	(1.00)%	Quarterly	BNPP	6/20/27	212,000	EUR	(2,105)	9,810	(11,915)
Telecom Italia	(1.00)%	Quarterly	GSCO	6/20/28	43,000	EUR	5,551	4,595	956
Telecom Italia	(1.00)%	Quarterly	GSCO	6/20/28	43,000	EUR	5,551	4,634	917
Telecom Italia	(1.00)%	Quarterly	GSCO	6/20/28	72,000	EUR	9,295	7,759	1,536
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	6/20/28	261,000		(8,809)	(5,073)	(3,736)
U.S. Steel Corp.	(5.00)%	Quarterly	GSCO	6/20/28	62,000		(2,093)	(1,813)	(280)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	6/20/28	314,000		(10,598)	(6,103)	(4,495)
Unibail-Rodamco-Westfield	(1.00)%	Quarterly	JPHQ	6/20/28	724,000	EUR	52,625	44,361	8,264
UniCredit SpA	(1.00)%	Quarterly	JPHQ	6/20/28	369,000	EUR	22,850	31,750	(8,900)
Volkswagen AG	(1.00)%	Quarterly	BNPP	6/20/28	73,000	EUR	1,043	1,157	(114)
Volkswagen AG	(1.00)%	Quarterly	BNPP	6/20/28	290,000	EUR	4,145	5,009	(864)
Traded Index
CDX.NA.HY.40	(5.00)%	Quarterly	JPHQ	6/20/28	1,682,000		(34,995)	(21,866)	(13,129)
iTraxx Crossover	(5.00)%	Quarterly	JPHQ	6/20/28	400,000	EUR	(15,630)	(11,654)	(3,976)
Contracts to Sell Protection[c,d]
Single Name
Calpine Corp.	5.00%	Quarterly	JPHQ	12/20/27	12,000		539	(104)	643	BB-
Calpine Corp.	5.00%	Quarterly	JPHQ	12/20/27	240,000		10,786	820	9,966	BB-

Total OTC Swap Contracts							$3,424,520	$3,048,509	$376,011

Total Credit Default Swap Contracts							$3,557,317	$3,258,779	$298,538

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

80	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

At May 31, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 1.82% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	60,000,000	CNY	$(8,882)
Receive Fixed 1.91% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	29,000,000	CNY	614
Receive Fixed 1.91% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	46,000,000	CNY	1,352
Receive Fixed 1.96% Pay Floating CNRR007 Index	Quarterly	6/15/23	54,000,000	CNY	(5,330)
Receive Fixed 2.06% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	29,200,000	CNY	(1,075)
Receive Fixed 2.06% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	46,000,000	CNY	(866)
Receive Fixed 2.11% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	50,000,000	CNY	(2,221)
Receive Fixed 2.19% Pay Floating CNRR007 Index	Quarterly	6/15/23	88,000,000	CNY	(1,566)
Receive Fixed 2.20% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	31,000,000	CNY	(359)
Receive Floating rate China 7-Day Repo Pay Fixed rate 2.19%	Quarterly	6/15/23	38,220,000	CNY	11,620
Receive Fixed 2.15% Pay Floating rate China 7-Day Repo	Quarterly	6/21/23	48,000,000	CNY	(1,870)
Receive Fixed 3.11% Pay Floating rate Euro STR	Annually	6/21/23	40,000,000	EUR	(2,586)
Receive Floating rate Euro STR Pay Fixed rate 3.14%	Annually	6/21/23	40,000,000	EUR	917
Receive Floating AONIA Pay Fixed rate 3.86%	Annually	7/05/23	147,690,000	AUD	3,244
Receive Floating AONIA Pay Fixed rate 3.87%	Annually	7/05/23	200,000,000	AUD	3,548
Receive Floating AONIA Pay Fixed rate 3.91%	Annually	8/02/23	294,000,000	AUD	14,197
Receive Fixed 3.71% Pay Floating 3-Month-KDR	Quarterly	9/15/23	7,873,140,000	KRW	(698)
Receive Federal Funds Rate Pay Fixed rate 5.00%	Annually	9/20/23	20,250,000		9,103
Receive Federal Funds Rate Pay Fixed rate 5.04%	Annually	9/20/23	20,250,000		7,956
Receive Federal Funds Rate Pay Fixed rate 5.06%	Annually	9/20/23	20,250,000		7,336
Receive Fixed 4.16% Pay Floating 3-Month-KDR	Quarterly	10/26/23	8,210,000,000	KRW	12,098
Receive Floating 3-Month-KDR Pay Fixed rate 3.84%	Quarterly	10/26/23	8,210,000,000	KRW	(4,459)
Receive Fixed 2.96% Pay Floating rate 3-Month-BKBM	Quarterly	12/21/23	10,802,700	NZD	36,610
Receive Fixed 3.88% Pay Floating 3-Month-KDR	Quarterly	12/21/23	5,980,000,000	KRW	1,685
Receive Fixed 3.76% Pay Floating rate Overnight SIBCSORA	Semi-Annually	2/15/24	8,274,800	SGD	8,226
Receive Fixed 3.94% Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/13/24	2,900,000	SGD	8,428
Receive Floating rate Overnight SOFR Pay Fixed rate 5.60%	Annually	3/13/24	2,080,000		(8,868)

franklintempleton.com	Annual Report	81

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 2.31% Pay Floating rate China 7-Day Repo	Quarterly	3/15/24	14,200,000	CNY	$4,721
Receive Fixed 3.65% Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/15/24	2,800,000	SGD	2,280
Receive Fixed 3.66% Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/15/24	3,000,000	SGD	2,660
Receive Fixed 5.90% Pay Floating MIBOR	Annually	3/15/24	117,000,000	INR	—
Receive Fixed 6.58% Pay Floating MIBOR	Annually	3/15/24	19,500,000	INR	—
Receive Fixed 6.93% Pay Floating MIBOR	Annually	3/15/24	271,800,000	INR	5,332
Receive Fixed 6.93% Pay Floating MIBOR	Annually	3/15/24	265,760,000	INR	5,183
Receive Fixed 6.96% Pay Floating MIBOR	Annually	3/15/24	264,250,000	INR	5,795
Receive Fixed 7.08% Pay Floating MIBOR	Annually	3/15/24	528,500,000	INR	16,076
Receive Fixed 7.36% Pay Floating MIBOR	Annually	3/15/24	624,000,000	INR	47,758
Receive Floating MIBOR Pay Fixed rate 6.58%	Annually	3/15/24	364,000,000	INR	3,976
Receive Floating rate Overnight SOFR Pay Fixed rate 4.97%	Annually	3/15/24	4,120,000		7,803
Receive Fixed 3.43% Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/17/24	4,200,000	SGD	(3,126)
Receive Floating rate Overnight SOFR Pay Fixed rate 4.69%	Annually	3/17/24	3,060,000		14,036
Receive Fixed 3.18% Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/20/24	4,140,000	SGD	(10,485)
Receive Floating rate Overnight SOFR Pay Fixed rate 4.38%	Annually	3/20/24	3,084,000		23,478
Receive Fixed 2.30% Pay Floating rate China 7-Day Repo	Quarterly	3/21/24	7,200,000	CNY	(4)
Receive Fixed 2.36% Pay Floating rate China 7-Day Repo	Quarterly	3/21/24	36,000,000	CNY	12,157
Receive Floating rate Overnight SOFR Pay Fixed rate 4.19%	Annually	3/21/24	5,250,000		37,029
Receive Floating rate Overnight SOFR Pay Fixed rate 5.04%	Annually	3/21/24	1,050,000		(325)
Receive Fixed 3.12% Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/22/24	4,110,000	SGD	(12,048)
Receive Floating rate Overnight SOFR Pay Fixed rate 4.13%	Annually	3/22/24	3,075,000		30,917
Receive Fixed 5.50% Pay Floating MIBOR	Semi-Annually	4/11/24	142,800,000	INR	7,785
Receive Floating MIBOR Pay Fixed rate 6.51%	Semi-Annually	4/11/24	391,680,000	INR	677
Receive Fixed 2.00% Pay Floating rate China 7-Day Repo	Quarterly	4/18/24	48,000,000	CNY	—
Receive Floating rate Overnight SOFR Pay Fixed rate 4.79%	Annually	4/18/24	6,960,000		15,119
Receive Floating rate Overnight SOFR Pay Fixed rate 5.12%	Annually	4/18/24	1,392,000		(590)
Receive Fixed 6.69% Pay Floating MIBOR	Annually	6/21/24	804,000,000	INR	14,090

82	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 6.70% Pay Floating MIBOR	Annually	6/21/24	393,000,000	INR	$6,975
Receive Fixed 6.71% Pay Floating MIBOR	Annually	6/21/24	810,000,000	INR	15,652
Receive Floating 3-Month-KDR Pay Fixed rate 3.51%	Quarterly	8/25/24	9,452,000,000	KRW	3,531
Receive Floating 3-Month-KDR Pay Fixed rate 3.82%	Quarterly	9/20/24	8,808,800,000	KRW	(9,957)
Receive Fixed 9.47% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/22/24	82,400,000	MXN	(65,150)
Receive Fixed 7.74% Pay Floating rate 3-Month-JIBAR	Quarterly	10/25/24	49,768,689	ZAR	38,223
Receive Fixed 2.91% Pay Floating rate Overnight SIBCSORA	Semi-Annually	12/20/24	7,650,000	SGD	(15,210)
Receive Fixed 3.32% Pay Floating rate Overnight SIBCSORA	Semi-Annually	12/20/24	4,236,000	SGD	3,934
Receive Fixed 3.79% Pay Floating rate Overnight SIBCSORA	Semi-Annually	12/20/24	8,607,000	SGD	25,985
Receive Fixed 3.85% Pay Floating rate Overnight SIBCSORA	Semi-Annually	12/20/24	4,348,800	SGD	14,300
Receive Floating rate Overnight SOFR Pay Fixed rate 3.78%	Annually	12/20/24	3,507,500		457
Receive Floating rate Overnight SOFR Pay Fixed rate 3.97%	Annually	12/20/24	3,294,000		4,211
Receive Fixed 8.44% Pay Floating BRLCDI	Annually	1/02/25	12,000,000	BRL	(193,568)
Receive Fixed 2.69% Pay Floating rate China 7-Day Repo	Quarterly	3/20/25	14,200,000	CNY	9,063
Receive Fixed 2.29% Pay Floating rate China 7-Day Repo	Quarterly	6/19/25	33,300,000	CNY	—
Receive Floating rate Overnight SOFR Pay Fixed rate 3.39%	Annually	6/20/25	3,291,800		683
Receive Fixed 3.59% Pay Floating 3-Month-KLIBOR	Quarterly	6/21/25	4,600,000	MYR	2,414
Receive Floating 3-Month-KLIBOR Pay Fixed rate 3.57%	Quarterly	6/21/25	3,220,000	MYR	1,394
Receive Floating MIBOR Pay Fixed rate 6.29%	Semi-Annually	6/21/25	284,100,000	INR	(7,366)
Receive Floating MIBOR Pay Fixed rate 6.29%	Semi-Annually	6/21/25	489,000,000	INR	(12,463)
Receive Floating MIBOR Pay Fixed rate 6.30%	Semi-Annually	6/21/25	405,000,000	INR	(11,310)
Receive Floating rate Overnight SOFR Pay Fixed rate 4.04%	Annually	6/30/25	12,748,000		9,179
Receive Fixed 3.48% Pay Floating rate 3-Month-HIBOR	Quarterly	7/20/25	18,439,143	HKD	28,348
Receive Fixed 3.51% Pay Floating rate 3-Month-HIBOR	Quarterly	7/20/25	8,112,513	HKD	11,840
Receive Fixed 3.53% Pay Floating rate 3-Month-HIBOR	Quarterly	7/20/25	20,585,501	HKD	29,143
Receive Fixed 3.73% Pay Floating rate Overnight SOFR	Annually	7/20/25	2,538,945		(19,815)
Receive Fixed 3.77% Pay Floating rate Overnight SOFR	Annually	7/20/25	2,638,018		(18,618)
Receive Fixed 3.78% Pay Floating rate Overnight SOFR	Annually	7/20/25	1,033,037		(7,037)

franklintempleton.com	Annual Report	83

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 5.91% Pay Floating rate 6-Month-CZEONIA	Annually	7/20/25	222,789,596	CZK	$39,116
Receive Fixed 6.30% Pay Floating rate 3-Month-JIBAR	Quarterly	7/31/25	53,795,745	ZAR	(132,748)
Receive Fixed 2.53% Pay Floating rate China 7-Day Repo	Quarterly	9/20/25	26,850,000	CNY	22,559
Receive Floating rate Overnight SIBCSORA Pay Fixed rate 3.22%	Semi-Annually	9/20/25	4,260,000	SGD	(8,357)
Receive Floating rate THOR Pay Fixed rate 2.10%	Quarterly	9/20/25	312,900,000	THB	6,157
Receive Fixed 7.57% Pay Floating rate 3-Month-JIBAR	Quarterly	11/04/25	39,000,000	ZAR	(50,540)
Receive Floating rate Overnight SOFR Pay Fixed rate 2.95%	Annually	12/18/25	3,385,500		123
Receive Fixed 1.31% Pay Floating 3-Month-KDR	Quarterly	12/20/25	1,440,000,000	KRW	2,838
Receive Fixed 1.35% Pay Floating 3-Month-KDR	Quarterly	12/20/25	1,410,000,000	KRW	2,787
Receive Fixed 3.31% Pay Floating 3-Month-KDR	Quarterly	12/20/25	15,136,000,000	KRW	(3,752)
Receive Floating 3-Month-KDR Pay Fixed rate 4.14%	Quarterly	12/20/25	9,564,000,000	KRW	(112,445)
Receive Fixed 4.06% Pay Floating 3-Month-KDR	Quarterly	6/11/26	1,287,000,000	KRW	15,737
Receive Floating 3-Month-KDR Pay Fixed rate 1.79%	Quarterly	6/11/26	1,122,000,000	KRW	(2,366)
Receive Floating 3-Month-KDR Pay Fixed rate 3.25%	Quarterly	6/11/26	3,520,000,000	KRW	(2,617)
Receive Floating 3-Month-BBSW Pay Fixed rate 3.45%	Quarterly	6/18/26	5,100,000	AUD	74
Receive Floating 3-Month-BBSW Pay Fixed rate 3.55%	Quarterly	6/18/26	10,200,000	AUD	(6,887)
Receive Fixed 3.36% Pay Floating 3-Month-KDR	Quarterly	6/21/26	1,840,000,000	KRW	(388)
Receive Fixed 4.02% Pay Floating 3-Month-KDR	Quarterly	9/27/26	1,830,000,000	KRW	16,089
Receive Fixed 2.73% Pay Floating rate Overnight SOFR	Annually	12/18/26	2,760,000		(14,527)
Receive Fixed 3.10% Pay Floating rate Overnight SOFR	Annually	12/18/26	552,000		1,161
Receive Fixed 11.07% Pay Floating BRLCDI	Annually	1/04/27	9,430,255	BRL	(7,158)
Receive Fixed 12.72% Pay Floating BRLCDI	Annually	1/04/27	10,721,816	BRL	85,430
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	52,921
Receive Fixed 13.41% Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	110,158
Receive Fixed 13.47% Pay Floating BRLCDI	Annually	1/04/27	4,395,970	BRL	84,881
Receive Fixed 13.51% Pay Floating BRLCDI	Annually	1/04/27	8,748,347	BRL	171,493
Receive Fixed 8.78% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/19/27	72,800,000	MXN	(23,111)
Receive Fixed 3.89% Pay Floating 3-Month-KDR	Quarterly	12/17/27	9,677,500,000	KRW	98,006

84	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-Month-KDR Pay Fixed rate 1.33%	Quarterly	12/17/27	1,428,000,000	KRW	$(2,955)
Receive Floating 3-Month-KDR Pay Fixed rate 1.37%	Quarterly	12/17/27	1,428,000,000	KRW	(2,958)
Receive Floating 3-Month-KDR Pay Fixed rate 3.04%	Quarterly	12/17/27	15,452,400,000	KRW	22,815
Receive Floating 3-Month-KDR Pay Fixed rate 3.28%	Quarterly	12/17/27	2,222,720,000	KRW	(4,270)
Receive Floating 3-Month-KDR Pay Fixed rate 3.32%	Quarterly	12/17/27	2,265,000,000	KRW	(5,254)
Receive Fixed 3.04% Pay Floating 3-Month-KDR	Quarterly	6/21/28	3,480,000,000	KRW	(30,247)
Receive Fixed 3.46% Pay Floating rate Overnight SIBCSORA	Semi-Annually	6/21/28	906,000	SGD	11,809
Receive Fixed 3.54% Pay Floating rate Overnight SIBCSORA	Semi-Annually	6/21/28	906,000	SGD	13,390
Receive Floating 3-Month-KLIBOR Pay Fixed rate 3.58%	Quarterly	6/21/28	7,680,000	MYR	6,785
Receive Floating 3-Month-KLIBOR Pay Fixed rate 3.62%	Quarterly	6/21/28	1,344,000	MYR	(1,837)
Receive Floating 3-Month-KLIBOR Pay Fixed rate 3.67%	Quarterly	6/21/28	1,920,000	MYR	(3,491)
Floating rate 6-Month-CZEONIA Pay Fixed rate 4.79%	Annually	7/20/28	24,042,607	CZK	9,450
Floating rate 6-Month-CZEONIA Pay Fixed rate 4.85%	Annually	7/20/28	2,871,608	CZK	1,504
Receive Fixed 3.01% Pay Floating 3-Month-KDR	Quarterly	7/20/28	3,103,190,226	KRW	(29,110)
Receive Fixed 4.79% Pay Floating rate 6-Month-CZEONIA	Annually	7/20/28	25,004,311	CZK	9,918
Receive Fixed 2.55% Pay Floating rate China 7-Day Repo	Quarterly	9/20/28	14,100,000	CNY	2,568
Receive Fixed 3.05% Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/20/28	3,570,000	SGD	20,120
Receive Floating 3-Month-KLIBOR Pay Fixed rate 3.49%	Quarterly	9/20/28	5,400,000	MYR	(913)
Receive Floating MIBOR Pay Fixed rate 6.01%	Annually	9/20/28	458,760,000	INR	(3,737)
Receive Floating rate China 7-Day Repo Pay Fixed rate 2.81%	Quarterly	9/20/28	11,250,000	CNY	(17,912)
Receive Floating rate THOR Pay Fixed rate 2.30%	Quarterly	9/20/28	258,600,000	THB	(43,127)
Receive Floating 3-Month-KDR Pay Fixed rate 3.81%	Quarterly	9/28/28	1,860,500,000	KRW	(11,966)
Receive Fixed 3.80% Pay Floating 3-Month-KDR	Quarterly	12/16/28	3,046,000,000	KRW	25,354
Receive Fixed 3.85% Pay Floating 3-Month-KDR	Quarterly	12/16/28	2,537,600,000	KRW	22,919
Receive Floating 3-Month-KDR Pay Fixed rate 2.91%	Quarterly	12/16/28	5,583,600,000	KRW	19,184
Receive Fixed 8.47% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	37,000,000	MXN	17,823
Receive Fixed 8.72% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	21,700,000	MXN	30,694
Receive Floating rate Overnight SIBCSORA Pay Fixed rate 2.72%	Semi-Annually	12/15/32	1,067,500	SGD	2,284

franklintempleton.com	Annual Report	85

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating rate Overnight SIBCSORA Pay Fixed rate 2.84%	Semi-Annually	12/15/32	1,067,500	SGD	$(239)
Receive Fixed 4.27% Pay Floating rate 3-Month-BKBM	Semi-Annually	5/26/33	684,000	NZD	1,418
Receive Fixed 3.33% Pay Floating rate Overnight SOFR	Annually	6/21/33	5,160,000		26,740
Receive Fixed rate 4.18% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	1,710,000	AUD	(9,527)
Receive Fixed rate 4.36% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	1,200,000	AUD	(1,461)
Receive Fixed rate 4.40% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	2,190,000	AUD	(9,390)
Receive Fixed rate 4.40% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	2,219,200	AUD	(342)
Receive Fixed rate 4.44% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	820,000	AUD	696
Receive Fixed rate 4.51% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	814,800	AUD	2,037
Receive Floating 3-Month-KDR Pay Fixed rate 3.06%	Quarterly	6/21/33	1,800,000,000	KRW	22,338
Receive Floating 6-Month-BBSW Pay Fixed rate 4.52%	Semi-Annually	6/21/33	3,750,000	AUD	(10,519)
Receive Floating 6-Month-BBSW Pay Fixed rate 4.53%	Semi-Annually	6/21/33	3,630,000	AUD	(10,405)
Receive Floating Overnight MUTSCALM Pay Fixed rate 0.87%	Annually	6/21/33	70,600,000	JPY	(11,151)
Receive Floating Overnight MUTSCALM Pay Fixed rate 0.87%	Annually	6/21/33	42,000,000	JPY	(6,575)
Receive Floating Overnight MUTSCALM Pay Fixed rate 0.89%	Annually	6/21/33	66,800,000	JPY	(11,630)
Receive Floating Overnight MUTSCALM Pay Fixed rate 0.89%	Annually	6/21/33	70,800,000	JPY	(12,177)
Receive Floating Overnight MUTSCALM Pay Fixed rate 0.92%	Annually	6/21/33	68,600,000	JPY	(13,387)
Receive Floating Overnight MUTSCALM Pay Fixed rate 0.92%	Annually	6/21/33	42,000,000	JPY	(8,285)
Receive Fixed 8.17% Pay Floating Banxico Mexico 1 Month Rate	Monthly	7/07/33	26,200,000	MXN	(10,332)
Receive Fixed 8.37% Pay Floating Overnight COLIBOR	Quarterly	7/19/33	3,272,380,144	COP	9,373
Receive Fixed 4.54% Pay Floating rate 6-Month-CZEONIA	Semi-Annually	7/20/33	52,000,000	CZK	(48,169)
Receive Floating Overnight MUTSCALM Pay Fixed rate 0.61%	Annually	9/20/33	245,344,000	JPY	10,392
Receive Floating rate Overnight SIBCSORA Pay Fixed rate 3.03%	Semi-Annually	9/20/33	960,000	SGD	(9,472)
Receive Floating rate THOR Pay Fixed rate 2.70%	Quarterly	9/20/33	68,520,000	THB	31,205
Receive Floating rate Overnight SOFR Pay Fixed rate 2.96%	Annually	12/18/34	660,000		10,195
Receive Floating rate Overnight SOFR Pay Fixed rate 3.27%	Annually	12/18/34	132,000		(1,323)
Receive Fixed 3.26% Pay Floating rate Overnight SOFR	Annually	6/15/43	726,000		(2,662)
Receive Fixed 3.28% Pay Floating rate Overnight SOFR	Annually	6/15/43	720,000		(1,593)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.31% Pay Floating rate Overnight SOFR	Annually	6/15/43	1,080,000	THB	$(558)
Receive Fixed 3.41% Pay Floating rate Overnight SOFR	Annually	6/15/43	505,200		2,891
Receive Floating rate Overnight SIBCSORA Pay Fixed rate 2.54%	Semi-Annually	6/15/43	750,000	SGD	3,116
Receive Floating rate Overnight SIBCSORA Pay Fixed rate 2.57%	Semi-Annually	6/15/43	750,000	SGD	2,030
Receive Floating rate Overnight SIBCSORA Pay Fixed rate 2.64%	Semi-Annually	6/15/43	1,140,000	SGD	(770)
Receive Floating rate Overnight SIBCSORA Pay Fixed rate 2.76%	Semi-Annually	6/15/43	528,000	SGD	(3,416)

Total Interest Rate Swap Contracts					$505,808

*In U.S. dollars unless otherwise indicated.

At May 31, 2023, the Fund had the following total return swap contracts outstanding. See Note 1(d).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts – Long[a]
1+1 AG	1-Month EURIBOR + 0.25%	Monthly	JPHQ	1/30/24	186,637	EUR	$(32,513)
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	253,046	GBP	119,781
4imprint Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/24	22,302	GBP	40
7C Solarparken AG	Euro STR + 0.35%	Monthly	JPHQ	11/06/23	85,476	EUR	(7,761)
A.P. Moller – Maersk	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	717,998	DKK	(22,413)
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	252,095	EUR	20,680
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,829,438	SEK	(11,581)
Acciona SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	180,631	EUR	(29,421)
Activision Blizzard Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	1/26/24	433,080		(1,798)
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/23	1,828,386	SEK	60,534
ADvTECH Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	1,527,653	ZAR	2,024
Aedas Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/01/24	61,391	EUR	648
African Rainbow Minerals Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/30/23	1,144,154	ZAR	(8,053)
Ageas	Euro STR + 0.35%	Monthly	JPHQ	5/01/24	137,219	EUR	(5,471)
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	38,287	GBP	13,083
Air France-KLM	1-Day EONIA + 0.30%	Monthly	MSCS	10/02/23	334,925	EUR	50,707
Airtel Africa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	143,423	GBP	(2,046)
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	3,685,507	NOK	(15,890)
Albertsons Cos. Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	1/30/24	202,786		(899)
Amadeus Fire AG	Euro STR + 0.35%	Monthly	JPHQ	1/31/24	125,873	EUR	(8,614)
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,526,299	SEK	(4,227)
AMC Entertainment Holdings Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	1/30/24	32,076		(134)
Amyris	1-Day FEDEF + 0.70%	Monthly	BOFA	2/01/24	223,893		19,865
Anadolu Efes	1-Day FEDEF + 1.25%	Monthly	MSCS	1/22/24	63,208	SEK	(9,882)
Anadolu Grubu	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	169,427		(22,393)
Andritz AG	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	293,612	EUR	(29,990)
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/30/23	151,442	GBP	(8,921)
Arcelormittal SA	Euro STR + 0.25%	Monthly	JPHQ	2/28/24	259,562	EUR	(50,801)
Arctic	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	74,981		7,572

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Arise AB	1-Day SABOR + 0.70%	Monthly	SEBA	8/03/23	1,398,640	SEK	$(17,534)
Ariston Holding NV	Euro STR + 0.35%	Monthly	JPHQ	11/29/23	46,391	EUR	2,115
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	3,724,889	SEK	(22,237)
Arkema SA	1-Day EONIA + 0.30%	Monthly	MSCS	5/08/24	172,250	EUR	(11,770)
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/24	238,325	CHF	(21,094)
ASBIS Kypros Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	7/12/23	96,239		17,951
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	52,120	EUR	(2,500)
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	99,972	CHF	7,459
ASML Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	168,341	EUR	43,094
ASR Nederland NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	48,621	EUR	(286)
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	271,185		39,817
Astral Foods Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	4,663,270	ZAR	(42,413)
Atea ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	3/18/24	1,362,725	NOK	22,194
Atos	1-Day EONIA + 0.30%	Monthly	MSCS	3/25/24	161,253	EUR	19,693
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	73,884	EUR	14,283
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/24	1,904,978	SEK	13,481
Audax Renovables SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/24/24	105,275	EUR	599
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/23	803,259	NOK	(1,723)
Awilco LNG ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/29/24	420,067	NOK	(527)
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	193,671	EUR	22,241
Azimut Holding SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	79,252	EUR	(15,700)
B2Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,446,684	NOK	(787)
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/23	267,437	GBP	28,218
Banca de Sabadell SA	1-Day EONIA + 0.35%	Monthly	MSCS	10/10/23	126,261	EUR	(12,482)
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	380,472	EUR	6,339
Banco Bilbao Vizcaya Argentaria SA	1-Day EONIA + 0.35%	Monthly	MSCS	9/29/23	209,569	EUR	5,514
Bank Handlowy w Warszawie SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/14/23	81,773		19,358
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/23	219,573	GBP	130,345
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/23	159,124	GBP	531
Barclays PLC	1-Day FEDEF + 0.70%	Monthly	BOFA	5/03/24	1,428,463		27,551
Barco	Euro STR + 0.35%	Monthly	JPHQ	10/09/23	280,657	EUR	192
Basilea Pharmaceutica AG	Euro STR + 6.75%	Monthly	JPHQ	5/08/24	223,599	CHF	(482)
Bayerische Motoren Werke AG	Euro STR + 0.35%	Monthly	JPHQ	7/03/23	246,998	EUR	(3,460)
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,519,547	SEK	(25,355)
BE Semiconductor Industries NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	104,048	EUR	142
Bell Food Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	223,850	CHF	8,010
Bellway PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/04/24	144,117	GBP	(2,257)
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	246,173	EUR	62,172
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/23	4,806,263	SEK	29,749
BIC	1-Day EONIA + 0.30%	Monthly	MSCS	4/17/24	173,882	EUR	(4,051)
Bidvest Group Ltd.	1-Day SABOR + 0.35%	Monthly	MSCS	7/17/23	4,858,492	ZAR	(8,028)
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/23	198,140	EUR	(1,066)
Bilia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,913,436	SEK	(31,936)
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,889,818	SEK	19,366
BioMarin Pharmaceutical Inc.	SOFR + 0.35%	Monthly	GSCO	2/23/24	243,258		(1,165)
Biotage AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,669,837	SEK	16,401
Bloomin’ Brands Inc.	SOFR + 3.50%	Monthly	GSCO	5/03/24	3,104,100		24,338
Bloomsbury Publishing PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	97,986	GBP	(4,423)
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	190,309	EUR	13,815
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/18/23	136,923		16,737
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/23	512,973	NOK	10,683
BPER Banca SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/23	238,684	EUR	27,256
Bravida Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/23	3,545,769	SEK	(28,711)
Breedon Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	135,962	GBP	5,630

88	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Brunel International NV	1-Week STIBOR + 0.28%	Monthly	JPHQ	7/17/23	103,078	EUR	$8,469
Burberry Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	170,031	GBP	(30,300)
Burckhardt	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	204,423	CHF	10,906
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	85,074	GBP	660
Cairo Communication SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	103,988	EUR	(5,630)
CapMan OYJ	Euro STR + 0.28%	Monthly	SEBA	7/17/23	73,262	EUR	(6,112)
Card Factory PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	115,522	GBP	21,513
Cargotec OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/23	412,421	EUR	43,714
Carlsberg Group	1-Week CIBOR + 0.28%	Monthly	SEBA	9/12/23	2,396,339	DKK	(8,766)
Carnival Corp.	SOFR + 3.50%	Monthly	GSCO	3/29/24	970,803		(13,668)
Catena Media PLC	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,911,882	SEK	(56,133)
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	122,536	EUR	8,763
Central Asia Metals PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/25/23	111,777	GBP	(25,925)
CentralNic Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	211,800	GBP	(26,760)
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	367,688	GBP	99,358
Cerillion	1-Day SONIA + 0.35%	Monthly	MSCS	11/29/23	59,470	GBP	11,239
Chart Industries Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	3/27/24	1,688,318		(2,614)
Chemometec	1-Week CIBOR + 0.28%	Monthly	SEBA	11/15/23	1,467,688	DKK	50,427
Chemring Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/22/23	177,878	GBP	(26,958)
China Jushi Co. Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	9/28/23	735,362		(64,201)
Cinemark Holdings Inc.	SOFR + 3.50%	Monthly	GSCO	5/04/24	1,197,852		(19,525)
Citycon OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/23	155,077	EUR	(6,756)
Clariant International AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/24	97,032	CHF	(1,703)
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/24	189,449	GBP	(12,790)
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	4,046,028	SEK	(10,754)
CLIQ Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	176,977	EUR	(7,762)
Cloetta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	3,316,466	SEK	(32,374)
CNX Resources Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	5/31/24	200,096		754
Coca-Cola Europacific Partners PLC	1-Day SONIA + 0.30%	Monthly	JPHQ	10/11/23	203,161	EUR	21,725
COFACE	1-Day EONIA + 0.30%	Monthly	MSCS	7/14/23	339,473	EUR	44,325
Coltene Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	40,297	CHF	(3,726)
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/23	195,149	EUR	(6,720)
Compagnie des Alpes	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	164,038	EUR	(1,599)
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	231,781	EUR	22,855
Coor Service Management Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	3,339,856	SEK	(68,467)
Crest Nicholson Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	106,559	GBP	2,476
CRH PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	124,909	GBP	25,953
CRH PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	5/24/24	342,616	EUR	(7,719)
CropEnergies AG	Euro STR + 0.35%	Monthly	JPHQ	10/18/23	227,307	EUR	(65,630)
CVS Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/30/23	192,277	GBP	20,274
Dampskibsselskabet Norden A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	741,379	DKK	(18,168)
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	293,630	EUR	2,230
Darktrace PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/23	151,855	GBP	13,553
DCP Midstream Partners LP	1-Day FEDEF + 1.00%	Monthly	MSCO	9/21/23	3,179,554		(46,274)
Dechra Pharmaceuticals PLC	1-Day SONIA + 0.65%	Monthly	MSCS	4/24/24	427,051	GBP	(8,128)
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/24	241,764	SEK	(1,389)
Derichebourg SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	317,388	EUR	(36,370)
Dermapharm Holding SE	Euro STR + 0.35%	Monthly	JPHQ	3/18/24	20,674	EUR	2,762
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	341,928	EUR	(10,211)
Deutsche Lufthansa AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/23	241,487	EUR	16,204
DISH Network Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/24/24	88,555		3,068

franklintempleton.com	Annual Report	89

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
DNO ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/14/23	3,636,919	NOK	$(42,173)
Dogus Otomotiv	1-Day FEDEF + 1.25%	Monthly	MSCS	1/22/24	12,941		970
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	302,104	GBP	(56,508)
DS Smith PLC	1-Day SONIA + 0.35%	Monthly	MSCS	3/25/24	303,898	GBP	(13,514)
Duerr AG	Euro STR + 0.35%	Monthly	JPHQ	2/15/24	511,749	EUR	(107,351)
Dufry AG	Euro STR + 0.35%	Monthly	JPHQ	8/16/23	209,493	CHF	10,738
Dunelm Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/03/24	287,771	GBP	(11,946)
E.ON SE	1-Day EONIA + 0.40%	Monthly	MSCS	1/25/24	869,430	EUR	(59,108)
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	44,099	EUR	(1,339)
Edenred	1-Day EONIA + 0.30%	Monthly	MSCS	10/02/23	200,545	EUR	35,580
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	278,647	CHF	4,813
Eiffage SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	149,463	EUR	12,919
Electrolux Professional AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/24	1,420,799	SEK	(10,698)
Elekta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/03/23	3,070,556	SEK	(25,922)
Elis SA	1-Day EONIA + 0.30%	Monthly	MSCS	2/26/24	72,090	EUR	(4,583)
Elkem ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/13/23	5,960,073	NOK	(120,161)
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/23	236,957	EUR	(8,000)
Emis Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	3/22/24	469,426	GBP	(155,337)
Enad Global 7 AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	1,695,154	SEK	3,821
Encore Capital Group Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	3/02/24	632,476		(2,378)
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	288,579		(46,606)
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/18/23	90,194		3,742
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	1/26/24	43,753		(1,951)
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	2/14/24	173,089		(6,048)
Engie SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/23	264,160	EUR	2,481
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/23	2,633,354	EUR	(144,891)
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	186,240	GBP	(58,065)
Entain PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/24	477,072	GBP	(30,384)
Envestnet Inc.	SOFR + 3.50%	Monthly	GSCO	5/03/24	747,372		1,948
Equinor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	3,220,450	NOK	(17,406)
Eramet	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	241,654	EUR	(39,557)
Ercros SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	143,677	EUR	(23,954)
Ergomed PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	140,493	GBP	963
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,705,715	SEK	(8,410)
Etsy Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/24/24	23,829		—
Etsy Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/24/24	567,939		(268)
Eurobio Scientific SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	62,449	EUR	(10,679)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	386,333	EUR	(16,854)
Europris ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,387,399	NOK	(2,891)
EVN AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/24	92,886	EUR	(68)
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	43,613	EUR	270
Exor NV	Euro STR	Monthly	JPHQ	2/28/24	252,710	EUR	586
Fagron NV	Euro STR	Monthly	JPHQ	8/18/23	282,641	EUR	14,043
FirstEnergy Corp.	1-Day FEDEF + 0.20%	Monthly	BOFA	5/04/24	1,405,269		1,993
Flow Traders	Euro STR + 0.35%	Monthly	JPHQ	4/26/24	167,027	EUR	(9,914)
Focus Financial Partners	1-Day FEDEF + 0.30%	Monthly	BOFA	2/05/24	437,556		(1,875)
Forbo Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	126,430	CHF	(2,457)
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	83,442	EUR	(8,554)
ForgeRock Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	1/29/24	338,184		(1,452)
Fortnox AB	1-Week STIBOR + 0.275%	Monthly	SEBA	4/26/24	785,235	SEK	813
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/23	61,916	GBP	7,484
FTI Consulting	SOFR + 3.50%	Monthly	GSCO	8/01/23	2,389,609		(11,466)
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/24	120,773	EUR	(4,684)
Fugro NV	Euro STR + 0.35%	Monthly	JPHQ	5/27/24	100,640	EUR	(5,039)
Galenica AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	73,492	CHF	(5,783)

90	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	62,145	GBP	$3,343
Gaslog Partners	1-Day FEDEF + 0.30%	Monthly	BOFA	1/31/24	61,693		(263)
[b,c]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/24	—		—
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,295,482	DKK	4,715
GEO Corrections Holdings Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/01/24	1,290,909		18,629
Georg Fischer AG	1-Day SARON + 0.35%	Monthly	JPHQ	3/25/24	336,786	CHF	(41,455)
Gerresheimer AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	83,211	EUR	12,938
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	316,218	EUR	14,497
GFT Technologies SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	179,515	EUR	(814)
Glanbia PLC	1-Day EONIA + 0.35%	Monthly	MSCS	10/27/23	2,207	EUR	(65)
Glencore PLC	1-Day SONIA + 0.35%	Monthly	MSCS	3/07/24	72,482	GBP	(12,907)
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/23	188,581	GBP	13,747
Greenhill & Co. Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	5/30/24	67,766		(11)
Grieg Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	2,303,069	NOK	16,574
Groupe Renault	1-Day EONIA + 0.30%	Monthly	MSCS	10/03/23	191,048	EUR	(13,915)
Grupa Azoty SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	146,137		(32,738)
Grupo Catalana Occidente	1-Day EONIA + 0.35%	Monthly	MSCS	11/10/23	191,218	EUR	(4,576)
GSK PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	157,810	GBP	(6,846)
Guerbet	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	58,628	EUR	(7,927)
Guess? Inc.	SOFR + 3.50%	Monthly	GSCO	4/25/24	839,046		(9,129)
Gulf Keystone Petroleum Ltd.	1-Day SONIA + 0.25%	Monthly	MSCS	7/17/23	146,841	GBP	(54,161)
H&T Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/27/24	4,225	GBP	(64)
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	1,687,505	DKK	30,079
H+H International A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	674,536	DKK	(9,983)
Harbour Energy	1-Day SONIA + 0.35%	Monthly	MSCS	10/27/23	156,306	GBP	(58,955)
HAT Holdings I LLC	SOFR + 3.50%	Monthly	GSCO	3/21/24	715,124		47,186
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/23	221,870	EUR	43,039
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	271,189	EUR	(17,117)
HEXPOL AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/03/23	1,121,167	SEK	(11,426)
Hochtief AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/24	134,085	EUR	13,852
Hoegh Autoliners AS	1-Week NIBOR + 0.275%	Monthly	SEBA	4/26/24	1,375,682	NOK	(11,348)
Holcim Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	99,580	CHF	(5,211)
Hollywood Bowl Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	98,611	GBP	26,712
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	319,187	EUR	(44,386)
Huber + Suhner AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	215,295	CHF	(32,263)
Hugo Boss AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	133,261	EUR	9,588
hVIVO PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/27/24	15,225	GBP	(616)
IMAX	1-Day FEDEF + 0.70%	Monthly	JPHQ	2/08/24	102,491	CHF	(9,307)
Implenia AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	152,666	CHF	12,647
Inchcape PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/28/23	161,355	GBP	(11,137)
Indivior PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	229,615	GBP	(16,501)
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	250,304	EUR	15,426
Industria de Diseno Textil Inditex SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/22/23	194,979	EUR	7,031
Infineon Technologies AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/24	152,955	EUR	102
Infrastrutture Wireless Italiane SpA	1-Day EONIA + 0.65%	Monthly	MSCS	4/26/24	828,676	EUR	4,994
ING Groep NV	Euro STR + 0.35%	Monthly	JPHQ	4/22/24	232,958	EUR	(1,933)
Innovatec SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	149,443	EUR	(41,905)
Integra Corp.	1-Day FEDEF + 0.20%	Monthly	BOFA	2/16/24	444,343		(724)
Intercos Group	Euro STR + 0.35%	Monthly	JPHQ	5/03/24	123,084	EUR	(616)
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/24	197,118	GBP	(4,150)
Intesa Sanpaolo SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/24	206,113	EUR	(27,383)

franklintempleton.com	Annual Report	91

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Inwido AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	4,390,285	SEK	$(54,679)
Ion Beam Applications SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	58,475	EUR	1,220
Ionis Pharmaceuticals Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	5/03/24	712,885		(1,794)
IP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	175,433	GBP	(12,181)
Ipsos Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	107,486	EUR	(9,246)
ISS A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	1,602,490	DKK	(7,126)
Iveco	Euro STR + 0.35%	Monthly	JPHQ	11/28/23	302,320	EUR	(6,154)
Iveric Bio Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	5/03/24	235,560		(986)
IWG PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/03/24	97,335	GBP	(14,510)
J D Wetherspoon PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/10/24	60,171	GBP	(3,178)
Jacquet Metals SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	27,068	EUR	5,217
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/23	348,952	GBP	41,356
Julius Baer	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	327,522	CHF	(9,353)
Just Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	377,096	GBP	(424)
Jyske Bank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	1,703,383	DKK	(4,405)
Kap Industrial Holdings Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	3,525,376	ZAR	(75,410)
Keller Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	112,230	GBP	(12,172)
Kemira OYJ	1-Week ESTR + 0.275%	Monthly	SEBA	7/17/23	227,848	EUR	(27,473)
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	85,138	GBP	554
Kesko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/14/23	182,310	EUR	(17,859)
Klepierre SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/08/23	148,034	EUR	(3,453)
Koc Holding AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	292,778		23,531
Koenig & Bauer AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	43,189	EUR	7,398
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/23	177,693	EUR	(4,959)
Kongsberg Gruppen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,760,293	NOK	(8,038)
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	330,024	EUR	(12,097)
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/23	133,049	EUR	(10,259)
Koninklijke KPN NV	Euro STR + 0.35%	Monthly	JPHQ	10/11/23	186,217	EUR	4,930
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	471,267	EUR	(2,856)
Kuehne + Nagel AG	Euro STR + 0.35%	Monthly	JPHQ	8/11/23	49,525	CHF	4,201
Laboratorios Farmaceuticos Rovi SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/14/23	92,658	EUR	(242)
Lancashire Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	2/19/24	240,256	GBP	12,490
Lar Espana Real Estate SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	71,951	EUR	677
Lastminute.com Group	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	38,906	CHF	7,545
Legal & General Group PLC	1-Day SONIA + 0.30%	Monthly	MSCS	2/19/24	157,716	GBP	(10,253)
Leonardo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	100,057	EUR	(11,472)
Leonteq AG	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	267,348	CHF	(4,959)
Liberty Media Corp.	SOFR + 3.50%	Monthly	GSCO	5/03/24	1,168,094		(6,890)
Lindab International AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/24	920,171	SEK	(2,739)
Liontrust Asset Management PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/24	13,092	GBP	46
LiveChat Software SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	183,618		(17,432)
Livent Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/05/24	2,121,136		(4,887)
Logista	1-Day EONIA + 0.35%	Monthly	MSCS	9/14/23	200,428	EUR	16,394
Lookers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	73,983	GBP	2,916
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/14/23	5,521,307	SEK	(70,735)
Lumentum Holdings	1-Day FEDEF + 0.70%	Monthly	BOFA	2/08/24	1,087,121		(1,166)
M.P. Evans Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	48,402	GBP	(2,252)
Magellan Midstream Partners	1-Day FEDEF + 0.30%	Monthly	BOFA	5/18/24	187,855		(374)
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/23	502,152	EUR	(48,592)
Maisons du Monde France SAS	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	131,563	EUR	197
Majorel Group Luxembourg SA	1-Day EONIA + 0.65%	Monthly	MSCS	5/24/24	383,812	EUR	2,511
Man Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/14/23	260,483	GBP	(17,479)

92	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Manitou BF SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	13,171	EUR	$(229)
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	199,536	GBP	27,765
MAS PLC	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	4,215,696	ZAR	19,300
Matas A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/10/23	1,612,596	DKK	(16,781)
Maurel & Prom	1-Day EONIA + 0.30%	Monthly	MSCS	5/16/24	122,390	EUR	2,357
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	117,303		726
Media and Games Invest SE	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	756,844	SEK	(7,665)
Meier Tobler Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	62,760	CHF	(6,654)
Melexis NV	Euro STR + 0.35%	Monthly	JPHQ	8/18/23	208,430	EUR	(1,293)
Mensch und Maschine Software SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	105,708	EUR	5,391
Mercedes-Benz Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	211,029	EUR	15,771
Mercialys SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	158,689	EUR	(25,574)
Merck KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	275,290	EUR	(20,532)
MERLIN Properties SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	137,426	EUR	(14,751)
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	177,341	EUR	11,592
MFE	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	281,824	EUR	(4,425)
Middleby Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	3/17/24	509,238		(1,505)
Midea Group Co. Ltd.	1-Day FEDEF + 0.55%	Monthly	MSCS	3/11/24	750,400		(85,897)
Migros Ticaret	1-Day FEDEF + 0.30%	Monthly	MSCS	9/08/23	92,763		(4,041)
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	297,840	GBP	64,069
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/24	2,267,569	SEK	(28,410)
Moneysupermarket.com	1-Day SONIA + 0.35%	Monthly	MSCS	2/27/24	218,174	GBP	8,888
Morgan Advanced Materials	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	117,100	GBP	6,003
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	246,619	GBP	2,230
Motus Holdings Ltd.	1-Day SABOR + 0.34%	Monthly	MSCS	7/17/23	2,655,514	ZAR	(21,482)
MPC Container Ships ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,330,331	NOK	17,505
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/13/23	7,039,197	ZAR	(22,722)
MTU Aero Engines AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	101,476	EUR	8,606
Muenchener Rueckversicherungs Gesellschaft AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	210,947	EUR	7,800
Mycronic AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/08/24	2,685,711	SEK	6,026
Natera Inc.	SOFR + 3.50%	Monthly	GSCO	5/03/24	577,592		(14,047)
National Express Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/25/23	247,306	GBP	(79,668)
National Grid PLC	1-Day SONIA + 0.40%	Monthly	MSCS	1/23/24	1,052,515	GBP	(63,912)
National Instruments	1-Day FEDEF + 0.30%	Monthly	BOFA	2/23/24	315,588		(1,129)
NatWest Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	126,315	GBP	2,877
NCAB Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	4/04/24	2,033,630	SEK	39,965
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,534,312	SEK	278
Neinor Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	136,360	EUR	(26,598)
NEPI Rockcastle NV	1-Day SABOR + 0.70%	Monthly	MSCS	11/17/23	5,458,454	ZAR	15,956
Netcare Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/02/23	4,295,154	ZAR	(14,719)
Network International Holdings PLC	1-Day SONIA + 0.65%	Monthly	MSCS	4/24/24	457,537	GBP	6,116
New Work SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	96,034	EUR	(17,801)
Newriver Reit PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	170,389	GBP	(19,394)
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	271,761	EUR	(33,076)
Next Fifteen Communications Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	189,185	GBP	(42,432)
NextEra Energy Partners LP	1-Day FEDEF + 0.70%	Monthly	BOFA	3/28/24	689,738		127
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/23	468,595	DKK	(4,017)
NKT A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	675,740	DKK	21,696
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	215,412	EUR	(35,253)
Nokia Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/23	388,837	EUR	(50,217)
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,247,591	SEK	(13,729)

franklintempleton.com	Annual Report	93

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Norsk Hydro ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/08/24	1,493,138	NOK	$(20,148)
Norske Skog ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	2,065,319	NOK	(51,796)
Northern Oil And Gas Inc.	SOFR + 0.35%	Monthly	GSCO	3/16/24	724,324		(3,289)
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/24	229,284	CHF	(6,566)
Novo Nordisk AS	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	2,437,369	DKK	12,596
Novozymes A/S	1-Week CIBOR + 0.65%	Monthly	MSCS	3/25/24	2,908,980	DKK	(15,225)
NSI NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	88,119	EUR	(16,749)
NuVasive Inc.	SOFR + 3.50%	Monthly	GSCO	5/02/24	1,046,584		(10,106)
OC Oerlikon	1-Day SARON + 0.35%	Monthly	JPHQ	10/19/23	162,979	CHF	(31,861)
OCI NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	214,968	EUR	(84,204)
ODAS Elektrik Uretim ve Sanayi Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	8/24/23	116,155		(13,718)
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	3,015,092	NOK	2,678
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	276,026	GBP	(86,235)
Option Care Health	1-Day FEDEF + 0.30%	Monthly	BOFA	5/15/24	42,978		(102)
Orange Polska SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	31,005		(884)
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/23	51,229	EUR	(2,830)
ORIOR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	130,314	CHF	4,311
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	50,748	EUR	(4,839)
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/23	35,260	GBP	1,283
Osram Licht AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	243,083	CHF	1,203
Outokumpu OYJ	Euro STR + 0.28%	Monthly	SEBA	7/25/23	228,458	EUR	(3,563)
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/23	392,067	EUR	(3,870)
OZAK GMYO	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	230,864		(34,205)
Pagegroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	160,642	GBP	1,130
Palo Alto Networks Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	7/01/23	3,210,502		(8,844)
Pan African Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	93,102	GBP	(30,892)
Pandox AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/23	3,974,824	SEK	(47,823)
Paradox Interactive AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/06/24	1,435,265	SEK	7,540
Paragon Banking Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	2/01/24	278,211	GBP	(43,872)
Parsons Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/09/24	1,260,296		4,036
Patrick Industries Inc.	SOFR + 3.50%	Monthly	GSCO	4/03/24	855,462		(4,859)
Patrizia	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	115,244	EUR	(21,379)
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,603,069	DKK	19,279
Peugeot Invest SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	151,317	EUR	5,204
PG&E Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	5/03/24	469,969		2,952
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/14/23	171,902		18,424
Piaggio & C. SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/24	207,706	EUR	(12,382)
Playtech PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/10/24	297,544	GBP	(10,445)
PNM Resources Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	3/30/24	344,400		(1,549)
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	129,309	EUR	10,906
Post Holdings Inc.	SOFR + 0.35%	Monthly	GSCO	3/02/24	1,246,815		(14,710)
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	54,187	EUR	2,149
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/23	1,287,109	ZAR	(12,176)
Premier Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	139,251	GBP	15,023
Progress Software Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/05/24	786,949		3,392
Prysmian SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/23	142,587	EUR	1,135
Puuilo PLC	1-Week ESTR + 0.275%	Monthly	SEBA	4/22/24	100,681	EUR	2,392
PZU SA	1-Day FEDEF + 1.25%	Monthly	MSCS	3/04/24	170,611		8,691
QIAGEN NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	177,562	EUR	(6,687)
Quadient	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	77,947	EUR	5,679
Qualtrics International Inc.	OBFR + 0.40%	Monthly	BZWS	5/30/24	62,596		69
Rana Gruber ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	676,698	NOK	(5,676)
Randstad NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	259,513	EUR	(37,413)

94	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Redefine Properties Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/12/23	3,958,433	ZAR	$(36,103)
Renew Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	137,582	GBP	137
Renewi PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	87,707	GBP	(11,186)
Repsol SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/12/23	153,426	EUR	(1,263)
Resilient REIT	1-Day SABOR + 0.70%	Monthly	MSCS	11/28/23	2,126,781	ZAR	(22,997)
Retail Estates NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	187,735	EUR	19,729
Rexel	1-Day EONIA + 0.30%	Monthly	MSCS	7/13/23	325,962	EUR	16,526
Richemont	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/23	168,047	CHF	40,439
Rightmove PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	169,436	GBP	(17,682)
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	431,392	CHF	(46,776)
Rockwool A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,549,970	DKK	3,776
Royal Caribbean Group	SOFR + 3.50%	Monthly	GSCO	3/08/24	2,891,430		(35,425)
RWE AG	1-Day EONIA + 0.40%	Monthly	MSCS	1/25/24	654,452	EUR	(55,865)
SA Corporate Real Estate Ltd.	1-Day SABOR + 0.34%	Monthly	MSCS	7/17/23	1,280,752	ZAR	(8,776)
Saab AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,250,303	SEK	(4,965)
Saint-Gobain S.A.	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	193,750	EUR	32,685
Sanlorenzo	Euro STR + 0.35%	Monthly	JPHQ	8/25/23	316,841	EUR	(10,968)
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/23	5,104,358	ZAR	(28,812)
Sarepta Therapeutics Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	4/20/24	762,598		845
Sartorius AG	1-Day EONIA + 0.30%	Monthly	JPHQ	7/19/23	193,899	EUR	(42,718)
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/23	5,269,998	ZAR	(68,243)
SAVILLS PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	340,205	GBP	(34,367)
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,678,309	SEK	(949)
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/23	175,016	CHF	1,623
SciPlay Corp.	1-Day FEDEF + 0.30%	Monthly	BOFA	5/19/24	60,497		(92)
Scout24 SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/23	233,983	EUR	33,356
Sectra AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/06/24	1,747,475	SEK	8,869
Serica Energy PLC	SONIA + 0.35%	Monthly	MSCS	6/03/24	21,991	GBP	160
SESA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	126,348	EUR	(6,451)
SHELL PLC	1-Day SONIA + 0.40%	Monthly	MSCS	5/03/24	1,211,306	GBP	(122,422)
Siegfried	1-Day SARON + 0.35%	Monthly	JPHQ	11/09/23	177,260	CHF	16,791
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/01/24	4,859,371	EUR	176,140
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	235,460	EUR	(37,778)
SII	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	127,787	EUR	12,764
Silicon Motion Technology Corp.	1-Day FEDEF + 0.30%	Monthly	BOFA	1/29/24	330,696		(1,431)
Sinoma Science	1-Day FEDEF + 0.30%	Monthly	MSCS	2/05/24	283,170		(23,454)
SIPEF	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	55,135	EUR	(759)
SK Innovation Co. Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	3/15/24	1,523,472		127,386
SKF AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/25/24	3,534,920	SEK	(40,864)
SMCP SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	160,135	EUR	26,078
Snam SpA	Euro STR + 0.35%	Monthly	JPHQ	10/13/23	132,135	EUR	2,029
Societe Generale SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	201,487	EUR	16,437
Sodexo	1-Day EONIA + 0.30%	Monthly	MSCS	5/16/24	136,350	EUR	(468)
Solar A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/13/23	937,536	DKK	(12,052)
Solvay	Euro STR + 0.35%	Monthly	JPHQ	10/09/23	335,588	EUR	(16,477)
Sopra Steria Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	308,030	EUR	28,981
Southern Co. (The)	1-Day FEDEF + 0.70%	Monthly	BOFA	2/28/24	462,200		(656)
Southwest Airlines Co.	SOFR + 0.35%	Monthly	GSCO	3/16/24	285,587		(1,230)
Spar Nord Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	4/22/24	1,396,019	DKK	(19,426)
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	124,901	GBP	(33,498)
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,655,739	SEK	(8,346)
SSE PLC	1-Day SONIA + 0.40%	Monthly	MSCS	9/26/23	971,424	GBP	(10,530)
SSP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/23	150,130	GBP	21,000
Stabilus SE	Euro STR + 0.35%	Monthly	JPHQ	3/20/24	294,767	EUR	(24,815)
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	177,882	GBP	8,976

franklintempleton.com	Annual Report	95

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
STEF	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	59,627	EUR	$5,242
Stellantis NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	383,241	EUR	(24,196)
SThree PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/23	213,884	GBP	(5,334)
STMicroelectronic NV	Euro STR	Monthly	JPHQ	2/28/24	182,493	EUR	(7,050)
Stockmann PLC	Euro STR + 0.28%	Monthly	SEBA	7/12/23	53,458	EUR	(2,326)
Stolt-Nielsen Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,291,166	NOK	(15,776)
Storskogen Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	1,224,383	SEK	42,102
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	242,979	EUR	(7,031)
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/10/23	313,104	CHF	(20,816)
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/24	1,262,399	ZAR	(1,678)
SUSE SA	Euro STR + 0.35%	Monthly	JPHQ	1/31/24	173,085	EUR	(38,529)
SUSS MicroTec SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	192,812	EUR	68,499
Swatch Group Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	147,831	CHF	(5,513)
Sweco AB	1-Week STIBOR + 0.275%	Monthly	SEBA	4/25/24	1,907,236	SEK	(11,205)
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/13/23	3,934,453	SEK	(50,273)
Swiss Life Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	249,158	CHF	(5,715)
Swiss Re AG	1-Day SARON	Monthly	JPHQ	7/17/23	126,968	CHF	2,452
Sydbank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,601,716	DKK	(20,317)
Sylvania Platinum Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	130,919	GBP	(11,201)
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	275,700	EUR	64,241
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	191,136		13,643
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	103,267	GBP	58,925
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	279,793	EUR	30,854
Tecan Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	240,587	CHF	(19,165)
Technip Energies NV	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/23	147,015	EUR	31,248
Tegna Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	1/29/24	101,940		(488)
Telecom Plus PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/06/23	259,931	GBP	(59,440)
Telephone & Data Systems Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	2/10/24	112,224		(722)
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/05/24	142,847		(41,842)
Terveystalo PLC	Euro STR + 0.28%	Monthly	SEBA	7/17/23	112,000	EUR	(1,190)
Tesco PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/03/24	130,323	GBP	(7,695)
Tessenderlo Group	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	150,864	EUR	(8,238)
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/23	383,614	EUR	(50,941)
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	47,396	GBP	(5,743)
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/23	3,205,023	ZAR	(86,237)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	154,240	EUR	(8,436)
Tiger Brands Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	1/25/24	6,447,256	ZAR	(88,577)
TotalEnergies SE	1-Day EONIA + 0.30%	Monthly	MSCS	12/18/23	180,493	EUR	(16,703)
Tower Semiconductor Ltd.	1-Day FEDEF + 0.30%	Monthly	BOFA	5/16/24	197,266		(297)
Trainline PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	49,644	GBP	(492)
Transocean Ltd.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/10/24	1,684,604		53,599
Transtema Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	935,738	SEK	(25,075)
TUI AG	1-Day EONIA + 0.65%	Monthly	MSCS	5/24/24	373,631	EUR	(17,043)
Turk Traktor	1-Day FEDEF + 1.25%	Monthly	MSCS	5/30/24	83,494		2,803
Turkiye Hava Yollari	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	120,376		(2,871)
U.S. Steel	SOFR + 0.35%	Monthly	GSCO	2/23/24	3,043,802		(27,599)
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	300,410	CHF	9,207
UBS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	227,701	CHF	(15,304)
Under Armour Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	3/15/24	86,520	CHF	(367)
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	157,397	EUR	(9,149)
Universal Music Group NV	Euro STR + 0.35%	Monthly	JPHQ	10/12/23	248,407	EUR	(30,035)
Vail Resorts Inc.	SOFR + 3.50%	Monthly	GSCO	5/03/24	171,213		(685)
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	252,090	CHF	(28,225)
Var Energi ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	10/23/23	3,040,815	NOK	(12,194)
Varex Imaging Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	4/21/24	1,460,771		1,123

96	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/24/23	1,473,061	NOK	$(11,792)
Veolia Environnement SA	1-Day EONIA + 0.40%	Monthly	MSCS	6/03/24	193,640	EUR	(890)
Veradigm Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/08/24	868,187		(168)
Verallia	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	194,290	EUR	39,466
Verbund AG	Euro STR + 0.35%	Monthly	JPHQ	8/23/23	170,632	EUR	(23,563)
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	142,063	GBP	13,000
Vesuvius PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/26/24	149,259	GBP	6,207
VIB Vermoegen AG	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	65,340	EUR	(10,748)
Virgin Money PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	160,995	GBP	14,416
Vitesco Technologies	Euro STR + 0.35%	Monthly	JPHQ	9/04/23	271,561	EUR	(718)
Vitrolife AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/08/24	1,828,343	SEK	729
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/24	1,853,842	GBP	(876,246)
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/23	68,230	EUR	2,676
Volkswagen AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	270,599	EUR	(38,402)
Votum	1-Day FEDEF + 1.25%	Monthly	MSCS	5/15/24	34,299		(1,206)
Vukile Property Fund Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/24/23	4,194,168	ZAR	(12,435)
VZ Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/23	68,218	CHF	(2,616)
Warehouses De Pauw SA	Euro STR + 0.35%	Monthly	JPHQ	5/16/24	297,870	EUR	(274,067)
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	358,022	GBP	(251,969)
Wayfair Inc.	SOFR + 3.50%	Monthly	GSCO	3/17/24	456,276		474
Wayfair Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	5/11/24	323,573		2,827
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	136,757	EUR	2,003
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	264,457	GBP	(53,179)
Wienerberger AG	Euro STR + 0.35%	Monthly	JPHQ	10/09/23	238,241	EUR	1,678
Wihlborgs Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,133,503	SEK	(3,566)
Winnebago Industries Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	5/03/24	470,111		(143)
Wolfspeed Inc.	SOFR + 0.35%	Monthly	GSCO	3/01/24	183,396		(748)
Wolters Kluwer NV	Euro STR + 0.35%	Monthly	JPHQ	4/17/24	227,689	EUR	(23,017)
Woolworths Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/24	3,712,180	ZAR	(5,213)
WPP PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	66,368	GBP	(1,533)
Wuestenrot & Wuerttembergische AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	75,105	EUR	(845)
Wyrtsily Corp.	EONIA + 0.275%	Monthly	SEBA	3/04/24	198,553	EUR	(23,590)
XTB	1-Day FEDEF + 1.25%	Monthly	MSCS	12/15/23	205,017		31,900
Yara International ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	2,349,220	NOK	(18,083)
YouGov	1-Day SONIA + 0.35%	Monthly	MSCS	10/27/23	185,148	GBP	31,913
Zalando SE	Euro STR	Monthly	JPHQ	3/01/24	187,469	EUR	(52,540)
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	336,945	CHF	68,744
Ziff Davis	1-Day FEDEF + 0.70%	Monthly	BOFA	3/08/24	687,084		1,092
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	36,298	EUR	2,833

							(4,295,180)

Equity Contracts – Short[d]
AAK AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	3,006,362	SEK	(41,031)
AB Dynamics PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/18/23	80,671	GBP	(49,056)
abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	131,146	GBP	26,602
Acciones Fomento De Construcciones	1-Day EONIA - 1.75%	Monthly	MSCS	1/12/24	22,167	EUR	209
Accor SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	184,164	EUR	(30,660)
ACEA	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	143,492	EUR	(3,999)
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/24	149,601	EUR	(1,867)
adesso SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	121,755	EUR	6,603
Adidas AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	283,060	EUR	12,906
Admiral Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	305,901	GBP	(64,704)

franklintempleton.com	Annual Report	97

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Adva Optical Networking SE	Euro STR - 7.30%	Monthly	JPHQ	1/30/24	120,573	EUR	$9,608
Adyen	Euro STR - 0.30%	Monthly	JPHQ	5/22/24	102,275	EUR	(3,286)
AECI Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	9/20/23	2,803,194	ZAR	8,787
Agfa-Gevaert NV	Euro STR	Monthly	JPHQ	7/17/23	45,564	EUR	2,508
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/23	487,950	NOK	2,605
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	2,263,329	NOK	22,387
Aker Carbon Capture ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/14/23	1,374,344	NOK	6,983
Aker Horizons	1-Week NIBOR - 4.25%	Monthly	SEBA	11/22/23	364,746	NOK	6,040
AkzoNobel NV	Euro STR - 0.30%	Monthly	JPHQ	8/28/23	261,268	EUR	(8,288)
Alcadon Group AB	1-Week STIBOR - 6.00%	Monthly	SEBA	7/17/23	90,990	SEK	2,631
ALD	1-Day EONIA - 0.30%	Monthly	MSCS	5/15/24	100,289	EUR	(497)
Alfen NV	Euro STR - 0.80%	Monthly	JPHQ	3/07/24	220,703	EUR	16,722
Alimak Group AB	1-Week STIBOR - 0.442%	Monthly	SEBA	4/25/24	324,529	SEK	494
ALK-Abello A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	5/31/24	373,805	DKK	(264)
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/23	219,483		(55,352)
Allfunds Group PLC	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	164,767	EUR	(10,562)
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	214,405	CHF	(2,469)
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/23	2,493,902	DKK	32,329
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/23	149,784	EUR	9,845
Alpha FX Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	137,225	GBP	(42,311)
Alphawave IP Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/22/24	134,423	GBP	(9,905)
Alstom SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/13/23	192,584	EUR	(16,088)
Aluflexpack AG	Euro STR - 0.85%	Monthly	JPHQ	7/17/23	35,973	CHF	2,435
Ambu A/S	1-Week CIBOR - 1.50%	Monthly	SEBA	7/17/23	1,119,696	DKK	(13,391)
Amplifon	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	91,478	EUR	(8,897)
Amyris	1-Day FEDEF - 10.67%	Monthly	BOFA	2/01/24	41,816		(39)
AngloGold Ashanti Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	10/06/23	4,599,755	ZAR	(105,010)
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	82,686	EUR	12,706
Anima Holding SpA	Euro STR - 0.30%	Monthly	JPHQ	4/18/24	62,558	EUR	9,962
Anora Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/17/23	43,498	EUR	4,887
Antares Vision	Euro STR - 2.65%	Monthly	JPHQ	8/07/23	24,461	EUR	3,139
Antin Infrastructure Partners	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	145,048	EUR	31,146
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/15/24	194,171	GBP	44,529
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/23	258,738	CHF	35,420
Arcadis	Euro STR - 0.30%	Monthly	JPHQ	4/04/24	175,141	EUR	(3,587)
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/23	133,760		(31,373)
Arconic Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	5/27/24	21,710		(12)
Argan SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	46,785	EUR	1,859
Ascential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	121,209	GBP	(7,507)
Ascopiave SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	53,421	EUR	1,806
Aselsan AS	1-Day FEDEF - 7.50%	Monthly	MSCS	7/17/23	93,090		(76,561)
Ashmore Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/18/23	139,888	GBP	(200)
ASOS PLC	1-Day SONIA - 0.88%	Monthly	MSCS	9/29/23	53,334	GBP	24,689
Atresmedia Corporacion de Medios de Comunicacion SA	1-Day EONIA - 0.35%	Monthly	MSCS	4/24/24	95,312	EUR	3,668
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/23	307,947	EUR	(15,521)
Avi Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/24	3,645,684	ZAR	5,098
Bachem AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	208,348	CHF	(31,804)
Bank of America MLEIAPRE Index	EONIA - 0.30%	Monthly	BOFA	3/21/24	197,871	EUR	(28,921)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/23	268,847	CHF	(4,005)
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/23	68,312	EUR	(14,283)
BAWAG Group AG	Euro STR - 0.30%	Monthly	JPHQ	10/23/23	54,975	EUR	4,389
BayWa AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	213,889	EUR	29,514
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	376,688	EUR	39,719

98	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Beijer Alma AB	1-Week STIBOR - 0.28%	Monthly	SEBA	1/24/24	801,288	SEK	$(10,750)
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	2,276,011	SEK	17,239
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	303,525	CHF	750
Berkeley Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	216,783	GBP	3,532
BioMarin Pharmaceutical Inc.	SOFR - 0.35%	Monthly	GSCO	2/23/24	773,901		5,377
Bloomin’ Brands Inc.	SOFR - 3.50%	Monthly	GSCO	5/03/24	3,059,640		10,889
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	212,174	EUR	(37,565)
Bonava AB	1-Week STIBOR - 0.28%	Monthly	SEBA	1/24/24	679,593	SEK	6,914
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/23	83,269	EUR	(6,748)
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	297,189	CHF	(4,916)
Bouygues Telecom	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	156,404	EUR	7,438
Bufab AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	599,034	SEK	(17,847)
Burkhalter	1-Day SARON - 0.35%	Monthly	JPHQ	9/20/23	111,977	CHF	(13,367)
BW Energy Ltd.	1-Week NIBOR - 0.45%	Monthly	SEBA	7/17/23	1,071,633	NOK	613
Byggmax Group AB	1-Week STIBOR - 1.737%	Monthly	SEBA	5/09/24	622,763	SEK	468
Bystronic AG	Euro STR - 0.35%	Monthly	JPHQ	8/03/23	160,274	CHF	7,478
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	319,265	EUR	40,282
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/23	2,207,404	NOK	(32,326)
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/23	180,786	EUR	(37,443)
Camurus AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/23	1,051,662	SEK	(25,177)
Cancom SE	1-Month EURIBOR - 0.25%	Monthly	JPHQ	7/17/23	375,767	EUR	37,141
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/23	8,627,337	ZAR	114,903
Capricorn Energy PLC	1-Day SONIA - 3.324%	Monthly	MSCS	12/21/23	371,540	GBP	269,128
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/21/23	80,969	EUR	(11,495)
Carnival Corp.	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	241,377	GBP	(32,803)
Carnival Corp.	SOFR - 3.50%	Monthly	GSCO	3/29/24	609,183		1,785
CCC SA	1-Day FEDEF - 12.75%	Monthly	MSCS	8/02/23	52,648		(9,669)
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/23	164,753		(27,541)
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/23	131,634	GBP	32,673
CGG SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	233,066	EUR	21,981
Chart Industries Inc.	1-Day FEDEF - 0.70%	Monthly	BOFA	3/27/24	1,516,684		7,383
Chesnara PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/25/23	79,846	GBP	3,144
Chr. Hansen A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	1,209,508	DKK	2,274
Chr. Hansen A/S	1-Week CIBOR - 0.30%	Monthly	BZWS	3/18/24	5,150,640	DKK	33,792
Chr. Hansen A/S	1-Week CIBOR - 0.50%	Monthly	MSCS	3/25/24	2,784,005	DKK	4,158
Cinemark Holdings Inc.	SOFR - 3.50%	Monthly	GSCO	5/04/24	780,808		2,805
Clicks Group Ltd.	1-Day SABOR - 1.25%	Monthly	MSCS	10/06/23	3,475,517	ZAR	25,508
Close Brothers Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	281,939	GBP	13,607
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/23	441,454	NOK	(5,801)
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/22/24	144,608	EUR	15,458
CNX Resources Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	5/31/24	142,712		—
Coats Group PLC	SONIA - 0.30%	Monthly	MSCS	6/03/24	22,151	GBP	18
Cofinimmo	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	160,922	EUR	14,608
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	1,291,753	DKK	2,636
Colruyt SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	320,602	EUR	(77,637)
Corbion NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	183,624	EUR	19,742
Corporacion Financiera Alba SA	1-Day EONIA - 0.75%	Monthly	MSCS	3/13/24	123,020	EUR	(125)
COSMO Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	99,176	CHF	16,673
Covestro AG	Euro STR - 0.30%	Monthly	JPHQ	11/06/23	102,012	EUR	2,085
Credem	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	156,659	EUR	5,219
Credit Agricole SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	163,249	EUR	(39,223)
CTP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	228,387	EUR	(17,024)
Curro Holdings	1-Day SABOR - 1.50%	Monthly	MSCS	1/08/24	1,880,214	ZAR	7,705
Currys PLC	1-Day SABOR - 0.875%	Monthly	MSCS	4/08/24	144,310	GBP	17,229
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/23	272,370		21,939

franklintempleton.com	Annual Report	99

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Daetwyler	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	260,787	CHF	$(60,069)
Danone SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	201,120	EUR	(2,548)
De La Rue PLC	1-Day SONIA - 0.66%	Monthly	MSCS	7/17/23	43,534	GBP	21,135
Deliveroo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	100,798	GBP	(21,832)
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	187,994	EUR	796
De’Longhi SpA	Euro STR - 0.30%	Monthly	JPHQ	7/25/23	89,607	EUR	14,984
DEME Group NV	Euro STR - 0.30%	Monthly	JPHQ	3/18/24	144,949	EUR	(4,343)
Deutsche Wohnen SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	308,051	EUR	16,644
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	321,540	GBP	26,047
DiaSorin	Euro STR - 0.30%	Monthly	JPHQ	4/25/24	248,663	EUR	3,880
DIC Asset AG	Euro STR - 0.75%	Monthly	JPHQ	2/09/24	181,218	EUR	53,442
D’Ieteren SA	Euro STR - 0.30%	Monthly	JPHQ	7/14/23	266,919	EUR	10,519
Digital Value SpA	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	78,913	EUR	9,127
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/23	228,664		(53,910)
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/25/23	4,714,305	ZAR	51,291
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	7,069,181	ZAR	(223)
DISH Network Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/24/24	12,429		(438)
Diversey Holdings Ltd.	1-Day FEDEF - 0.35%	Monthly	BOFA	4/26/24	46,659		(1,330)
Diversey Holdings Ltd.	1-Day FEDEF - 0.88%	Monthly	MSCS	4/26/24	232,391		(3,149)
Dometic Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	3,149,740	SEK	(18,192)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/23	203,213	CHF	(3,463)
Dr. Martens PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/24/24	311,817	GBP	20,975
DRDGOLD Ltd.	1-Day SABOR - 1.00%	Monthly	MSCS	7/17/23	298,919	ZAR	(19,961)
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/23	445,132	DKK	(2,542)
DT Capital Ltd.	1-Month HIBOR - 0.30%	Monthly	JPHQ	1/30/24	254,102	EUR	40,369
Dufry AG	1-Day SARON - 0.35%	Monthly	BZWS	11/17/23	1,395,338	CHF	18,763
Ebro Foods SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/13/23	77,790	EUR	(6,053)
Eckert & Ziegler AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	124,991	EUR	8,594
Ecopro BM	1-Day FEDEF - 7.75%	Monthly	MSCS	5/13/24	108,980		(10,093)
Ecopro BM	1-Day FEDEF - 10.875%	Monthly	MSCS	5/13/24	163,627		(20,227)
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	116,799	EUR	(506)
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/24	129,306	EUR	6,552
Elior Group SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/14/23	60,211	EUR	5,266
Emmi	1-Day SARON - 0.35%	Monthly	JPHQ	9/04/23	254,480	CHF	(24,509)
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	135,959	CHF	5,349
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/21/23	116,423	EUR	1,757
Encore Capital Group Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	3/02/24	339,047		—
ENEL SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	130,032	EUR	(15,859)
Energean PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	186,851	GBP	27,043
EnergieKontor AG	Euro STR - 0.30%	Monthly	JPHQ	3/07/24	23,853	EUR	(2,503)
Envestnet Inc.	SOFR - 3.50%	Monthly	GSCO	5/03/24	134,593		556
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	2,206,378	SEK	11,323
EQT AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	3,799,717	SEK	274
Eregli Demir ve Celik Fabrikalari TAS	1-Day FEDEF - 5.00%	Monthly	MSCS	7/14/23	100,949		(4,958)
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/12/23	150,225	EUR	1,399
Esker SA	1-Day EONIA - 0.30%	Monthly	MSCS	5/20/24	47,778	EUR	(2,504)
Esprinet	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	191,450	EUR	47,579
Etsy Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/24/24	359,052		(36)
Etsy Inc.	SOFR - 3.50%	Monthly	GSCO	5/19/24	124,901		(267)
Eurazeo SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	229,864	EUR	2,315
EuroAPI	1-Day EONIA - 0.30%	Monthly	MSCS	12/22/23	159,817	EUR	10,370
Euronav NV	Euro STR - 0.30%	Monthly	JPHQ	12/22/23	101,787	EUR	5,787
Euronext	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	304,469	EUR	31,504
Eurotech	Euro STR - 10.60%	Monthly	JPHQ	8/04/23	87,866	EUR	4,181

100	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Faes Farma SA	1-Day EONIA - 0.35%	Monthly	MSCS	5/27/24	44,078	EUR	$911
Faurecia SE	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	216,776	EUR	(30,919)
Ferrari SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	141,670	EUR	(29,108)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	435,163	EUR	(59,160)
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/23	267,552	GBP	(101,356)
Fielmann AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	208,533	EUR	(66,831)
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	240,912	EUR	33,212
FirstEnergy Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	5/02/24	259,150		—
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/23	23,074	EUR	2,016
flatexDEGIRO AG	1-Month EURIBOR - 0.70%	Monthly	JPHQ	12/06/23	226,952	EUR	(19,046)
Flex LNG Ltd.	1-Week NIBOR - 3.50%	Monthly	SEBA	4/04/24	998,718	NOK	3,469
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/29/23	388,916	EUR	(33,144)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	237,171	GBP	(96,736)
Fnac Darty SA	1-Day EONIA - 0.30%	Monthly	MSCS	1/29/24	43,911	EUR	(302)
ForgeRock Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	3/25/24	120,514		916
Formycon AG	Euro STR - 23.00%	Monthly	JPHQ	3/29/24	59,727	EUR	(8,648)
Fortress REIT Ltd.	1-Day SABOR - 0.56%	Monthly	MSCS	7/12/23	7,116,797	ZAR	(47,553)
Fortum Corp.	1-Week STIBOR - 0.275%	Monthly	SEBA	3/04/24	50,072	EUR	(13,283)
Foschini Group Ltd. (The)	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/23	3,478,473	ZAR	30,108
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	91,940	EUR	6,669
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	253,799	EUR	(5,271)
Fresnillo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	226,710	GBP	36,847
Friedrich Vorwerk Group SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	165,959	EUR	18,300
FTI Consulting	SOFR - 3.50%	Monthly	GSCO	5/03/24	2,373,814		7,892
Galapagos NV	Euro STR - 0.30%	Monthly	JPHQ	1/09/24	142,216	EUR	(17,374)
Gaztransport et Technigaz SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	160,120	EUR	4,784
GB Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/23/24	142,486	GBP	(1,382)
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	190,216	CHF	4,454
Generali Group	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	146,279	EUR	196
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	213,346	GBP	(7,872)
GEO Group Inc. (The)	1-Day FEDEF - 0.20%	Monthly	BOFA	2/01/24	667,260		2,613
Getinge AB	1-Week STIBOR -0.275%	Monthly	SEBA	5/09/24	838,929	SEK	424
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	354,567	EUR	12,576
GIMV NV	Euro STR - 0.30%	Monthly	JPHQ	12/15/23	175,771	EUR	2,897
Givaudan SA	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	208,754	CHF	2,294
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	2,756,414	NOK	(10,810)
GPW	1-Day FEDEF - 1.125%	Monthly	MSCS	12/22/23	68,378		(5,181)
Grainger PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	196,308	GBP	4,960
Grand City Properties	Euro STR - 0.30%	Monthly	JPHQ	1/30/24	153,491	EUR	14,679
Granges AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	784,753	SEK	(5,650)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	409,403	GBP	49,123
Greatland Gold PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	216,398	GBP	6,686
Grenergy Renovables SA	1-Day EONIA - 1.75%	Monthly	MSCS	12/01/23	174,091	EUR	26,601
Groupe SEB	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/23	159,911	EUR	(8)
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	258,274	EUR	18,904
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	104,189	EUR	(14,326)
Guess? Inc.	SOFR - 3.50%	Monthly	GSCO	3/09/24	428,172		1,238
Gurit	Euro STR - 1.20%	Monthly	JPHQ	7/17/23	116,681	CHF	6,660
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	266,106	EUR	(39,684)
Gym Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	125,329	GBP	23,108
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/24	196,096	GBP	11,917
Halfords Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/11/23	241,379	GBP	(35,730)
Halma PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/27/23	98,873	GBP	(12,033)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	SOFR - 3.50%	Monthly	GSCO	3/21/24	25,224		104

franklintempleton.com	Annual Report	101

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/23	338,312	SEK	$2,457
HAT Holdings I LLC	SOFR - 3.50%	Monthly	GSCO	3/21/24	657,294		(4,202)
Heidelberger Druckmaschinen AG	Euro STR - 0.35%	Monthly	JPHQ	5/13/24	97,325	EUR	4,450
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/23	5,591		(134,573)
Helios Towers PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	182,982	GBP	46,807
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	167,733	EUR	2,000
Henry Boot PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	30,032	GBP	3,143
Hera	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	189,259	EUR	(16,971)
Herbalife Nutrition Ltd.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/16/24	79,278		—
Hexagon AB	1-Week STIBOR - 0.275%	Monthly	SEBA	4/01/24	2,051,472	SEK	(13,296)
Hexagon Composites ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	1,587,866	NOK	26,142
Hexagon Purus ASA	1-Week NIBOR - 3.00%	Monthly	SEBA	8/28/23	601,131	NOK	1,470
HIAG Immobilien Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	59,202	CHF	1,987
Hill & Smith Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	177,447	GBP	(54,670)
Hiscox Ltd. ORD	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	146,969	GBP	(26,486)
Horizonte Minerals PLC	1-Day SONIA - 11.00%	Monthly	MSCS	8/10/23	25,103	GBP	(4,164)
Hufvudstaden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/12/23	654,495	SEK	1,320
Huhtamaki OYJ	Euro STR - 0.28%	Monthly	SEBA	7/13/23	151,304	EUR	11,742
Hunting PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/24	44,309	GBP	5,049
Husqvarna AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/01/23	2,476,460	SEK	16,741
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/23	330,148	EUR	(65,158)
ID Logistics Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/22/24	67,966	EUR	2,929
Illimity Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	40,927	EUR	582
Industrie De Nora	Euro STR - 0.30%	Monthly	JPHQ	3/07/24	125,602	EUR	(9,793)
INFICON	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/24	146,176	CHF	(20,214)
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	223,534	EUR	(35,569)
Inmobiliaria Colonial SOCIMI SA	1-Day EONIA - 0.35%	Monthly	MSCS	4/22/24	300,680	EUR	10,761
InPost SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	290,043	EUR	(103,191)
IntegraFin Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	170,724	GBP	2,751
Interparfums SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	92,890	EUR	(11,687)
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/26/23	198,381	CHF	(31,514)
Intertek Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	257,349	GBP	(13,435)
Intervest Offices & Warehouses	Euro STR - 0.30%	Monthly	JPHQ	5/01/24	87,160	EUR	9,812
Investor AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/14/23	4,254,168	SEK	(36,215)
Ionis Pharmaceuticals Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	5/03/24	100,369		325
Italian Wine Brands SpA	Euro STR - 1.30%	Monthly	JPHQ	7/17/23	33,593	EUR	1,760
Italtile Ltd.	1-Day SABOR - 0.63%	Monthly	MSCS	8/08/23	573,489	ZAR	1,896
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	52,775	GBP	(2,883)
JM AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	3,204,409	SEK	73,542
JSE Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	2,178,999	ZAR	5,946
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	303,424	GBP	(6,484)
Juventus FC SpA	Euro STR - 3.20%	Monthly	JPHQ	9/01/23	39,026	EUR	(821)
Kambi Group PLC	1-Week STIBOR - 0.75%	Monthly	SEBA	10/11/23	2,751,925	SEK	(24,460)
Kardex	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	22,507	CHF	(2,808)
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,185,727	SEK	4,862
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	112,230	EUR	(671)
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/23	72,865	EUR	(27,636)
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	160,631	EUR	6,541
Kety SA	1-Day FEDEF - 1.00%	Monthly	MSCS	7/17/23	192,977		(21,632)
KGHM Polska Miedz SA	1-Day FEDEF - 0.50%	Monthly	MSCS	8/18/23	98,030		15,864
Kingspan Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	12/07/23	112,362	EUR	(13,548)
Kinnevik AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	3,498,009	SEK	10,228
Knorr-Bremse AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	102,949	EUR	(3,877)

102	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Knowit AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,321,023	SEK	$5,186
Komax	1-Day SARON - 0.35%	Monthly	JPHQ	7/25/23	48,322	CHF	755
Kone OYJ	Euro STR - 0.28%	Monthly	SEBA	7/28/23	88,361	EUR	597
Koninklijke Philips NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	166,888	EUR	(42,567)
L F ORD	1-Day FEDEF - 4.00%	Monthly	MSCO	7/14/23	93,174		(9,846)
Landis+Gyr Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/24	275,106	CHF	(46,620)
Lanxess AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	298,865	EUR	26,502
LEG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	285,925	EUR	62,047
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/23	208,269	EUR	46,323
Life Healthcare Group Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	1/29/24	3,883,078	ZAR	(8,250)
Linea Directa Aseguradora SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	262,831	EUR	36,595
LISI	1-Day EONIA - 0.42%	Monthly	MSCS	2/19/24	57,180	EUR	(311)
Live Nation Entertainment Inc.	SOFR - 3.50%	Monthly	GSCO	5/03/24	457,097		1,342
Livent Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/05/24	2,048,246		7,114
Logitech International SA	1-Day SARON - 0.35%	Monthly	JPHQ	3/28/24	180,703	CHF	(28,430)
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	288,784	GBP	(32,757)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	104,382	EUR	(6,483)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	289,957	EUR	4,802
LPP SA	1-Day FEDEF - 0.50%	Monthly	MSCS	3/18/24	123,124		(38,230)
Lumentum Holdings	1-Day FEDEF - 0.20%	Monthly	BOFA	2/08/24	313,327		820
Luzerner Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	12/22/23	94,178	CHF	14,040
M&G PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/22/24	247,391	GBP	(14,730)
Magnora ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/23	561,348	NOK	(12,975)
Marel	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	17,069	EUR	1,986
Marlowe PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	230,508	GBP	10,465
Marshalls PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/27/24	104,935	GBP	(1,162)
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/23	330,096		(152,910)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	169,254	CHF	(25,004)
Medartis AG	1-Day SARON - 0.85%	Monthly	JPHQ	7/17/23	50,037	CHF	4,984
Medicover AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/08/23	933,892	SEK	2,910
Melia Hotels International	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	98,441	EUR	(795)
Meyer Burger AG	1-Day SARON - 0.95%	Monthly	JPHQ	7/14/23	327,904	CHF	(93,373)
Michelin	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/23	138,361	EUR	7,387
Microsoft Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	5/03/24	1,421,600		4,823
Middleby Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	3/17/24	314,160		1,817
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/23	221,006		(42,427)
Mips AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/20/23	4,930,337	SEK	(37,739)
Mobimo Holdings AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/24	155,407	CHF	760
MoneyGram International Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/06/24	310,905		(26,907)
Montana	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	24,927	CHF	4,345
Morgan Stanley MSHDGIN1 Index	1-Day EONIA - 0.45%	Monthly	MSCS	5/06/24	357,510	EUR	6,099
Morgan Stanley MSHEOPCH Index	1-Day FEDEF - 0.40%	Monthly	MSCS	5/23/24	270,384		8,680
Morgan Stanley MSPSATVI Index	1-Day FEDEF - 0.35%	Monthly	MSCS	5/31/24	139,058		(1,418)
Morgan Stanley MSPSENT3 Index	1-Day SONIA - 0.45%	Monthly	MSCS	4/12/24	355,572	GBP	(730)
Morgan Stanley MSPSGDXJ Index	1-Day FEDEF - 2.05%	Monthly	MSCO	6/19/23	773,886		(27,263)
Mr Price Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/23	4,565,703	ZAR	56,576
MultiChoice Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/24	2,010,694	ZAR	4,863
Musti Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/12/23	130,593	EUR	(23,451)
Natera Inc.	SOFR - 3.50%	Monthly	GSCO	5/03/24	330,382		1,256
National Grid PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	173,405	GBP	(3,515)
Nel ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/23	896,063	NOK	2,612
Neoen	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	175,704	EUR	17,978

franklintempleton.com	Annual Report	103

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	222,746	EUR	$47,876
Nestle SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/23	285,174	CHF	10,031
Nexi SpA	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	199,944	EUR	24,632
NextEra Energy Partners LP	1-Day FEDEF - 0.20%	Monthly	BOFA	3/28/24	223,082		781
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/23	271,666	EUR	15,794
Nolato AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/26/23	1,932,085	SEK	(2,978)
Nordex SE	Euro STR - 0.95%	Monthly	JPHQ	8/21/23	249,547	EUR	7,656
Nordic Semiconductor ASA	1-Week STIBOR -0.275%	Monthly	SEBA	4/04/24	2,307,359	NOK	(8,731)
Northern Oil And Gas Inc.	SOFR - 0.35%	Monthly	GSCO	3/16/24	329,339		1,306
Northern Oil And Gas Inc.	SOFR - 0.35%	Monthly	GSCO	3/16/24	284,844		(580)
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	937,350	DKK	6,938
NuVasive Inc.	SOFR - 3.50%	Monthly	GSCO	5/02/24	118,334		474
NX Filtration NV	Euro STR - 2.65%	Monthly	JPHQ	8/07/23	39,903	EUR	1,017
Obrascon Huarte Lain SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/01/23	154,864	EUR	21,286
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	217,722	GBP	90,494
Oesterreichische Post AG	Euro STR - 3.80%	Monthly	JPHQ	8/23/23	183,079	EUR	(4,910)
Oneok Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	5/18/24	117,909		209
Ontex Group NV	Euro STR - 0.30%	Monthly	JPHQ	5/16/24	155,724	EUR	10,825
Orange	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/23	79,857	EUR	(7,641)
Orsted A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	5/24/24	819,596	DKK	3,940
Oxford BioMedica PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/23	128,428	GBP	(27,606)
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/24	123,338	GBP	(17,143)
Palfinger AG	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	136,678	EUR	(11,042)
Palo Alto Networks Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/02/24	2,770,229		9,310
Parsons Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/09/24	803,347		3,036
Patrick Industries Inc.	SOFR - 3.50%	Monthly	GSCO	4/03/24	351,976		9,862
Patrick Industries Inc.	SOFR - 3.50%	Monthly	GSCO	4/03/24	352,682		1,384
Peab AB	1-Week STIBOR - 0.28%	Monthly	SEBA	2/22/24	1,750,216	SEK	20,889
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	162,089	GBP	18,000
Pepco	1-Day FEDEF - 5.25%	Monthly	MSCS	4/12/24	110,895		1,593
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/23	160,966	EUR	(115)
Persimmon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/18/23	253,914	GBP	25,493
Petrofac Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	165,203	GBP	30,981
Pfeiffer Vacuum	Euro STR - 0.30%	Monthly	JPHQ	3/07/24	189,304	EUR	3,871
PG&E Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	5/03/24	449,926		—
Pharmanutra SpA	Euro STR - 0.30%	Monthly	JPHQ	1/10/24	30,432	EUR	(14)
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	280,871	GBP	15,265
Picton Property Income Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/24/23	133,890	GBP	10,570
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/23	232,813	EUR	26,770
Polar Capital Holdings PLC	1-Day SONIA - 0.77%	Monthly	MSCS	7/17/23	120,814	GBP	(18,891)
Polypeptide	1-Day SARON - 0.35%	Monthly	JPHQ	9/18/23	179,635	CHF	531
Post Holdings Inc.	SOFR - 0.35%	Monthly	GSCO	3/02/24	516,047		2,011
Post Holdings Inc.	SOFR - 0.35%	Monthly	GSCO	3/02/24	560,532		4,464
PostNL	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	374,217	EUR	35,990
PowerCell Sweden AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/23	416,145	SEK	9,210
Progress Software Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/05/24	469,080		1,663
PRS REIT PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	172,805	GBP	1,060
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/23	234,697	GBP	(5,944)
PSG Konsult Ltd.	1-Day SABOR - 0.875%	Monthly	MSCS	5/20/24	1,141,712	ZAR	1,069
PZ Cussons PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	156,697	GBP	10,487
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	309,451	GBP	(25,528)
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	2,235,793	SEK	7,408
Re:NewCell AB	1-Week STIBOR - 1.75%	Monthly	SEBA	7/17/23	813,502	SEK	795
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	299,190	GBP	(9,249)

104	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Recticel	Euro STR - 0.30%	Monthly	JPHQ	11/21/23	196,798	EUR	$45,382
Reinet Investments S.C.A	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/24	3,907,373	ZAR	11,204
RELX PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	99,576	GBP	(5,747)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/23	355,822	EUR	47,651
Renishaw PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/13/24	206,088	GBP	(14,202)
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/23	266,070	GBP	(48,660)
Restaurant Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/19/24	112,217	GBP	(17,422)
Restore PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/18/23	100,087	GBP	39,382
Rieter	Euro STR - 0.35%	Monthly	JPHQ	7/24/23	173,487	CHF	11,722
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	1,949,726	DKK	14,171
Robertet	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	21,235	EUR	955
Rotork PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	87,125	GBP	(24,426)
Royal Bafokeng Platinum Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/24	1,881,122	ZAR	1,282
Royal Caribbean Group	SOFR - 3.50%	Monthly	GSCO	3/08/24	2,249,428		6,575
Royal Unibrew	1-Week CIBOR - 0.28%	Monthly	SEBA	11/27/23	3,316,022	DKK	(2,780)
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/24	230,895	EUR	49,552
Sabre Insurance Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	106,547	GBP	(40,468)
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	362,834	EUR	(56,723)
Safilo Group SpA	Euro STR - 2.15%	Monthly	JPHQ	5/24/24	84,318	EUR	4,713
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	177,044	GBP	43,873
Saipem SpA	1-Month EURIBOR -6.65%	Monthly	JPHQ	2/26/24	198,183	EUR	35,924
Salcef Group SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	227,701	EUR	(54,884)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/23	1,432,382	NOK	12,812
Salvatore Ferragamo SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	45,791	EUR	6,139
Sampo PLC	Euro STR - 0.28%	Monthly	SEBA	7/17/23	255,314	EUR	6,804
Sanlam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	2,068,336	ZAR	5,758
Sanoma Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	87,809	EUR	11,143
Santam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	2,427,026	ZAR	576
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/23	159,096		(70,639)
Sarepta Therapeutics Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	4/20/24	633,450		1,340
SBM Offshore NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	280,644	EUR	29,593
Scatec ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	4/26/24	1,959,559	NOK	(16,641)
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	130,839	EUR	22,677
Schouw & Co. A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	529,584	DKK	2,221
Schweiter Technologies AG	1-Day SARON - 0.35%	Monthly	JPHQ	5/06/24	187,445	CHF	14,802
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/23	1,497,865	SEK	(15,332)
secunet Security Networks AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	153,105	EUR	2,322
Seeing Machines Ltd.	1-Day SONIA - 5.75%	Monthly	MSCS	8/04/23	50,757	GBP	(1,182)
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	72,840	GBP	12,668
Sensirion AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/24	256,024	CHF	7,371
SES-imagotag	1-Day EONIA - 0.30%	Monthly	MSCS	5/22/24	122,290	EUR	(5,516)
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	140,147	GBP	5,351
SFC Energy AG	Euro STR - 7.00%	Monthly	JPHQ	7/17/23	23,581	EUR	(5,085)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	180,985	EUR	768
SIG Group AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	353,303	CHF	(54,883)
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/23	129,891	CHF	833
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/24	102,783	EUR	(34,591)
Sixt SE	Euro STR - 0.30%	Monthly	JPHQ	4/17/24	278,200	EUR	26,859
SKAN AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	96,700	CHF	(33,359)
Smart Metering Systems PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/12/23	312,878	GBP	26,386
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	157,620	EUR	45,483
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/23	149,102	GBP	31,235
Southern Co. (The)	1-Day FEDEF - 0.20%	Monthly	BOFA	2/24/24	113,623		—

franklintempleton.com	Annual Report	105

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Southwest Airlines Co.	SOFR - 0.75%	Monthly	GSCO	3/16/24	595,796	GBP	$2,408
SpareBank 1 Nord-Norge	1-Week NIBOR - 1.50%	Monthly	SEBA	9/20/23	517,307	NOK	390
SpareBank 1 Nord-Norge	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/23	2,951,812	NOK	(18,203)
Spectris PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	108,594	GBP	(42,226)
Spinnova OYJ	Euro STR - 10.50%	Monthly	SEBA	8/08/23	19,548	EUR	1,809
St Galler Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/06/23	113,929	CHF	2,306
Steico SE	Euro STR - 0.95%	Monthly	JPHQ	2/09/24	82,763	EUR	10,822
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/23	2,467,156	EUR	116,819
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	3/25/24	3,525,379	EUR	45,364
STRATEC SE	Euro STR - 0.35%	Monthly	JPHQ	4/19/24	107,620	EUR	9,997
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/18/23	226,836	CHF	(39,779)
Strix Group PLC	1-Day SONIA - 2.00%	Monthly	MSCS	7/17/23	54,709	GBP	16,266
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/15/23	157,406	GBP	32,155
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	4,039,801	SEK	(26,715)
Swedencare AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/13/23	813,750	SEK	(55,876)
Swiss Prime Site	1-Day SARON - 0.35%	Monthly	JPHQ	5/01/24	195,194	CHF	8,432
Sword Group SE	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/23	15,472	EUR	458
Symrise AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/23	162,065	EUR	4,502
Synthomer PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/22/24	195,703	GBP	59,626
TAG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/16/23	254,519	EUR	(12,993)
Talenom OYJ	Euro STR - 2.50%	Monthly	SEBA	7/17/23	25,003	EUR	1,060
Talgo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	173,332	EUR	412
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	254,480	EUR	(39,012)
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	261,171	GBP	1,033
Technogym SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	196,991	EUR	(22,113)
Tele2 AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	2,840,886	SEK	9,214
Telecom Italia	Euro STR - 0.75%	Monthly	JPHQ	7/14/23	254,346	EUR	26,546
Telia Company AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/06/24	3,291,508	SEK	18,774
Telkom SA SOC	1-Day SABOR - 0.50%	Monthly	MSCS	10/16/23	2,080,149	ZAR	(9,071)
Tenaris SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	91,238	EUR	18,229
Thermador Groupe SA	1-Day EONIA - 2.25%	Monthly	MSCS	8/16/23	51,751	EUR	(7,061)
Thule Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	3,818,461	SEK	(59,395)
TI Fluid Systems PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/19/24	147,051	GBP	(26,100)
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	298,658	EUR	57,366
Tomra Systems ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	1/08/24	1,222,943	NOK	(6,179)
Topdanmark A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/26/23	2,180,903	DKK	5,975
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	1,875,412	ZAR	55,026
Transocean Ltd.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/01/24	1,466,230		5,912
Traton SE	Euro STR - 0.80%	Monthly	JPHQ	7/17/23	101,657	EUR	(17,422)
Treatt PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	194,100	GBP	(3,175)
Trelleborg AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/24	817,855	SEK	(3,405)
Tritax EuroBox PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	64,879	GBP	14,947
Trustpilot Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	92,278	GBP	(6,267)
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/23	2,694,906	DKK	(26,360)
Tubacex SA	1-Day EONIA - 1.63%	Monthly	MSCS	7/17/23	25,465	EUR	(6,049)
TUI LN Hedge	1-Day EONIA - 0.65%	Monthly	MSCS	5/27/24	273,520	EUR	215
Turkiye Sinai Kalkinma Bankasi AS	1-Day FEDEF - 2.00%	Monthly	MSCS	1/23/24	49,373		10,489
Tyler Technologies Inc.	SOFR - 0.35%	Monthly	GSCO	3/01/24	451,252	EUR	2,631
U.S. Cellular	1-Day FEDEF - 0.20%	Monthly	BOFA	2/10/24	150,150		—
U.S. Steel Corp.	SOFR - 0.35%	Monthly	GSCO	2/23/24	2,387,181		9,635
Ubisoft Entertainment SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	201,787	EUR	(15,821)
UCB	Euro STR - 0.30%	Monthly	JPHQ	11/21/23	71,766	EUR	1,064
Under Armour Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	3/15/24	78,960		—
Unilever	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/23	196,841	GBP	662
UnipolSai	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	232,506	EUR	17,371

106	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
UNIQA Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	3/18/24	196,335	EUR	$(6,368)
United Utilities	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	98,940	GBP	5,464
UPM Kymmene Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	265,987	EUR	22,455
Urban Logistics REIT PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	203,182	GBP	13,746
Vail Resorts Inc.	SOFR - 3.50%	Monthly	GSCO	5/03/24	439,898		3,952
Vallourec	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	135,246	EUR	15,205
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/24	114,633	EUR	10,443
Varex Imaging Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	4/21/24	854,579		2,346
VAT Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/24	150,525	CHF	(36,985)
Veradigm Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/08/24	505,268		2,036
Vestas Wind Systems A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/12/23	2,086,863	DKK	(5,829)
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/08/23	88,881		(15,871)
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	313,112	EUR	(37,401)
Viaplay Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	4,978,789	SEK	101,232
Vicat SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/08/23	102,063	EUR	7,370
Victrex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	62,824	GBP	4,549
Vidrala SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/29/23	146,723	EUR	(10,864)
Vienna Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	12/18/23	35,183	EUR	(5,570)
Virbac	1-Day EONIA - 0.30%	Monthly	MSCS	4/01/24	166,214	EUR	2,326
Vistry Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/24	21,272	GBP	145
Vitec Software Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/22/24	1,509,205	SEK	(2,413)
Volex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	86,014	GBP	(6,102)
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	164,347	EUR	(3,942)
Waga Energy SA	1-Day EONIA - 0.75%	Monthly	MSCS	7/17/23	39,746	EUR	4,203
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/23	1,102,692	SEK	11,491
Warehouse REIT PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/23	159,888	GBP	29,050
Wayfair Inc.	1-Day FEDEF - 0.66%	Monthly	BOFA	3/17/24	222,204		505
Wayfair Inc.	SOFR - 3.50%	Monthly	GSCO	3/17/24	247,766		699
Wayfair Inc.	SOFR - 0.35%	Monthly	CITI	5/13/24	101,126		(9,905)
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/24	141,647	EUR	1,802
Westwing Group SE	Euro STR - 2.55%	Monthly	JPHQ	7/17/23	26,033	EUR	(6,426)
Whitbread PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/12/24	124,357	GBP	(14,162)
Wiit SpA	Euro STR - 0.70%	Monthly	JPHQ	7/31/23	35,586	EUR	370
Winnebago Industries Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	5/03/24	228,792		(2,131)
WithSecure Corp.	1-Week ESTR - 0.275%	Monthly	SEBA	4/22/24	45,767	EUR	3,550
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/23	231,290	GBP	(32,939)
Xior Student Housing	Euro STR - 0.30%	Monthly	JPHQ	5/16/24	165,334	EUR	132,615
XP Power Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	188,414	GBP	(23,245)
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	799,741	SEK	(12,580)
Ypsomed Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	151,717	CHF	(56,265)
Ziff Davis	1-Day FEDEF - 0.20%	Monthly	BOFA	3/08/24	185,563		845
Ziff Davis	SOFR	Monthly	GSCO	3/16/24	278,099		5,840
Zur Rose Group AG	1-Day SARON - 2.10%	Monthly	JPHQ	7/17/23	183,687	CHF	42,691

							(71,520)

Total - Total Return Swap Contracts							$(4,366,700)

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bFair valued using significant unobservable inputs. See Note 13 regarding fair value investments.

cSee Note 9 regarding investments in Russian securities. Notional value rounds to less than 1.

dThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

See Note 11 regarding other derivative information.

See Abbreviations on page 130.

franklintempleton.com	Annual Report	107

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities

May 31, 2023

K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$743,390,082
Cost – Non-controlled affiliates (Note 3f)	3,348,000

Value – Unaffiliated issuers†	$758,555,484
Value – Non-controlled affiliates (Note 3f)	3,348,000
Cash	15,325,716
Restricted cash for OTC derivatives (Note 1e)	2,270,000
Foreign currency, at value (cost $15,604,171)	15,573,922
Receivables:
Investment securities sold	16,771,355
Capital shares sold	273,296
Dividends and interest	6,629,097
Deposits with brokers for:
Exchange traded options written	49,152
Securities sold short	125,692,061
OTC derivative contracts	60,881,908
Futures contracts	13,546,359
Centrally cleared swap contracts	1,082,623
Due from brokers	3,017,813
Variation margin on centrally cleared swap contracts	5,965
OTC swap contracts (upfront payments $4,102,629)	3,469,178
Unrealized appreciation on OTC forward exchange contracts	7,628,648
Unrealized appreciation on OTC swap contracts	9,367,550
Other assets	8,739

Total assets	1,043,496,866

Liabilities:
Payables:
Investment securities purchased	11,212,324
Capital shares redeemed	827,999
Management fees	1,186,586
Distribution fees	30,186
Trustees’ fees and expenses	5,121
Transfer agent fees	275,989
Deposits from brokers for:
OTC derivative contracts	2,270,000
Due to brokers	20,819,400
Variation margin on futures contracts	548,415
OTC swap contracts (upfront receipts $440,184)	420,669
Options written, at value (premiums received $2,097,524)	1,855,264
Securities sold short, at value (proceeds $144,692,608)	129,970,737
Payable upon return of securities loaned (Note 1g)	3,348,000
Unrealized depreciation on OTC forward exchange contracts	9,263,406
Unrealized depreciation on OTC swap contracts	13,358,239
Unrealized depreciation on unfunded loan commitments (Note 10)	28,363
Accrued expenses and other liabilities	375,134

Total liabilities	195,795,832

Net assets, at value	$847,701,034

Net assets consist of:
Paid-in capital	$874,866,817
Total distributable earnings (loss)	(27,165,783)

Net assets, at value	$847,701,034

†Includes securities loaned	$5,172,057

108	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

May 31, 2023

K2 Alternative Strategies Fund

Class A:
Net assets, at value	$76,464,483

Shares outstanding	7,155,116

Net asset value per share[a]	$10.69

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.31

Class C:
Net assets, at value	$15,719,518

Shares outstanding	1,518,311

Net asset value and maximum offering price per share[a]	$10.35

Class R:
Net assets, at value	$350,737

Shares outstanding	32,677

Net asset value and maximum offering price per share	$10.73

Class R6:
Net assets, at value	$44,192,470

Shares outstanding	4,099,507

Net asset value and maximum offering price per share	$10.78

Advisor Class:
Net assets, at value	$710,973,826

Shares outstanding	66,051,372

Net asset value and maximum offering price per share	$10.76

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	109

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the year ended May 31, 2023

K2 Alternative Strategies Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$11,390,041
Interest: (net of foreign taxes)~
Unaffiliated issuers	29,515,961
Income from securities loaned:
Unaffiliated entities (net of fees and rebates)	29,945
Non-controlled affiliates (Note 3f)	111,756

Total investment income	41,047,703

Expenses:
Management fees (Note 3a)	19,725,739
Distribution fees: (Note 3c)
Class A	214,350
Class C	202,390
Class R	2,194
Transfer agent fees: (Note 3e)
Class A	91,924
Class C	23,173
Class R	498
Class R6	13,471
Advisor Class	1,010,324
Custodian fees (Note 4) .	366,266
Reports to shareholders fees	143,767
Registration and filing fees	131,778
Professional fees	417,815
Trustees’ fees and expenses	357,864
Dividends and interest on securities sold short	4,636,839
Other	158,705

Total expenses	27,497,097

Expense reductions (Note 4)	(356,990)
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,833,589)

Net expenses	25,306,518

Net investment income	15,741,185

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(45,751,515)
Written options	2,346,434
Foreign currency transactions	(2,440,945)
Forward exchange contracts	10,928,206
Futures contracts	(5,612,129)
Securities sold short	29,066,070
Swap contracts	(89,876)

Net realized gain (loss)	(11,553,755)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	3,515,265
Written options	131,135
Translation of other assets and liabilities denominated in foreign currencies	(429,837)
Forward exchange contracts	(3,529,820)
Futures contracts	(33,301)
Securities sold short	(14,454,029)
Swap contracts	(5,933,245)

Net change in unrealized appreciation (depreciation)	(20,733,832)

Net realized and unrealized gain (loss)	(32,287,587)

Net increase (decrease) in net assets resulting from operations	$(16,546,402)

* Foreign taxes withheld on dividends	$113,113
~ Foreign taxes withheld on interest	$21,470

110	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

K2 Alternative Strategies Fund

	Year Ended May 31,

	2023	2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$15,741,185	$(3,815,892)
Net realized gain (loss)	(11,553,755)	41,368,472
Net change in unrealized appreciation (depreciation)	(20,733,832)	(123,367,201)

Net increase (decrease) in net assets resulting from operations	(16,546,402)	(85,814,621)

Distributions to shareholders:
Class A	(2,298,782)	(4,718,508)
Class C	(366,579)	(1,181,591)
Class R	(6,760)	(56,639)
Class R6	(1,623,691)	(2,581,950)
Advisor Class	(25,006,493)	(58,285,888)

Total distributions to shareholders	(29,302,305)	(66,824,576)

Capital share transactions: (Note 2)
Class A	(14,390,545)	3,686,486
Class C	(7,897,223)	(3,895,079)
Class R	(443,340)	115,566
Class R6	(1,408,481)	26,424,523
Advisor Class	(349,425,448)	79,327,812

Total capital share transactions	(373,565,037)	105,659,308

Net increase (decrease) in net assets	(419,413,744)	(46,979,889)
Net assets:
Beginning of year	1,267,114,778	1,314,094,667

End of year	$847,701,034	$1,267,114,778

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	111

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements

K2 Alternative Strategies Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, K2 Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Effective January 17, 2023, Franklin K2 Alternative Strategies Fund was renamed K2 Alternative Strategies Fund.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value

(NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ

National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the

U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

d. Derivative Financial Instruments (continued)

underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, equity price and foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into OTC cross-currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross-currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross-currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Any upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross-currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations, if any. At May 31, 2023, the Fund had no cross-currency swap contracts.

The Fund entered into interest rate swap contracts primarily to manage and/or gain exposure to interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 11 regarding investment transactions and other derivative information, respectively.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

e. Restricted Cash

At May 31, 2023, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and/or counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives collateral in the form of cash and/or U.S. Government and Agency Securities against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. Additionally, the Fund received $1,752,511 in U.S. Government and Agency Securities as collateral. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Consolidated Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third party vendor, is reported separately in the Consolidated Statement of Operations. The Fund bears the market risk with respect to any cash collateral investment, securities loaned, and the risk that the agent may default on its obligation to the Fund. If the borrower defaults on its obligations to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

h. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At May 31, 2023, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At May 31, 2023, the net assets of the K2 Subsidiary were $26,314,223 representing 3.1% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

i. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the London Interbank Offered Rate (LIBOR) or the Senior Overnight Financing Rate (SOFR). Senior secured corporate loans often require prepayment of principal from excess cash flows, at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

j. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2023, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

k. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. The Fund may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

l. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

m. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At May 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended May 31,

	2023		2022

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	1,184,496	$12,884,556	1,769,519	$21,332,819
Shares issued in reinvestment of distributions	197,144	2,107,467	360,033	4,313,199
Shares redeemed	(2,702,826)	(29,382,568)	(1,847,856)	(21,959,532)

Net increase (decrease)	(1,321,186)	$(14,390,545)	281,696	$3,686,486

Class C Shares:
Shares sold	112,939	$1,186,468	480,168	$5,612,560
Shares issued in reinvestment of distributions	30,061	312,336	86,857	1,009,276
Shares redeemed[a]	(892,790)	(9,396,027)	(904,193)	(10,516,915)

Net increase (decrease)	(749,790)	$(7,897,223)	(337,168)	$(3,895,079)

Class R Shares:
Shares sold	5,131	$55,176	44,316	$551,233
Shares issued in reinvestment of distributions	629	6,760	4,740	56,639
Shares redeemed	(45,962)	(505,276)	(43,693)	(492,306)

Net increase (decrease)	(40,202)	$(443,340)	5,363	$115,566

Class R6 Shares:
Shares sold	1,973,905	$21,789,501	2,732,753	$34,472,560
Shares issued in reinvestment of distributions	127,748	1,375,848	204,346	2,468,501
Shares redeemed	(2,249,882)	(24,573,830)	(872,943)	(10,516,538)

Net increase (decrease)	(148,229)	$(1,408,481)	2,064,156	$26,424,523

Advisor Class Shares:
Shares sold	13,145,615	$144,459,116	31,381,005	$381,327,809
Shares issued in reinvestment of distributions	1,667,367	17,940,869	3,252,963	39,198,207
Shares redeemed	(46,582,302)	(511,825,433)	(28,619,216)	(341,198,204)

Net increase (decrease)	(31,769,320)	$(349,425,448)	6,014,752	$79,327,812

aMay include a portion of Class C shares that were automatically converted to Class A.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee, calculated daily and paid monthly, to K2 Advisors based on the average daily net assets of the Fund and K2 Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.90%	Up to and including $1 billion
1.85%	Over $1 billion, up to and including $1.5 billion
1.80%	Over $1.5 billion, up to and including $3 billion
1.75%	In excess of $3 billion

For the year ended May 31, 2023, the gross effective management fee rate was 1.90% of the Fund’s average daily net assets.

Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount equal to the management fees paid by the K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors and are not an additional expense of the Fund or K2 Subsidiary. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund or K2 Subsidiary.

Subadvisors
ActusRayPartners Limited
Apollo Credit Management LLC
Bardin Hill Arbitrage IC Management LP
BlueBay Asset Management LLP
Chilton Investment Company, Inc.
DLD Asset Management, LP
Electron Capital Partners, LLC
Graham Capital Management, L.P.
Jennison Associates, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
One River Asset Management, LLC
P. Schoenfeld Asset Management L.P.
Portland Hill Asset Management Limited
RV Capital Management Private, Ltd.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund’s and K2 Subsidiary’s average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$3,530
CDSC retained	$2,227

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended May 31, 2023, the Fund paid transfer agent fees of $1,139,390, of which $280,865 was retained by Investor Services.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended May 31, 2023, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Income from Securities Loaned
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 4.62%	$4,937,000	$66,941,000	$(68,530,000)	$—	$—	$3,348,000	3,348,000	$111,756

g. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.95% based on the average net assets of each class until September 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Effective July 1, 2023, the expenses (excluding certain fees and expenses as previously disclosed) for each class of the Fund will be limited to 1.90% based on the average net assets of each class until September 30, 2024.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2023.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended May 31, 2023, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At May 31, 2023, the Fund had short term and long term capital loss carryforwards not subject to expiration of $8,472,495 and $8,985,682, respectively.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At May 31, 2023, the Fund deferred late-year ordinary losses of $605,340.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

5. Income Taxes (continued)

The tax character of distributions paid during the years ended May 31, 2023 and 2022, was as follows:

	2023	2022
Distributions paid from:
Ordinary income	$21,007,267	$18,664,819
Long term capital gain	8,295,038	48,159,757

Total distributions paid	$29,302,305	$66,824,576

At May 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$613,894,372

Unrealized appreciation	$83,055,866
Unrealized depreciation	(76,084,527)

Net unrealized appreciation (depreciation)	$6,971,339

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and investments in the K2 Subsidiary.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended May 31, 2023, aggregated $2,067,142,362 and $2,371,627,948, respectively.

At May 31, 2023, in connection with securities lending transactions, the Fund loaned equity investments and corporate bonds and notes and received $3,348,000 of cash collateral. The gross amounts of recognized liability for such transactions are included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.

The Fund sold certain long positions held in the portfolio and simultaneously entered into total return swaps on the positions, retaining substantially all of the exposure to the economic return and the related risks on the long positions. At May 31, 2023, the transfers of financial assets accounted for as sales were as follows:

	At Original Transactions Dates		At Year Ended May 31, 2023

	Cost Basis of Positions Sold	Gross Cash Received for Positions Sold	Fair Value of Transferred Assets[a]	Gross Derivative Assets Recorded[b]	Gross Derivative Liabilities Recorded[b]
Sales and total return swaps	$1,409,304	$1,430,068	$1,398,584	$1,404,231	$(1,435,716)

a $(31,485) of fair value of transferred assets are included as unrealized appreciation and depreciation on OTC swap contracts in the Consolidated Statement of Assets and Liabilities.

b Balances are presented on a gross basis, based on each leg of the swap contract, before the application of counterparty and cash collateral offsetting.

See Notes 1(d) and 11 regarding derivative financial instruments and other derivative information, respectively.

7. Credit Risk and Defaulted Securities

At May 31, 2023, the Fund had 29.1% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At May 31, 2023, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $1,936,327, representing 0.2% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Schedule of Investments.

8. Concentration of Risk

Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.

9. Investments in Russian Securities

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at May 31, 2023.

10. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

10. Unfunded Loan Commitments (continued)

At May 31, 2023, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Advantage Sales & Marketing Inc., Term Loan B1	$52,171
Bausch Health Cos. Inc., Term Loan B	91,410
CSC Holdings LLC, Term Loan B	40,000
Euro Garage Ltd., Term Loan B1	30,251
Hercules Achievement Inc., Initial Term Loan	58,000
K. Hovnanian Enterprises Inc., Initial Term Loan	1,000,000
Ligado Networks LLC, Initial Term Loan	35,315
Oldcastle BuildingEnvelope Inc., Term Loan RC	274,845
OpenText Corp., Initial Term Loan	94,763
Peloton Interactive Inc., Initial Term Loan	242,405
Trinseo, Initial Term Loan	34,762
Uber Technologies, Initial Term Loan	95,000
Upfield Group BV, Term Loan RC	266,603

$2,315,525

11. Other Derivative Information

At May 31, 2023, the investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Investments in securities, at value	$677,993[a]	Options written, at value	$369,462
	Variation margin on futures contracts	307,309[b]	Variation margin on futures contracts	902,261[b]
	Variation margin on centrally cleared swap contracts	1,637,716[b]	Variation margin on centrally cleared swap contracts	1,131,908[b]

Foreign exchange contracts	Investments in securities, at value	33,538[a]	Options written, at value	2,693
	Variation margin on futures contracts	280,407[b]	Variation margin on futures contracts	153,706[b]
	Unrealized appreciation on OTC forward exchange contracts	7,628,648	Unrealized depreciation on OTC forward exchange contracts	9,263,406

Credit contracts	Variation margin on centrally cleared swap contracts	18,570[b]	Variation margin on centrally cleared swap contracts	96,043[b]
	OTC swap contracts (upfront payments)	3,469,178	OTC swap contracts (upfront receipts)	420,669
	Unrealized appreciation on OTC swap contracts	1,139,637	Unrealized depreciation on OTC swap contracts	763,626

Equity contracts	Investments in securities, at value	4,493,053[a]	Options written, at value	1,483,109
	Variation margin on futures contracts	960,059[b]	Variation margin on futures contracts	1,486,902[b]
	Unrealized appreciation on OTC swap contracts	8,227,913	Unrealized depreciation on OTC swap contracts	12,594,613

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

	Asset Derivatives		Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	Variation margin on futures contracts	$2,738,432[b]	Variation margin on futures contracts	$1,536,185[b]

Totals		$31,612,453		$30,204,583

a Purchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

b This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended May 31, 2023, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Year	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Investments	$(1,020,754)[a]	Investments	$211,345[a]
	Written options	(174,033)	Written options	(272,240)
	Futures contracts	3,488,778	Futures contracts	(1,084,319)
	Swap contracts	(995,143)	Swap contracts	320,497

Foreign exchange contracts	Investments	(104,500)[a]	Investments	(131,845)[a]
	Written options	33,041	Written options	8,020
	Forward exchange contracts	10,928,206	Forward exchange contracts	(3,529,820)
	Futures contracts	83,060	Futures contracts	98,896
	Swap contracts	54,629	Swap contracts	(196,815)

Credit contracts	Swap contracts	(1,477,137)	Swap contracts	(16,762)

Equity contracts	Investments	(5,197,259)[a]	Investments	(133,309)[a]
	Written options	2,413,681	Written options	395,355
	Futures contracts	(3,062,736)	Futures contracts	513,317
	Swap contracts	2,327,775	Swap contracts	(6,040,165)

Commodity contracts	Written options	73,745
	Futures contracts	(6,121,231)	Futures contracts	438,805

Totals		$1,250,122		$(9,419,040)

a Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

11. Other Derivative Information (continued)

For the year ended May 31, 2023, the average month end notional amount of futures contracts and swap contracts represented $553,484,389 and $797,625,243, respectively. The average month end fair value of options was $5,445,522. The average month end contract value of forward exchange contracts was $590,931,708.

At May 31, 2023, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$7,628,648	$9,263,406
Options Purchased	274,410	—
Options Written	—	5,560
Swap Contracts	12,836,728	13,778,908

Total	$20,739,786	$23,047,874

a Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

At May 31, 2023, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Counterparty
BNPP	$989,024	$(853,806)	$—	$—	$135,218
BNYM	192,184	(45,326)	(74,340)	—	72,518
BOFA	525,321	(525,321)	—	—	—
BZWS	2,229,253	(1,282,485)	(946,768)	—	—
CITI	1,621,293	(1,621,293)	—	—	—
GSCO	2,446,501	(839,793)	—	(1,606,708)	—
HSBC	202,623	(202,623)	—	—	—
JPHQ	3,083,247	(3,083,247)	—	—	—
JPHQ[b]	1,986,047	—	—	—	1,986,047
MSCO	277,259	(277,259)	—	—	—
MSCO[b]	—	—	—	—	—
MSCO[c]	1,639,700	(1,291,334)	—	—	348,366
MSCS	4,417,586	(4,417,586)	—	—	—
SEBA	1,129,748	(1,129,748)	—	—	—

Total	$20,739,786	$(15,569,821)	$(1,021,108)	$(1,606,708)	$2,542,149

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

At May 31, 2023, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Counterparty
BNPP	$853,806	$(853,806)	$—	$—	$—
BNYM	45,326	(45,326)	—	—	—
BOFA	528,821	(525,321)	—	(3,500)	—
BZWS	1,282,485	(1,282,485)	—	—	—
CITI	1,679,652	(1,621,293)	—	(58,359)	—
GSCO	839,793	(839,793)	—	—	—
HSBC	389,770	(202,623)	—	—	187,147
JPHQ	3,728,942	(3,083,247)	—	(645,695)	—
JPHQ[b]	3,165,866	—	—	—	3,165,866
MSCO	542,221	(277,259)	—	—	264,962
MSCO[b]	1,007,074	—	—	—	1,007,074
MSCO[c]	1,291,334	(1,291,334)	—	—	—
MSCS	5,671,616	(4,417,586)	—	(1,254,030)	—
SEBA	2,021,168	(1,129,748)	—	(891,420)	—

Total	$23,047,874	$(15,569,821)	$—	$(2,853,004)	$4,625,049

a In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

b Represents derivatives not subject to an ISDA master agreement.

c Represents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

See Notes 1(d) and 6 regarding derivative financial instruments and investment transactions, respectively.

See Abbreviations on page 130.

12. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended May 31, 2023, the Fund did not use the Global Credit Facility.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

13. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of May 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Equity Investments[b]	$224,612,696	$21,582,374	$8,566	$246,203,636
Convertible Bonds	—	108,145,882	—	108,145,882
Corporate Bonds and Notes	—	113,805,907	31,970	113,837,877
Corporate Bonds and Notes in Reorganization	—	1,936,327	—	1,936,327
Senior Floating Rate Interests	—	6,510,540	—	6,510,540
Foreign Government and Agency Securities	—	43,327,780	—	43,327,780
U.S. Government and Agency Securities	—	15,240,546	—	15,240,546
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	15,487,126	13,583	15,500,709
Options Purchased	5,056,009	148,575	–[c]	5,204,584
Short Term Investments	199,856,411	6,139,192	—	205,995,603

Total Investments in Securities	$429,525,116	$332,324,249[d]	$54,119	$761,903,484

Other Financial Instruments:
Futures Contracts	$4,286,207	$—	$—	$4,286,207
Forward Exchange Contracts	—	7,628,648	—	7,628,648
Swap Contracts	—	11,023,836	—	11,023,836
Unfunded Loan Commitments	—	2,197[e]	30,000[e]	32,197

Total Other Financial Instruments	$4,286,207	$18,654,681	$30,000	$22,970,888

Liabilities:
Other Financial Instruments:
Options Written	$1,852,571	$2,693	$—	$1,855,264
Securities Sold Short[a]	110,995,329	18,975,408[f]	—	129,970,737
Futures Contracts	4,079,054	—	—	4,079,054
Forward Exchange Contracts	—	9,263,406	—	9,263,406
Swap Contracts	—	14,586,190	–[c]	14,586,190
Unfunded Loan Commitments	—	58,840	1,720	60,560

Total Other Financial Instruments	$116,926,954	$42,886,537	$1,720	$159,815,211

a For detailed categories, see the accompanying Consolidated Schedule of Investments.

b Includes common stocks, exchange traded funds, convertible preferred stocks, and preferred stocks as well as other equity interests.

c Includes financial instruments determined to have no value.

d Includes foreign securities valued at $21,422,493, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

e Included in unrealized depreciation on unfunded loan commitments in the Consolidated Statement of Assets and Liabilities.

f Includes foreign securities valued at $2,045,068, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.

14. New Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

15. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the consolidated financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

K2 Alternative Strategies Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	AUD	Australian Dollar	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	BRL	Brazilian Real	AONIA	Australian Interbank Offered Rate
BOFA	Bank of America, NA	CAD	Canadian Dollar	ARM	Adjustable Rate Mortgage
BZWS	Barclays Bank PLC	CHF	Swiss Franc	BBSW	Bank Bill Swap Rate
CITI	Citigroup, NA	CLP	Chilean Peso	BKBM	Bank Bill Benchmark Rate
GSCO	Goldman Sachs International	CNY	Chinese Yuan	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
HSBC	HSBC Bank PLC	COP	Colombian Peso	CAC	Cotation Assistee en Continu
JPHQ	JP Morgan Chase Bank, NA	CZK	Czech Koruna	CBOE	Chicago Board Options Exchage
MSCO	Morgan Stanley & Co. LLC	DKK	Danish Krone	CIBOR	Copenhagen Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC	EUR	Euro	CLO	Collateralized Loan Obligation
SEBA	Skandinaviska Enskilda Banken AB	GBP	British Pound	CNRR007	China 7-Day Reverse Repo Rate
		HKD	Hong Kong Dollar	COLIBOR	Colombia Overnight Interbank Rate
		HUF	Hungarian Forint	CZEONIA	Czech Overnight Index Average
		IDR	Indonesian Rupiah	DAX	Deutscher Aktienindex
		INR	Indian Rupee	DJIA	Dow Jones Industrial Average
		JPY	Japanese Yen	EONIA	Euro OverNight Index Average
		KRW	South Korean Won	ESTR	Euro Short Term Rate
		MXN	Mexican Peso	ETF	Exchange Traded Fund
		MYR	Malaysian Ringgit	EURIBOR	Euro Interbank Offered Rate
		NOK	Norwegian Krone	FEDEF	Federal Funds Effective Rate
		NZD	New Zealand Dollar	FHLMC	Federal Home Loan Mortgage Corp.
		PEN	Peruvian Nuevo Sol	FNMA	Federal National Mortgage Association
		PLN	Polish Zloty	FRN	Floating Rate Note
		RON	Romanian Leu	FTSE	Financial Times Stock Exchange
		SEK	Swedish Krona	HIBOR	Hong Kong Interbank Offered Rate
		SGD	Singapore Dollar	JIBAR	Johannesburg Interbank Agreed Rate
		THB	Thai Baht	KDR	Korean Depositary Receipt
		TWD	Taiwan Dollar	KLIBOR	Kuala Lumpur Interbank Offered Rate
		USD	United States Dollar	LIBOR	London Interbank Offered Rate
		ZAR	South African Rand	MIBOR	Mumbai Interbank Offered Rate
Index				MUTSCALM	Japan Unsecured Overnight Call Rate
				NIBOR	Norwegian Interbank Offered Rate
CDX.NA.HY	CDX North America High Yield Index			OBFR	Overnight Bank Funding Rate
				PIK	Payment In-Kind
				RC	Revolving Loan Commitment
				REIT	Real Estate Investment Trust
				SABOR	South African Benchmark Overnight Rate
				SARON	Swiss Average Rate Overnight
				SIBCSORA	Singapore Overnight Rate Average
				SOFR	Secured Overnight Financing Rate
				SONIA	Sterling Overnight Index Average
				SPDR	Standard & Poor’s Depositary Receipt
				STR	Short Term Rate
				STIBOR	Stockholm Interbank Offered Rate
				TAIBOR	Taiwan Interbank Offered Rate
				THOR	Thai Overnight Repurchase Rate
				TOPIX	Tokyo Price Index

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Alternative Strategies Funds

and Shareholders of K2 Alternative Strategies Fund:

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of K2 Alternative Strategies Fund (formerly, Franklin K2 Alternative Strategies Fund) (the “Fund”) (the sole Fund comprising Franklin Alternative Strategies Funds (the “Trust”)), including the consolidated schedule of investments, as of May 31, 2023, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (the sole Fund comprising Franklin Alternative Strategies Funds) at May 31, 2023, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Franklin investment companies since 1987.

Boston, Massachusetts

July 25, 2023

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Tax Information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2023:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends	§852(b)(3)(C)	$8,295,038
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$2,174,896
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$2,701,101

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Funds, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Edward I. Altman, Ph.D. (1941) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2011	11	None

Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly, Vice Director, Salomon Center, Stern School of Business, New York University.

Ann Torre Bates (1958) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson	Chairperson of the Board since 2020 and Trustee since 2011	30	Ares Strategic Income Fund (closed-end investment company) (September 2022-present); Ares Capital Corporation (specialty finance company) (2010-present), United Natural Foods, Inc. (distributor of natural, organic and specialty foods) (2013-present); and formerly, Navient Corporation (loan management, servicing and asset recovery) (2014-2016).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Jan Hopkins Trachtman (1947) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2011	11	FTAC Parnassus Acquisition Corp. (special purpose fintech acquisition company) (2021-2023); FTAC Olympus Acquisition Corp. (special purpose fintech acquisition company) (2020-2022) and FinTech Acquisition Corp. III (special purpose fintech acquisition company) (2018-2021).

Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot Fellowship; and formerly, President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003); Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air Reporter, ABC News’ World News Tonight; and Editor, CBS Network News.

Keith E. Mitchell (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2011	11	None

Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly, Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC (formerly, Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

David W. Niemiec (1949) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2015	30	Hess Midstream LP (oil and gas midstream infrastructure) (2017-present).

Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).

Gregory H. Williams (1943) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2015	11	None

Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly, President, University of Cincinnati (2009-2012); President, The City College of New York (2001-2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law, University of Iowa (1977-1993).

Valerie M. Williams (1956) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since January 2023	110	Omnicom Group, Inc. (advertising and marketing communications services) (2016-present), DTE Energy Co. (gas and electric utility) (2018-present), Devon Energy Corporation (exploration and production of oil and gas) (2021-present); and formerly, WPX Energy, Inc. (exploration and production of oil and gas) (2018-2021).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2011	129	None

Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment Company Institute; and formerly, Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2015	70	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Ted P. Becker (1951) 280 Park Avenue New York, NY 10017	Chief Compliance Officer	Since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President – AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Alexander Y. Kymn (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly, Senior Counsel, Wells Fargo (banking) and officer of certain funds in Wells Fargo complex (2018-2019).

Brooks Ritchey (1959) 300 S.E. 2nd Street Fort Lauderdale, FL 33301	President and Chief Executive Officer – Investment Management	Since 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Managing Director and Co-Head of the Investment Research & Management, K2 Advisors and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Resources.

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Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms. Bates has served as a member of the Fund Audit Committee since 2011. She currently serves as a director of Ares Capital Corporation (2010-present) and United Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Approval of Investment Management Agreements and Sub-Advisory Agreements

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

K2 Alternative Strategies Fund

(Fund)

The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 23, 2023, unanimously approved the renewal of the Fund’s investment management agreement with K2/D&S Management Co., L.L.C. (K2 Advisors), and of each sub-advisory agreement between K2 Advisors and each of following sub-advisors (the Sub-Advisors):

ActusRayPartners Limited

Apollo Credit Management, LLC

Bardin Hill Arbitrage IC Management LP

Chilton Investment Company, Inc.

Electron Capital Partners, LLC

Graham Capital Management, L.P.

Jennison Associates LLC

Lazard Asset Management LLC

Loomis, Sayles & Company, L.P.

One River Asset Management, LLC

P. Schoenfeld Asset Management LP

Portland Hill Asset Management Limited

RBC Global Asset Management (UK) Limited (formerly, BlueBay Asset Management LLP)

RV Capital Management Private Ltd.

Prior to a meeting of all of the trustees for the purpose of considering such renewal, the independent trustees participated in two other meetings held in connection with the renewal process. Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of K2 Advisors and certain Sub-Advisors (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the sub-advisory agreements for the Fund, the Board, including the independent trustees, determined that the investment management fee structure was fair and reasonable and that continuance of the agreement was in the best interests of the Fund and its shareholders.

In making the foregoing approvals, the Board considered various materials related to the investment management agreement and the sub-advisory agreements including: (1) a copy of the investment management agreement and sub-advisory agreements; (2) information describing the nature, quality and extent of services that K2 Advisors and each Sub-Advisor provided, and are expected to provide, to the Fund, and the investment management fees and sub-advisory fees payable to K2 Advisors and each Sub-Advisor; (3) reports from K2 Advisors on the continued diligence conducted on each Sub-Advisor and the reasons for recommending renewal of each of the sub-advisory agreements, including, but not limited to, each Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions; and (4) a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance program and capabilities, including policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements.

The Board also took into account information furnished throughout the year at Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, derivatives, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales and redemptions, and marketing support payments made to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the FT complex in comparison with those charged to other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by K2 Advisors and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered K2 Advisors’ methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

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SHAREHOLDER INFORMATION

The information obtained by the trustees during the renewal process also included a special report prepared by Broadridge Financial Solutions, Inc., an independent third-party analyst that utilizes data from Lipper, Inc. (“Lipper”), comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by Lipper (Broadridge Section 15(c) Report). The trustees reviewed the Broadridge Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios and performance. The Board considered K2 Advisors’ views that the peer group determined by Lipper for comparison purposes may not be an entirely appropriate representation of the Fund’s peer universe. K2 Advisors explained that the universe of funds that are managed using multi-manager, multistrategy structures, like the Fund, continues to evolve, and has presented challenges in identifying an appropriate set of peers for the Fund. It was noted by K2 Advisors that the peer group compiled by Lipper includes single-manager funds which, due to their nature and relative simplicity, have lower expense ratios and are not true peers for fee comparison purposes (“Base Expense Group”). Because some of the sponsors of funds with multi-manager strategies that K2 Advisors considers to be peers were excluded from the peer group determined by Lipper, K2 Advisors requested a second peer group including funds that K2 Advisors considers to be peer funds (“Alternate Expense Group”) for the Board’s consideration. While noting the limitations of the Broadridge Section 15(c) Report, the Board concluded that the Broadridge Section 15(c) Report was helpful in the performance of its duties and took into account the Alternate Expense Group as part of their considerations.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against K2 Advisors and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal matters. The independent trustees also received reports from the Trust’s Chief Compliance Officer on regulatory inquiries and pending legal actions against the Sub-Advisors applicable to the services provided by the Sub-Advisors to the Fund and noted that there were not any issues in this regard that should prevent the renewal of the sub-advisory agreements.

The trustees reviewed the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of K2 Advisors and each Sub-Advisor, including each management team’s expertise in the management of other alternative strategies funds. As part of this review, particular attention was given to (1) the diligent risk management program of K2 Advisors and its parent, including those aspects of the program related to selecting and overseeing sub-advisors to the Fund and continual monitoring and management of cybersecurity, liquidity and counterparty credit risk, (2) each Sub-Advisor’s risk management program, and (3) derivatives and other complex instruments that are held and expected to be held by the Fund and how such instruments are used to carry out the Fund’s investment goal.

The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FT to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of K2 Advisors’ parent company and its commitment to the mutual fund business. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting. In addition, the Board received updates from management on the compliance of the investment manager with comprehensive rules and regulations promulgated by the SEC and the U.S. Commodity Futures Trading Commission.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

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SHAREHOLDER INFORMATION

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided, and to be provided, by K2 Advisors and each Sub-Advisor. In this regard, they reviewed the Fund’s investment goal and K2 Advisors’ and each Sub-Advisor’s investment strategy and sub-strategy, and K2 Advisors’ and each Sub-Advisor’s ability to implement such investment strategy and/or sub-strategy, including, but not limited to, K2 Advisors’ and each Sub-Advisor’s trading practices, investment decision processes and reputation. The Board also considered the investment management services that the investment manager provides to the Cayman Islands-based company, which is wholly owned by the Fund (Cayman Subsidiary).

The Board noted that the Fund employs a “manager of managers” structure, whereby K2 Advisors is responsible for selecting sub-advisors (subject to Board approval), principally allocating the Fund’s assets among them, and overseeing the sub-advisors’ day-to-day management of the Fund’s assets. The Board noted the responsibilities that K2 Advisors has as the Fund’s investment manager, including (1) due diligence on the Sub-Advisors and any potential new sub-advisors to the Fund, their respective trading strategies, risk management, operations and businesses, (2) on-going oversight and monitoring of the day-to-day investment activities of Sub-Advisors and other service providers, including their respective compliance with the investment mandate and restrictions, compliance policies and procedures and federal securities laws, and K2 Advisors’ ongoing assessment of their performance, (3) portfolio construction with respect to the allocation of assets among Sub-Advisors, investment funds, cash and other investments, (4) directly managing a portion of the Fund’s assets which are not allocated to Sub-Advisors to implement the Fund’s non-traditional or “alternative” strategies, (5) risk management, (6) preparing quarterly reports to the Board, and (7) the implementation of Board directives as they relate to the Fund. The Trustees also considered the successful performance of K2 Advisors in managing the Fund and other investment products with similar investment strategies to the investment strategies of the Fund that are not subject to the Investment Company Act of 1940.

With respect to the sub-advisory services provided, and to be provided, by each Sub-Advisor, the Board noted the responsibilities that each Sub-Advisor has with respect to the portion of the Fund’s assets allocated to the Sub-Advisor by K2 Advisors (Sub-Advised Portion), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies and limitations of the Sub-Advised Portion. The trustees considered the successful performance of each Sub-Advisor in managing the Fund and other investment products with similar investment strategies to the investment strategies of its Sub-Advised Portion of the Fund, including, with respect to certain Sub-Advisors, mutual funds with similar investment strategies. The Board considered K2 Advisors’ rationale for recommending the continued retention of each Sub-Advisor.

The trustees reviewed the Fund’s portfolio management teams at K2 Advisors and each Sub-Advisor, including each such team’s performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation for K2 Advisors’ portfolio management team and noted that a portion of a K2 Advisors’ portfolio manager’s incentive-based compensation is paid in shares of pre-designated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees considered periodic reports provided to them showing that K2 Advisors and the Sub-Advisors complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group of funds, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges.

The trustees discussed with management various other products, portfolios and entities that are advised by K2 Advisors and each Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

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The Board also considered a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance programs and capabilities as such programs and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer. The Board considered the selection and due diligence process employed by K2 Advisors in selecting and deciding to retain each Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance and risk management capabilities. The trustees considered K2 Advisors’ significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.

The Board also considered the nature, extent and quality of the services to be provided under the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account transfer agent and shareholder services provided to Fund shareholders by an affiliate of K2 Advisors, noting favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and to be provided, by K2 Advisors and its affiliates and each Sub Advisor to the Fund and its shareholders and were confident in the abilities of K2 Advisors and each Sub-Advisor to implement their respective investment strategy and/or sub-strategy and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. As the Fund commenced operations in October 2013, the trustees reviewed the investment performance of the Fund for the one-, three-, and five-year and since inception periods ended December 31, 2022.

As part of their review, they inquired of management regarding benchmark and hedging activities. Consideration was also given to performance in the context of available levels of cash, including as affected by net flows, during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund and each Sub-Advisor.

In addition, attention in assessing performance was given to the Broadridge Section 15(c) Report. That report showed the investment performance of the Fund (Advisor Class shares) in comparison to other funds determined comparable by Lipper.

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional alternative multi-strategy funds. The Fund had total returns in the second-lowest performing quintile for the one-, three-, and five-year periods ended December 31, 2022 and total returns in the best performing quintile for the since inception period ended December 31, 2022. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the one-, three- and five-year periods ended December 31, 2022. In this regard, K2 Advisors informed the Board that, following a comprehensive review during 2022 of certain sub-advisors and their relative underperformance, K2 Advisors determined that certain sub-advisors did not meet expectations and, as a result, K2 Advisors made changes to the sub-advisors providing services to the Fund and the allocations to the Sub-Advisors. While disappointed with the relative underperformance of the Fund, other than for the since inception period, the Board did not believe that any further changes with respect to the Fund were warranted at the time. The Board noted that it would continue to monitor future performance.

COMPARATIVE EXPENSES AND PROFITABILITY. The trustees considered the cost of the services provided, and to be provided, by K2 Advisors and each Sub-Advisor and the profits realized by K2 Advisors and its affiliates from their relationships with the Fund. As part of the renewal process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In this regard, the trustees took into account the introduction in 2020 of breakpoints in the investment management fee schedule of the Fund, which were designed to better position the Fund for potential asset growth. In addition, and following on-going discussions with the independent trustees with respect to the investment management fees and expense ratio of the Fund, the trustees took into account the proposed reduction in the cap in the fee waiver and expense limitation arrangement from 1.95% to 1.90%, which was negotiated by the independent trustees with management. In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took

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into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of K2 Advisors personnel. The Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by K2 Advisors and each Sub-Advisor, as more fully discussed above. The Board also considered the reductions negotiated by K2 Advisors in the sub-advisory fees charged by the Sub-Advisers, including the addition of breakpoints in the sub-advisory fee schedules of certain Sub-Advisors in the past few years. The Board noted that the sub-advisory fees are paid by K2 Advisors to each Sub-Advisor and are not additional fees borne by the Fund. The Board also noted that the sub-advisory fees paid, and to be paid, by K2 Advisors to each Sub-Advisor were the product of arms-length negotiations between K2 Advisors and each Sub-Advisor.

Furthermore, the Board took into account that information regarding Sub-Advisor profitability is not legally required to be provided. Accordingly, profitability information of the sub-advisors was given lesser weight than other factors. In addition, the Board considered the allocation of the investment management fee charged to the Fund between K2 Advisors and each Sub-Advisor in light of the nature, extent and quality of the investment management services provided, and to be provided, by K2 Advisors and each Sub-Advisor. As part of this discussion, the Board took into account the fee waiver and expense limitation arrangement in effect (as modified on the terms set forth above), and the amount of Fund expenses that were absorbed since inception of the Fund by K2 Advisors through such waivers and arrangements. The Board also considered the investment management services that the investment manager provides to the Cayman Subsidiary and the related fee waivers that were in place.

Consideration was also given to a comparative analysis in the Broadridge Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group.

Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Advisor Class shares. The Fund’s contractual management fee rate was in the most expensive quintile of its Base Expense Group and the second-most expensive quintile of its Alternate Expense Group. The Fund’s total expenses were in the most expensive quintile of its Base Expense Group and the middle quintile of its Alternate Expense Group.

Noting (i) that the Fund’s contractual management fee and total expenses were lower than the Fund’s primary competitor, (ii) the factors and limitations with respect to the Broadridge Section 15(c) Report (including the inclusion of single-manager funds in both peer groups) and (iii) factors relating to the Fund’s operations, such as the quality and experience of K2 Advisors and the Sub-Advisors and the nature and quality of the services provided and to be provided by K2 Advisors and the Sub-Advisors, the Board found such comparative fees and expenses to be acceptable.

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to K2 Advisors and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2022, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of K2 Advisors and its parent. In discussing the Profitability Study with the Board, K2 Advisors stated its belief that the costs

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incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements. The trustees also considered the extent to which K2 Advisors and the Sub-Advisors may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by K2 Advisors and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided. In addition, the Board noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

ECONOMIES OF SCALE. The Board considered economies of scale realized by K2 Advisors and its affiliates and the Sub-Advisors as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The trustees noted that benefits of economies of scale will, depending on the fee waiver and expense limitation arrangement in effect at the time, potentially be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund. The Board also considered the fee waiver and expense limitation arrangement in effect, and the amount of Fund expenses that were absorbed since inception of the Fund by K2 Advisors through such waiver and arrangement. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect.

Liquidity Risk Management Program

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule").

The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a "Highly Liquid Investment Minimum" or "HLIM"); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission ("SEC") (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the "IRMG") is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the "ILC") to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid

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investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as "Highly Liquid Investments," and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum ("HLIM") where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Schedule of Investments

The Trust, on behalf of the Fund, files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report and Shareholder Letter K2 Alternative Strategies Fund

Investment Manager	Distributor	Shareholder Services
K2/D&S Management Co., L.L.C.	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	(800) 632-2301
© 2023 Franklin Templeton Investments. All rights reserved.		068 A 07/23

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $189,474 for the fiscal year ended May 31, 2023 and $215,144 for the fiscal year ended May 31, 2022.

Audit-Related Fees

(b) There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

Tax Fees

(c) The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended May 31, 2023 and $2,846 for the fiscal year ended May 31, 2022. The services for which these fees were paid included identifying passive foreign investment companies to manage exposure to tax liabilities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended May 31, 2023 and $100,000 for the fiscal year ended May 31, 2022. The services for which these fees were paid included technical tax consultation for withholding tax report to foreign governments, application of local country tax laws and tax advice.

All Other Fees

(d) There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e)(2)	None of the services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended May 31, 2023 and $102,846 for the fiscal year ended May 31, 2022.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not Applicable.

(a)(2)(2)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Alternative Strategies Funds

By (Signature and Title)	/s/ Matthew T. Hinkle
Matthew T. Hinkle, Chief Executive Officer – Finance and
Administration

Date July 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew T. Hinkle
Matthew T. Hinkle, Chief Executive Officer – Finance and
Administration

Date July 26, 2023

By (Signature and Title)	/s/ Christopher Kings
Christopher Kings, Treasurer, Chief Financial Officer, and Chief
Accounting Officer

Date July 26, 2023